1933 Act File No. 33-36729
                                                 1940 Act File No. 811-6165

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                                                                ---

      Pre-Effective Amendment No.     ..........................

      Post-Effective Amendment No.  25 .........................X
                                   ----                         ---

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.  24 ...............................................X
                    ----                                               ---

                   MUNICIPAL SECURITIES INCOME TRUST

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 _    immediately upon filing pursuant to paragraph (b)
 X    on OCTOBER 31, 1997  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(i) on pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
      (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC  20037

                         CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of MUNICIPAL SECURITIES INCOME TRUST, which is comprised of five portfolios: (1) Federated Pennsylvania Municipal Income Fund, (a) Class A Shares and
(b) Class B Shares; (2) Federated Ohio Municipal Income Fund, (a) Class F Shares; (3) Federated Michigan Intermediate Municipal Trust;
(4) Federated California Municipal Income Fund, (a) Class A Shares (formerly, Class F Shares) and (b) Class B Shares; and (5) Federated New York Municipal Income Fund, (a) Class F Shares. This filing relates only to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated Michigan Intermediate Municipal Trust, and Federated New York Municipal Income Fund, and is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              Prospectus Heading
                                                              (RULE 404(C) CROSS REFERENCE)

Item 1.           COVER PAGE..................................(1-5) Cover Page.
                  ----------

Item 2.           SYNOPSIS....................................(1(a)) Summary of Fund Expenses - Class A Shares; (1(b)) Summary of
                                                              Fund Expenses - Class B Shares; (2-5) Summary of Fund Expenses.
                  --------

Item 3.           CONDENSED FINANCIAL
                  INFORMATION.................................(1(a)) Financial Highlights - Class A Shares; (1(b)) Financial
                                                              Highlights - Class B Shares; (2-5) Financial Highlights;
                                                              (1-5) Performance Information.

Item 4.           GENERAL DESCRIPTION OF
                  INFORMATION ................................(1-5) General Information;
                                                              (1-5) Investment Information;
                                                              (1-5) Investment Objective;
                                                              (1)
                                                              Pennsylvania
                                                              Municipal
                                                              Securities;
                                                              (2) Ohio
                                                              Municipal
                                                              Securities;
                                                              (3)
                                                              Michigan
                                                              Municipal
                                                              Securities;
                                                              (4)
                                                              California
                                                              Municipal
                                                              Securities;
                                                              (5) New
                                                              York
                                                              Municipal
                                                              Securities(1-5)
                                                              Investment
                                                              Policies
                                                              (1-5)
                                                              Investment
                                                              Risks;
                                                              (1-5)
                                                              Non-Diversification;
                                                              (1-5)
                                                              Investment
                                                              Limitations.

Item 5.           MANAGEMENT OF THE FUND......................(1-5) Trust Information; (1-5) Management of the Trust; (1,3-5)
                                                              Distribution of Shares; (1-5) Administration of the Fund.
                  ----------------------

Item 6.           CAPITAL STOCK AND OTHER
                  SECURITIES..................................(1-5)
                                                              Investing
                                                              in the
                                                              Fund;
                                                              (1-5)
                                                              Account
                                                              and
                                                              Share
                                                              Information;
                                                              (1-5)
                                                              Confirmations
                                                              and
                                                              Account
                                                              Statements;
                                                              (1-5)
                                                              Dividends
                                                              and
                                                              Distributions;
                                                              (1-5)
                                                              Accounts
                                                              with Low
                                                              Balances;
                                                              (1-5)
                                                              Shareholder
                                                              Information;
                                                              (1)
                                                              Voting
                                                              Rights;
                                                              (1-5)
                                                              Tax
                                                              Information;
                                                              (1-5)
                                                              Federal
                                                              Income
                                                              Tax; (1)
                                                              Pennsylvania
                                                              Taxes;
                                                              (2)
                                                              State of
                                                              Ohio
                                                              Income
                                                              Taxes;
                                                              (3)
                                                              Michigan
                                                              Taxes;
                                                              (4)
                                                              California
                                                              Income
                                                              Taxes;
                                                              (5) New
                                                              York
                                                              Taxes;
                                                              (1-5)
                                                              State
                                                              and
                                                              Local
                                                              Taxes.






Item 7.           PURCHASE OF SECURITIES
                  BEING
                                                              OFFERED...............................(1,4)
                                                              Expenses
                                                              of the
                                                              Fund;
                                                              (1-5)
                                                              Net
                                                              Asset
                                                              Value;
                                                              (1-5)
                                                              Investing
                                                              in the
                                                              Fund;
                                                              (1-5)
                                                              Purchasing
                                                              Shares;
                                                              (1-5)
                                                              Purchase
                                                              Shares
                                                              Through
                                                              a
                                                              Financial
                                                              Intermediary;(1-5)
                                                              Purchasing
                                                              Shares
                                                              by Wire;
                                                              (1-5)
                                                              Purchasing
                                                              Shares
                                                              by
                                                              Check;
                                                              (1-5)
                                                              Systematic
                                                              Investment
                                                              Program;
                                                              (2,5)
                                                              Eliminating
                                                              the
                                                              Sales
                                                              Charge;
                                                              (3)
                                                              Reducing
                                                              or
                                                              Eliminating
                                                              the
                                                              Sales
                                                              Charge;
                                                              (1,4)
                                                              Class A
                                                              Shares;
                                                              (1,4)
                                                              Class B
                                                              Shares;
                                                              (1-5)
                                                              Confirmations
                                                              and
                                                              Account
                                                              Statements;
                                                              (1,3-5)
                                                              Distribution
                                                              of
                                                              Shares.

Item 8.           REDEMPTION OR REPURCHASE....................(1-5) Redeeming and Exchanging Shares; (1,3-5) Redeeming or
                                                              Exchanging Shares Through a Financial Intermediary;
                                                              (2) Redeeming and Exchanging Shares Through a Financial Intermediary;
                                                              (1,3-5) Redeeming or Exchanging Shares by Telephone; (2) Redeeming
                                                              and Exchanging Shares by Telephone; (1,3-5) Redeeming or Exchanging
                                                              Shares by Mail; (2) Redeeming and Exchanging Shares by Mail;
                                                              (1-5) Requirements for Redemption; (1-5) Requirements for Exchange;
                                                              (1-5) Systematic Withdrawal Program; (1-4) Contingent Deferred
                                                              Sales Charge; (1-5) Accounts with Low Balances.

Item 9.           PENDING LEGAL PROCEEDINGS                   None.





PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          COVER PAGE..................................(1-5) Cover Page.
                  ----------

Item 11.          TABLE OF CONTENTS                           (1-5) Table of Contents.

Item 12.          GENERAL INFORMATION AND
                  HISTORY.....................................(1-5) General Information About the Fund; (1-5) About Federated
                                                              Investors.

Item 13.          INVESTMENT OBJECTIVES
                  AND POLICIES................................(1-5) Investment Objectives and Policies.

Item 14.          MANAGEMENT OF THE FUND......................(1-5) Municipal Securities Income Trust Management.
                  ----------------------

Item 15.          CONTROL PERSONS AND PRINCIPAL
                  HOLDERS OF SECURITIES.......................(2-5) Municipal Securities Income Trust Management.

Item 16.          INVESTMENT ADVISORY AND OTHER
                  SERVICES....................................(1-5) Investment Advisory Services; (1-5) Other Services;
                                                              (3) Shareholder Services Agreement.

Item 17.          BROKERAGE ALLOCATION                        (1-5) Brokerage Transactions.

Item 18.          CAPITAL STOCK AND OTHER
                  SECURITIES                                  Not applicable.

Item 19.          PURCHASE, REDEMPTION AND
                  PRICING OF SECURITIES
                  BEING OFFERED...............................(1-5) Purchasing Shares; (1-5) Determining Net Asset Value;
                                                              (1-5) Redeeming Shares.

Item 20.          TAX STATUS                                  (1-5) Tax Status.

Item 21.          UNDERWRITERS                                Not applicable.

Item 22.          CALCULATION OF PERFORMANCE
                  DATA........................................(1-5) Total Return; (1-5) Yield;
                                                              (1-5) Tax-Equivalent Yield; (1-5) Performance Comparisons.

Item 23.          FINANCIAL STATEMENTS........................(1-3,5) Filed in Part A; (4) Filed in Annual Report to
                                                               Shareholders dated August 31, 1997.
                  --------------------




FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST     (A Portfolio of
Municipal Securities Income Trust)


PROSPECTUS

The shares of Federated Michigan Intermediate Municipal Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The Fund invests primarily in a portfolio of Michigan municipal securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997



TABLE OF CONTENTS


SUMMARY OF FUND EXPENSES..............................    1
Financial Highlights..................................    2
General Information...................................    3
 Calling the Fund.....................................    3
Investment Information................................    3
 Investment Objective.................................    3
 Investment Policies..................................    3
 Michigan Municipal Securities........................    5
 Investment Risks.....................................    5
 Non-Diversification..................................    6
 Investment Limitations...............................    6
Net Asset Value.......................................    6
Investing in the Fund.................................    6
Purchasing Shares.....................................    7
 Purchasing Shares through a Financial Intermediary...    7
 Purchasing Shares by Wire............................    7
 Purchasing Shares by Check...........................    7
 Systematic Investment Program........................    7
 Reducing or Eliminating the Sales Charge.............    7
Redeeming and Exchanging Shares.......................    8
 Redeeming or Exchanging Shares Through
  a Financial Intermediary............................    8
 Redeeming or Exchanging Shares by Telephone..........    8
 Redeeming or Exchanging Shares by Mail...............    8
 Requirements for Redemption..........................    9
 Requirements for Exchange............................    9
 Systematic Withdrawal Program........................    9
Account and Share Information.........................    9
 Confirmations and Account Statements.................    9
 Dividends and Distributions..........................    9
 Accounts with Low Balances...........................    9
Trust Information.....................................    9
 Management of the Trust..............................    9
 Distribution of Shares...............................   10
 Administration of the Fund...........................   10
Shareholder Information...............................   11
Tax Information.......................................   11
 Federal Income Tax...................................   11
 Michigan Taxes.......................................   12
 State and Local Taxes................................   12
Performance Information...............................   12
Financial Statements..................................   13
Independent Auditors' Report..........................   24



                           SUMMARY OF FUND EXPENSES

                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................   3.00%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...............   None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
  as applicable).......................................................................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable).....................................   None
Exchange Fee...........................................................................................   None
                             ANNUAL OPERATING EXPENSES
                       (As a percentage of average net assets)
Management Fee (after waiver) (1)......................................................................   0.00%
12b-1 Fee..............................................................................................   None
Total Other Expenses (after expense reimbursement).....................................................   0.50%
 Shareholder Services Fee (after waiver)(2)............................................................   0.07%
   Total Operating Expenses(3).........................................................................   0.50%

(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.
(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(3) The total operating expenses would have been 1.09% absent the voluntary waivers of the management fee and a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Trust Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.

1 Year................................................................    $35
3 Years...............................................................    $46
5 Years...............................................................    $57
10 Years..............................................................    $91

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period) Reference is made to the Independent Auditors' Report on page 24.

                                                                                       Year Ended August 31,
                                                                  ------------------------------------------------------------
                                                                     1997     1996      1995      1994      1993       1992(a)
                                                                  -------   ------    ------    ------    ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.70   $ 10.80   $ 10.59   $ 11.02   $ 10.38     $ 10.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
 Net investment income                                               0.54      0.36      0.54      0.53      0.55        0.56
-----------------------------------------------------------
 Net realized and unrealized gain (loss) on
  investments                                                        0.15     (0.10)     0.21     (0.43)     0.64        0.38
-----------------------------------------------------------
 Total from investment operations                                    0.69      0.26      0.75      0.10      1.19        0.94
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
 Distributions from net investment income                           (0.54)    (0.36)    (0.54)    (0.53)    (0.55)      (0.56)
-----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $ 10.85   $ 10.70   $ 10.80   $ 10.59   $ 11.02     $ 10.38
-----------------------------------------------------------
TOTAL RETURN(B)                                                      6.59%     4.13%     7.39%     0.88%    11.73%       9.60%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
 Expenses                                                            0.50%     0.50%     0.50%     0.50%     0.37%     0.07%*
-----------------------------------------------------------
 Net investment income                                               5.00%     4.99%     5.19%     4.87%     5.11%     5.66%*
-----------------------------------------------------------
 Expense waiver/reimbursement(C)                                     0.59%     0.63%     0.65%     0.57%     1.06%     1.26%*
-----------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------
 Net assets, end of period (000 omitted)                          $67,592   $62,785   $60,621   $58,480   $50,625     $29,998
-----------------------------------------------------------
Portfolio turnover                                                     12%        7%       23%       13%        3%         26%
-----------------------------------------------------------

  * Computed on an annualized basis.
(a) Reflects operations for the period from September 18, 1991 (date of initial public investment) to August 31, 1992.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust on August 6, 1990. Shares of the Fund ("Shares") are designed for customers of financial institutions such as banks, fiduciaries, investment advisers and broker/dealers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Michigan municipal securities. The Fund is not likely to be a suitable investment for non-Michigan taxpayers or retirement plans since Michigan municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

The Fund's current net asset value ("NAV") and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND Call the Fund at 1-800-341-7400.

                            INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Michigan.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of Michigan municipal securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be between three and ten years, and the Fund's average-weight duration will be between three and seven years. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include:

 . obligations issued by or on behalf of the state of Michigan, its political subdivisions, or agencies;

 . debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

 . participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Michigan.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS

The Michigan municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's"), AAA, AA or A by Standard & Poor's Ratings Services ("S&P"), and AAA, AA or A by Fitch Investors Service, L.P. ("Fitch"). In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. A description of the ratings categories is contained in the Appendix to the Statement of Additional
Information.      PARTICIPATION INTERESTS     The Fund may purchase
participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Michigan municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality
standards for the Fund.      VARIABLE RATE MUNICIPAL SECURITIES

Some of the Michigan municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED SECURITIES

As a matter of fundamental investment policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of fundamental investment policy, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its
net assets.      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS     The
Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase
prices.      The Fund may dispose of a commitment prior to settlement
if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVERSE FLOATERS

The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject
to additional volatility.      FINANCIAL FUTURES

The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take
delivery of the instrument at the specified future time.     As a
matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.
   RISKS
   When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

TEMPORARY INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the state of Michigan and Michigan municipalities personal income taxes. However, from time to time when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term, non-Michigan municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond, or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of Michigan or Michigan municipalities.

MICHIGAN MUNICIPAL SECURITIES

Michigan municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Michigan municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Michigan or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Michigan municipal securities which meet the Fund's quality standards may not be possible if the state of Michigan or its municipalities do not maintain their current credit ratings. In addition, any Michigan constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Michigan municipal securities.

A further discussion of the risks of a portfolio which invests largely in Michigan municipal securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer, and (b) beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to
secure such borrowings.     The above investment limitation cannot be
changed without shareholder approval.

                                NET ASSET VALUE

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                             INVESTING IN THE FUND

The characteristics of the Fund are described below.

----------------------------------------------------

Minimum and Subsequent       $1,000/$100
Investment Amounts

Minimum and Subsequent       NA
Investment Amount
for Retirement Plans

Maximum Sales Charge         3.00%*

Maximum Contingent           None
Deferred Sales
Charge

Conversion Feature           No

 . Shares are sold at NAV, plus a sales charge as follows:

                                 Sales Charge
                              as a Percentage of
                              Public           Net
                             Offering        Amount
Amount of Transaction         Price         Invested
------------------------------------------------------------------

Less than $50,000              3.00%         3.09%

$50,000 but less
than $100,000                  2.50%         2.56%

$100,000 but less
than $250,000                  2.00%         2.04%

$250,000 but less
than $500,000                  1.50%         1.52%

$500,000 but less
than $1 million                1.00%         1.01%

$1 million or greater          0.00%         0.00%


                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their shares For shares Of The fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

REDUCING OR ELIMINATING THE SALES CHARGE
Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR SHARES PURCHASED:
 . through financial intermediaries that do not receive sales charge dealer concessions;

 . by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

 . through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:
 .  purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

                        REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class A Shares of other Federated Funds on days on which the Fund computes its NAV. Redemptions and exchanges are made at NAV. Shareholders who desire to automatically exchange Shares for Class A Shares in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days, after the redemption request. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.


REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Shares subject to a sales charge while participating in this program.

                         ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions
(except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.
The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.
                               TRUST INFORMATION

MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
 ADVISORY FEES

 The Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

 ADVISER'S BACKGROUND

 Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and trustee of Federated Investors.

 Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

 J. Scott Albrecht has been a portfolio manager of the Fund since March, 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

 Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:


     MAXIMUM                    AVERAGE AGGREGATE
ADMINISTRATIVE FEE               DAILY NET ASSETS
-----------------------------------------------------------
   0.150%                   on the first $250 million
   0.125%                   on the next $250 million
   0.100%                   on the next $250 million
   0.075%              on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of the Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily under the Shareholder Services Agreement. Federated Shareholder Services will either perform shareholder services directly or will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to periodic payments to financial institutions under the Shareholder Services Agreement, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include participating in sales, educational and training seminars at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

                            SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 6, 1997, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Enbanco (as record owner holding Shares for its clients), Traverse, MI, owned approximately 2,333,703 Shares (37.08%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

MICHIGAN TAXES

Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a
net income tax.      That portion of a shareholder's Shares in the
Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on such securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Michigan. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax- equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of the Fund is calculated by dividing the net investment income per Share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other
distributions paid to shareholders.      The performance information
reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                           PORTFOLIO OF INVESTMENTS

                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
                                AUGUST 31, 1997


  PRINCIPAL                                                                                                CREDIT
   AMOUNT                                                                                                  RATING*         VALUE
-----------         -------------------------------------------------------------------------------        -------      ----------
LONG-TERM MUNICIPAL SECURITIES--97.6%
---------------------------------------------------------------------------------------------------
MICHIGAN--97.6%
---------------------------------------------------------------------------------------------------
$1,000,000          Anchor Bay, MI School District, UT GO Bonds , 5.30% (MBIA
                    INS)/(Original Issue Yield: 5.35%), 5/1/2008                                              AAA       $1,027,350
                    -------------------------------------------------------------------------------
   230,000          Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2000                                               AA           241,245
                    -------------------------------------------------------------------------------
   215,000          Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2001                                               AA           227,831
                    -------------------------------------------------------------------------------
   500,000          Avondale, MI School District, UT GO Refunding Bonds, 6.75% (Michigan
                    State GTD)/(Original Issue Yield: 6.95%), 5/1/2014                                        AA           539,430
                    -------------------------------------------------------------------------------
   500,000          Battle Creek, MI Building Authority, Revenue Bonds, 6.00%, 4/1/2002                       A+           527,530
                    -------------------------------------------------------------------------------
   500,000          Battle Creek, MI Building Authority, Revenue Bonds, 6.10%, 4/1/2003                       A+           527,475
                    -------------------------------------------------------------------------------
   100,000          Battle Creek, MI Water Supply System, Revenue Bonds (Series B), 6.90%
                    (United States Treasury PRF), 9/1/1998 (@102)                                             NR           104,847
                    -------------------------------------------------------------------------------
   100,000          Detroit, MI City School District, UT GO Refunding Bonds (Series A),
                    7.15% (MBIA INS), 5/1/1998                                                                AAA          102,205
                    -------------------------------------------------------------------------------
   500,000          Detroit, MI Economic Development Corp., Resource Recovery Revenue Bonds
                    (Series A), 6.875% (FSA INS)/(Original Issue Yield: 7.00%), 5/1/2009                      AAA          542,590
                    -------------------------------------------------------------------------------
 1,500,000          Detroit, MI Sewage Disposal System, Revenue Bonds (Series 1997A), 6.00%
                    (MBIA INS), 7/1/2007                                                                      AAA        1,633,590
                    -------------------------------------------------------------------------------
 3,000,000          Detroit, MI Water Supply System, Revenue Refunding Bonds, 6.00% (FGIC
                    INS)/(Original Issue Yield: 6.10%), 7/1/2002                                              AAA        3,190,830
                    -------------------------------------------------------------------------------
 1,000,000          Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC
                    INS)/(Original Issue Yield: 5.55%), 2/1/2011                                              AAA        1,001,660
                    -------------------------------------------------------------------------------
 1,000,000          Eastern Michigan University, Revenue Bonds, 6.10% (AMBAC INS)/(Original
                    Issue Yield: 6.15%), 6/1/2004                                                             AAA        1,070,500
                    -------------------------------------------------------------------------------
   200,000          Farmington Hills, MI Hospital Finance Authority, Hospital Revenue
                    Refunding Bonds (Series A), 6.60% (Botsford General Hospital)/(MBIA INS),
                    2/15/2000                                                                                 AAA          211,012
                    -------------------------------------------------------------------------------
   425,000          Forest Hills, MI Public School, UT GO Bonds, 7.375% (United States
                    Treasury PRF)/(Original Issue Yield: 7.397%), 5/1/2000 (@101)                             AA           462,034
                    -------------------------------------------------------------------------------
   285,000          Garden City, MI School District, UT GO Refunding Bonds, 5.80% (FSA                        AAA          304,608
                    INS), 5/1/2004
                    -------------------------------------------------------------------------------
   250,000          Garden City, MI School District, UT GO Refunding Bonds, 5.90% (FSA                        AAA          269,272
                    INS), 5/1/2005
                    -------------------------------------------------------------------------------
   565,000          Garden City, MI School District, UT GO Refunding Bonds, 6.00% (FSA                        AAA          609,403
                    INS), 5/1/2006
                    -------------------------------------------------------------------------------
   515,000          Garden City, MI School District, UT GO Refunding Bonds, 6.10% (FSA                        AAA          556,550
                    INS), 5/1/2007
                    -------------------------------------------------------------------------------
 1,200,000          Grand Rapids, MI Public Schools, UT GO Bonds, 5.00% (Original Issue
                    Yield: 5.40%), 5/1/2002                                                                   AA-        1,230,540
                    -------------------------------------------------------------------------------
   150,000          Huron Valley, MI School District, UT GO Bonds, 6.50% (Michigan State
                    GTD)/(United States Treasury PRF), 5/1/2001 (@102)                                        NR           162,985
                    -------------------------------------------------------------------------------
   270,000          Ingham County MI Sewer Authority, Revenue Bonds, Project #4, Delhi
                    Charter Township, 5.70%, 11/1/2003                                                        AA-          284,107
                    -------------------------------------------------------------------------------
   360,000          Ingham County MI Sewer Authority, Revenue Bonds, Project #4, Delhi
                    Charter Township, 5.80%, 11/1/2004                                                        AA-          378,904
                    -------------------------------------------------------------------------------
   465,000          Ingham County MI Sewer Authority, Revenue Bonds, Project #4, Delhi
                    Charter Township, 5.90%, 11/1/2005                                                        AA-          489,715
                    -------------------------------------------------------------------------------
 1,850,000          Jenison Public Schools, UT GO School Building and Site Refunding Bonds,
                   Series 1996, 5.30% (FGIC INS)/(Original Issue Yield: 5.40%), 5/1/2007                      AAA        1,919,911
                    -------------------------------------------------------------------------------
   265,000          Kent Hospital Finance Authority, MI, Hospital Revenue Refunding Bonds,
                    6.30% (Pine Rest Christian Hospital, MI)/(FGIC INS)/(Original Issue
                    Yield: 6.40%), 11/1/2003                                                                  AAA          287,027
                    -------------------------------------------------------------------------------
   415,000          Kent Hospital Finance Authority, MI, Hospital Revenue Refunding Bonds,
                    6.30% (Pine Rest Christian Hospital, MI)/(FGIC INS)/(Original Issue
                    Yield: 6.45%), 11/1/2004                                                                  AAA          448,009
                    -------------------------------------------------------------------------------
   500,000          Lake Orion, MI School District, UT GO Refunding Bonds, 5.90% (Michigan
                    State GTD)/(AMBAC INS), 5/1/2001                                                          AAA          526,355
                    -------------------------------------------------------------------------------
 2,000,000          Lake Orion, MI School District, UT GO Refunding Bonds, 6.05% (AMBAC
                    INS)/(Michigan State LOC), 5/1/2002                                                       AAA        2,135,240
                    -------------------------------------------------------------------------------
 1,000,000          Lanse Creuse, MI Public Schools, UT GO School Building and Site Bonds,
                    Series 1997, 5.00% (AMBAC INS), 5/1/2008                                                  AAA        1,004,500
                    -------------------------------------------------------------------------------
   500,000          Lansing, MI Sewer Disposal System, Revenue Refunding Bonds, 5.50% (FGIC
                    INS)/(Original Issue Yield: 5.60%), 5/1/2007                                              AAA          524,555
                    -------------------------------------------------------------------------------
   750,000          Livonia, MI Public School District, UT GO Bonds (Series I), 6.00%,                        AA           792,053
                    5/1/2001
                    -------------------------------------------------------------------------------
 1,000,000          Lowell Area Schools, MI, UT GO Refunding Bonds, 5.20% (Michigan State
                    GTD)/(FGIC INS)/(Original Issue Yield: 5.25%), 5/1/2008                                   AAA        1,019,420
                    -------------------------------------------------------------------------------
 1,710,000          Marquette, MI Hospital Finance Authority, Hospital Revenue Refunding
                    Bonds (1996 Series D), 5.30% (Marquette General Hospital, MI)/(FSA
                    INS), 4/1/2005                                                                            AAA        1,763,762
                    -------------------------------------------------------------------------------
 1,290,000          Marquette, MI Hospital Finance Authority, Hospital Revenue Refunding
                    Bonds (1996 Series D), 5.40% (Marquette General Hospital, MI)/(FSA
                    INS), 4/1/2006                                                                            AAA        1,337,459
                    -------------------------------------------------------------------------------
   100,000          Michigan Higher Education Student Loan Authority, Revenue Refunding
                    Bonds (Series X1), 7.10% (AMBAC INS), 10/1/1997                                           AAA          100,275
                    -------------------------------------------------------------------------------
 1,000,000          Michigan Higher Education Student Loan Authority, Student Loan Revenue
                    Bonds, Series XVII-A, 5.50% (AMBAC LOC), 6/1/2008                                         AAA        1,018,610
                    -------------------------------------------------------------------------------
 1,350,000          Michigan Higher Education Student Loan Authority, Student Loan Revenue
                    Bonds, Series XVII-A, 5.65% (AMBAC LOC), 6/1/2010                                         AAA        1,371,195
                    -------------------------------------------------------------------------------
 1,500,000          Michigan Municipal Bond Authority, Revenue Refunding Q-SBLF Bonds, 6.00%
                    (Michigan State)/(Michigan State GTD)/(Original Issue Yield: 6.10%),
                    5/1/2002                                                                                  AA         1,596,345
                    -------------------------------------------------------------------------------
 3,000,000          Michigan Public Power Agency, Revenue Refunding Bonds (Series A) Belle
                    River Project, 5.70% (Original Issue Yield: 5.80%), 1/1/2003                              AA-        3,161,700
                    -------------------------------------------------------------------------------
   100,000          Michigan State Comprehensive Transportation Board, Revenue Refunding
                    Bonds (Series 1988-I), 6.55% (Michigan State), 9/1/1997                                   AA-          100,015
                    -------------------------------------------------------------------------------
 1,000,000          Michigan State Comprehensive Transportation Board, Revenue Refunding
                    Bonds (Series B), 5.50% (Michigan State)/(Original Issue Yield: 5.60%),
                    5/15/2002                                                                                 AA-        1,045,840
                    -------------------------------------------------------------------------------
 1,000,000          Michigan State Comprehensive Transportation Board, Revenue Refunding
                    Bonds (Series B), 6.00% (Michigan State)/(Original Issue Yield: 6.05%),
                    5/15/2007                                                                                 AA-        1,070,790
                    -------------------------------------------------------------------------------
   100,000          Michigan State Comprehensive Transportation Board, Revenue Refunding
                    Bonds (Series B-II), 6.55% (Michigan State), 11/1/1997                                    AA-          100,469
                    -------------------------------------------------------------------------------
   415,000          Michigan State Hospital Finance Authority, Revenue Bonds (Series A),
                    6.15% (Crittenton Hospital, MI), 3/1/2001                                                 A+           436,800
                    -------------------------------------------------------------------------------
   440,000          Michigan State Hospital Finance Authority, Revenue Bonds (Series A),
                    6.25% (Crittenton Hospital, MI), 3/1/2002                                                 A+           468,230
                    -------------------------------------------------------------------------------
 1,000,000          Michigan State Hospital Finance Authority, Revenue Bonds, 5.25% (St.
                    John Hospital, MI)/(AMBAC INS)/(Original Issue Yield: 5.65%),
                    5/15/2026                                                                                 AAA          958,470
                    -------------------------------------------------------------------------------
   500,000          Michigan State Hospital Finance Authority, Revenue Bonds, Providence
                    Hospital, 7.00% (Daughters of Charity)/(Original Issue Yield: 7.04%),
                    11/1/2021                                                                                 AA           547,510
                    -------------------------------------------------------------------------------
 1,500,000          Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                    (Series A), 5.50% (St. John Hospital, MI)/(Original Issue Yield: 5.80%),
                    5/15/2001                                                                                 A+         1,549,395
                    -------------------------------------------------------------------------------
   800,000          Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                    5.95% (Oakwood Obligated Group)/(FGIC INS)/(Original Issue Yield: 6.05%),
                    5/1/2002                                                                                  AAA          847,640
                    -------------------------------------------------------------------------------
   575,000          Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                    6.30% (Sparrow Obligated Group, MI)/(MBIA INS), 11/15/2003                                AAA          620,793
                    -------------------------------------------------------------------------------
   375,000          Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                    6.85% (Oakland General Hospital, MI)/(AMBAC INS), 7/1/2000                                AAA          398,985
                    -------------------------------------------------------------------------------
 1,000,000          Michigan State Housing Development Authority, (Series A) Rental Housing
                    Revenue Bonds, 5.55% (MBIA INS), 4/1/2004                                                 AAA        1,020,210
                    -------------------------------------------------------------------------------
   500,000          Michigan State Housing Development Authority, Revenue Bonds (Series A),
                    5.90%, 12/1/2005                                                                          AA+          514,715
                    -------------------------------------------------------------------------------
   500,000          Michigan State Housing Development Authority, Revenue Bonds (Series A),
                    5.90%, 6/1/2005                                                                           AA+          513,995
                    -------------------------------------------------------------------------------
   430,000          Michigan State Housing Development Authority, Revenue Bonds (Series A),
                    6.25%, 6/1/2002                                                                           AA+          446,383
                    -------------------------------------------------------------------------------
   200,000          Michigan State Housing Development Authority, Revenue Bonds (Series A),
                    7.00%, 12/1/2005                                                                          AA+          211,376
                    -------------------------------------------------------------------------------
   280,000          Michigan State Housing Development Authority, Revenue Bonds (Series B),
                    6.30%, 12/1/2003                                                                          AA+          291,978
                    -------------------------------------------------------------------------------
 1,000,000          Michigan State Housing Development Authority, Revenue Bonds (Series E),
                    5.55%, 12/1/2007                                                                          AA+        1,018,940
                    -------------------------------------------------------------------------------
   185,000          Michigan State Housing Development Authority, Single Family Mortgage
                    Revenue Bonds (Series B), 6.95%, 12/1/2020                                                AA+          195,253
                    -------------------------------------------------------------------------------
 1,000,000          Michigan State, UT GO Recreation Program Bonds, 5.75% (Original Issue Yield:
                    5.80%), 11/1/2001                                                                         AA        $1,055,170
                    -------------------------------------------------------------------------------
   250,000          Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10%
                    (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006                                 A+           291,285
                    -------------------------------------------------------------------------------
 4,250,000          Monroe County, MI Pollution Control Authority, PCR Revenue Bonds (Series A),
                    6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004                                         AAA        4,647,843
                    -------------------------------------------------------------------------------
 1,750,000          Novi, MI Community School District, UT GO Bonds, Q-SBLF, 5.45%
                    (Original Issue Yield: 5.50%), 5/1/2003                                                   AA         1,820,753
                    -------------------------------------------------------------------------------
   300,000          Oakland & Washtenaw Counties, MI, Revenue Bonds, 6.65% (Oakland Community
                    College District, MI)/(Original Issue Yield: 6.743%), 5/1/2011                            AA-          328,824
                    -------------------------------------------------------------------------------
   250,000          Oakland County, MI, LT GO Bonds, Evergreen-Farmington Sewer Disposal,
                    6.30%, 5/1/2005                                                                           AA+          264,383
                    -------------------------------------------------------------------------------
   610,000          Okemos, MI Public School District, UT GO Refunding Bonds, Q-SBLF, 6.00%
                    (Michigan State GTD), 5/1/2002                                                            AA           649,449
                    -------------------------------------------------------------------------------
   140,000          Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water Supply System, 6.50%
                    (Original Issue Yield: 6.55%), 10/1/2002                                                  AA-          146,360
                    -------------------------------------------------------------------------------
   100,000          Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water System, 6.85%, 5/1/2000            AA-          102,475
                    -------------------------------------------------------------------------------
   220,000          Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water Supply System,
                    6.50%, 10/1/2001                                                                          AA-          229,995
                    -------------------------------------------------------------------------------
   400,000          Plymouth-Canton, MI Community School District, UT GO Bonds (Series C),
                    Q-SBLF, 6.00% (Michigan State GTD)/(Original Issue Yield: 6.10%), 5/1/2003                AA           428,476
                    -------------------------------------------------------------------------------
   500,000          Plymouth-Canton, MI Community School District, UT GO Refunding Bonds
                    (Series B), Q-SBLF, 6.80% (Michigan State GTD)/(United States Treasury PRF)/
                    (Original Issue Yield: 6.90%), 5/1/2001 (@101)                                            AA           545,480
                    -------------------------------------------------------------------------------
   570,000          Riverview, MI Community School District, UT GO Bonds, 6.20% (FGIC INS)/
                    (United States Treasury PRF), 5/1/2002 (@101.5)                                           AAA          619,208
                    -------------------------------------------------------------------------------
   615,000          Riverview, MI Community School District, UT GO Bonds, 6.20% (FGIC INS)/
                    (United States Treasury PRF), 5/1/2002 (@101.5)                                           AAA          668,093
                    -------------------------------------------------------------------------------
   350,000          Rochester, MI Community School District, UT GO Bonds, 6.50% (Michigan State GTD)/
                    (United States Treasury PRF)/(Original Issue Yield: 6.60%), 5/1/2002 (@100)               AA           380,016
                    -------------------------------------------------------------------------------
   250,000          Rochester, MI Community School District, UT GO Bonds, 6.50% (Michigan State GTD)/
                    (United States Treasury PRF)/(Original Issue Yield: 6.75%), 5/1/2002 (@100)               AA           271,440
                    -------------------------------------------------------------------------------
   270,000          Shelby Charter Townships, MI Building Authority, Revenue Bonds, 6.25%
                    (AMBAC INS)/(Original Issue Yield: 6.45%), 11/1/2006                                      AAA          289,688
                    -------------------------------------------------------------------------------
   230,000          Shelby Charter Townships, MI Building Authority, Revenue Bonds, 6.25%
                    (AMBAC INS)/(Original Issue Yield: 6.50%), 11/1/2007                                      AAA          247,954
                    -------------------------------------------------------------------------------
   250,000          University of Michigan, Hospital Revenue Bonds, 7.00% (United States Treasury PRF)/
                    (Original Issue Yield: 7.25%), 12/1/2000 (@102)                                           AA           274,113
                    -------------------------------------------------------------------------------
 1,500,000          University of Michigan, Hospital Revenue Refunding Bonds (Series A), 5.70%
                    (Original Issue Yield: 5.80%), 12/1/2004                                                  AA         1,598,310
                    -------------------------------------------------------------------------------
 1,000,000          Walled Lake, MI Consolidated School District, UT GO Refunding Bonds, 5.30%
                    (MBIA INS)/(Original Issue Yield: 5.35%), 5/1/2008                                        AAA       $1,025,030
                    -------------------------------------------------------------------------------
 1,000,000          Wayne County, MI Building Authority, LT GO Capital Improvement Bonds, 5.35%
                    (MBIA INS)/(Original Issue Yield: 5.40%), 6/1/2009                                        AAA        1,025,410
                    -------------------------------------------------------------------------------
 1,000,000          Western Michigan University, Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield:
                    5.55%), 11/15/2002                                                                        AAA        1,049,230
                    -------------------------------------------------------------------------------
   885,000          Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.10% (MBIA INS),
                    10/1/2002                                                                                 AAA          951,641
                    -------------------------------------------------------------------------------                   ------------
                      Total Long-Term Municipal Securities
                      (identified cost $62,788,574)                                                                     65,971,042
                    -------------------------------------------------------------------------------                   ------------
Short-Term Municipal Notes -- 1.0%
---------------------------------------------------------------------------------------------------
Puerto Rico -- 1.0%
---------------------------------------------------------------------------------------------------
   700,000          Puerto Rico Government Development Bank Weekly VRDNs (Credit Suisse, Zurich
                    LOC) (at amortized cost)                                                                  AA+         700,000
                    -------------------------------------------------------------------------------                   -----------
                    Total Investments (identified cost $63,488,574)(a)                                                $66,671,042
                    -------------------------------------------------------------------------------                   -----------

   Securities that are subject to alternative minimum tax represent 8.2% of the Fund's portfolio as calculated based upon total portfolio market value.

  . Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $63,488,574. The net unrealized appreciation of investments on a federal tax basis amounts to $3,182,468 which is comprised of $3,195,420 appreciation and $12,952 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($67,591,590) at August 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
FGIC  -- Financial Guaranty Insurance Company
FSA  -- Financial Security Assurance

GO     -- General Obligation
GTD    -- Guaranty
INS    -- Insured
LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue PRF -- Prerefunded Q-SBLF -- Qualified State Bond Loan Fund UT -- Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


                        STATEMENT OF ASSETS AND LIABILITIES

                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
                                  AUGUST 31, 1997

ASSETS:
----------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $63,488,574)              $66,671,042
----------------------------------------------------------------------------------------
Cash                                                                                              75,679
----------------------------------------------------------------------------------------
Income receivable                                                                              1,082,349
----------------------------------------------------------------------------------------
Receivable for shares sold                                                                        31,192
----------------------------------------------------------------------------------------     -----------
   Total assets                                                                               67,860,262
----------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------
Payable for shares redeemed                                                    $  37,745
---------------------------------------------------------------------------
Income distribution payable                                                      218,136
---------------------------------------------------------------------------
Accrued expenses                                                                  12,791
---------------------------------------------------------------------------    ---------
   Total liabilities                                                                             268,672
----------------------------------------------------------------------------------------     -----------
NET ASSETS for 6,229,544 shares outstanding                                                  $67,591,590
----------------------------------------------------------------------------------------
NET ASSETS Consist of:
----------------------------------------------------------------------------------------
Paid in capital                                                                              $65,535,642
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                     3,182,468
----------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (1,126,520)
----------------------------------------------------------------------------------------
   Total Net Assets                                                                          $67,591,590
----------------------------------------------------------------------------------------     -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
----------------------------------------------------------------------------------------
Net Asset Value Per Share ($67,591,590 O 6,229,544 shares outstanding)                       $     10.85
----------------------------------------------------------------------------------------     -----------
Offering Price Per Share (100/97.00 of $10.85)*                                              $     11.19
----------------------------------------------------------------------------------------     -----------
Redemption Proceeds Per Share                                                                $     10.85
----------------------------------------------------------------------------------------     -----------

 .  See "Investing in the Fund" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
                              YEAR ENDED AUGUST 31, 1997


Investment Income:
--------------------------------------------------------------------------------------
Interest                                                                                 $3,542,049
--------------------------------------------------------------------------------------
Expenses:
-------------------------------------------------------------------------
Investment advisory fee                                                     $  257,217
-------------------------------------------------------------------------
Administrative personnel and services fee                                      125,000
-------------------------------------------------------------------------
Custodian fees                                                                  11,042
-------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                        32,076
-------------------------------------------------------------------------
Directors'/Trustees' fees                                                        3,688
-------------------------------------------------------------------------
Auditing fees                                                                   13,858
-------------------------------------------------------------------------
Legal fees                                                                       2,948
-------------------------------------------------------------------------
Portfolio accounting fees                                                       58,759
-------------------------------------------------------------------------
Shareholder services fee                                                       160,761
-------------------------------------------------------------------------
Share registration costs                                                        14,165
-------------------------------------------------------------------------
Printing and postage                                                            17,153
-------------------------------------------------------------------------
Insurance premiums                                                               3,031
-------------------------------------------------------------------------
Miscellaneous                                                                    1,569
-------------------------------------------------------------------------
Total expenses                                                                 701,267
-------------------------------------------------------------------------    ---------
Waivers and reimbursements--
---------------------------------------------------------
 Waiver of investment advisory fee                           $ (257,217)
---------------------------------------------------------
 Waiver of shareholder services fee                            (115,748)
---------------------------------------------------------
 Reimbursement of other operating expenses                       (3,912)
----------------------------------------------------------   -----------
   Total waivers and reimbursements                                           (376,877)
------------------------------------------------------------------------     ---------
     Net expenses                                                                           324,390
--------------------------------------------------------------------------------------   ----------
      Net investment income                                                               3,217,659
--------------------------------------------------------------------------------------   ----------
Realized and Unrealized Gain (Loss) on Investments:
--------------------------------------------------------------------------------------
Net realized gain on investments                                                            149,867
--------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                        767,866
--------------------------------------------------------------------------------------   ----------
 Net realized and unrealized gain on investments                                            917,733
--------------------------------------------------------------------------------------   ----------
   Change in net assets resulting from operations                                        $4,135,392
--------------------------------------------------------------------------------------   ----------

(See Notes which are an integral part of the Financial Statements)



                      STATEMENT OF CHANGES IN NET ASSETS

                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

                                                                                                  Year Ended August 31,
                                                                                               ------------------------
                                                                                                   1997         1996
                                                                                               -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------------
Net investment income                                                                            3,217,659   $  3,100,224
----------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($133,935 net gain and $934,269 net loss,
 respectively, as computed for federal tax purposes)                                               149,867        (15,933)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation                                                 767,866       (645,967)
----------------------------------------------------------------------------------------      ------------   ------------
 Change in net assets resulting from operations                                                  4,135,392      2,438,324
----------------------------------------------------------------------------------------      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------------
Distributions from net investment income                                                        (3,217,659)    (3,100,224)
----------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                    16,338,296     12,656,505
----------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions declared              615,490        531,641
----------------------------------------------------------------------------------------
Cost of shares redeemed                                                                        (13,065,032)   (10,361,950)
----------------------------------------------------------------------------------------      ------------   ------------
 Change in net assets resulting from share transactions                                          3,888,754      2,826,196
----------------------------------------------------------------------------------------      ------------   ------------
   Change in net assets                                                                          4,806,487      2,164,296
----------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------
Beginning of period                                                                             62,785,103     60,620,807
----------------------------------------------------------------------------------------      ------------   ------------
End of period                                                                                 $ 67,591,590   $ 62,785,103
----------------------------------------------------------------------------------------      ------------   ------------

(See Notes which are an integral part of the Financial Statements)




                         NOTES TO FINANCIAL STATEMENTS

                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
                                AUGUST 31, 1997

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $1,126,520, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


EXPIRATION YEAR  EXPIRATION AMOUNT
---------------  -----------------
     2003           $192,251
     2004           $934,269

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.


                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

3. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                       Year Ended August 31,
                                                                      ----------------------
                                                                         1997         1996
                                                                      -----------  ---------
Shares sold                                                            1,512,481   1,168,371
--------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared        56,959      49,167
--------------------------------------------------------------------
Shares redeemed                                                       (1,209,574)   (959,378)
--------------------------------------------------------------------  ----------    --------
 Net change resulting from share transactions                            359,866     258,160
--------------------------------------------------------------------  ----------    --------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

INTERFUND TRANSACTIONS

During the period ended August 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $14,550,000 and $15,150,030, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended August 31, 1997, were as follows:

Purchases                                                 $11,486,905
--------------------------------------------------------  -----------
Sales                                                      $7,642,152
--------------------------------------------------------  -----------

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1997, 65.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 20.6% of total investments.


                FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

                         INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of
MUNICIPAL SECURITIES INCOME TRUST
and Shareholders of
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Michigan Intermediate Municipal Trust as of August 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1997, and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Michigan Intermediate Municipal Trust as of August 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania

October 13, 1997



                                     NOTES


                                           [LOGO OF FEDERATED INVESTORS]

                                           FEDERATED MICHIGAN
                                           INTERMEDIATE
                                           MUNICIPAL TRUST

                                           (A Portfolio of Municipal
                                           Securities Income Trust)



FEDERATED MICHIGAN
INTERMEDIATE
MUNICIPAL TRUST
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600


TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401


                                         PROSPECTUS
                                         OCTOBER 31, 1997

                                         A Non-Diversified Portfolio of Municpal
                                         Securities Income Trust,


                                         An Open-End, Management
                                         Investment Company



Federated Securities Corp., Distributor

Cusip 625922703                          [RECYCLED PAPER LOGO]
G01389-01 (10/97)











            FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

          (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)



                  STATEMENT OF ADDITIONAL INFORMATION












This Statement of Additional Information should be read with the prospectus of Federated Michigan Intermediate Municipal Trust (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated October 31, 1997











[GRAPHIC OMITTED]

        Cusip 625922703
        1041202B (10/97)

I

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUND                           1

INVESTMENT OBJECTIVE AND POLICIES                            1
   Acceptable Investments                                    1
   When-Issued and Delayed Delivery Transactions             2
   Futures Transactions                                      2
   Temporary Investments                                     3
   Portfolio Turnover                                        3
   Investment Limitations                                    3
   Michigan Investment Risks                                 5

MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT                 5
   Fund Ownership                                            9
   Trustees Compensation                                    10
   Trustee Liability                                        10

INVESTMENT ADVISORY SERVICES                                11
   Adviser to the Fund                                      11
   Advisory Fees                                            11

OTHER SERVICES                                              11
   Fund Administration                                      11
   Custodian and Portfolio Accountant                       11
   Transfer Agent                                           11
   Independent Auditors                                     11

SHAREHOLDER SERVICES AGREEMENT                              11

BROKERAGE TRANSACTIONS                                      12

PURCHASING SHARES                                           12
   Quantity Discounts and Accumulated Purchases             12
   Concurrent Purchases                                     12
   Letter of Intent                                         13
   Reinvestment Privilege                                   13
   Conversion to Federal Funds                              13
   Purchases by Sales Representatives, Fund Trustees, and Employees    13



DETERMINING NET ASSET VALUE                                 13
   Valuing Municipal Bonds                                  13
   Use of Amortized Cost                                    14

REDEEMING SHARES                                            14
   Redemption in Kind                                       14
   Massachusetts Partnership Law                            14

TAX STATUS                                                  14
   The Fund's Tax Status                                    14
   Shareholders' Tax Status                                 15

TOTAL RETURN                                                15

YIELD                                                       15

TAX-EQUIVALENT YIELD                                        15
   Tax-Equivalency Table                                    16

PERFORMANCE COMPARISONS                                     17
   Economic and Market Information                          17

ABOUT FEDERATED INVESTORS                                   17
   Mutual Fund Market                                       18
   Institutional Clients                                    18
   Bank Marketing                                           18
   Broker/Dealers and Bank Broker/Dealer
     Subsidiaries                                           18

APPENDIX                                                    19

20

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On June 1, 1994, Michigan Municipal Income Fund changed its name to Michigan Intermediate Municipal Trust. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from Michigan Intermediate Municipal Trust to Federated Michigan Intermediate Municipal Trust. The shares of the Fund are hereafter referred to as "Shares."


INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in a portfolio of municipal securities, which are exempt from federal regular income tax and Michigan state and local tax ("Michigan Municipal Securities"). These securities include those issued by or on behalf of the state of Michigan and Michigan municipalities, and those issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the personal income tax imposed by the state of Michigan and Michigan municipalities.

     CHARACTERISTICS


         The Michigan Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.


     TYPES OF ACCEPTABLE INVESTMENTS

         Examples of Michigan Municipal Securities are:

         o  municipal notes and municipal commercial paper;

         o  serial bonds sold with differing maturity dates;

         o tax anticipation notes sold to finance working capital needs of municipalities;

         o bond anticipation notes sold prior to the issuance of longer-term bonds;

         o  pre-refunded municipal bonds; and

         o general obligation bonds secured by a municipality pledge of taxation.

     PARTICIPATION INTERESTS

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     VARIABLE RATE MUNICIPAL SECURITIES

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     MUNICIPAL LEASES

         The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

         In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

         o  whether the lease can be terminated by the lessee;

         o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

         o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

         o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation");

         o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

FUTURES TRANSACTIONS

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     "MARGIN" IN FUTURES TRANSACTIONS


         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.


TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

     REPURCHASE AGREEMENTS

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

         From time to time, such as when suitable Michigan municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Michigan municipal bonds and thereby reduce the Fund's yield.

     REVERSE REPURCHASE AGREEMENTS

         The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

PORTFOLIO TURNOVER


The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the Fund's portfolio turnover rates were 12% and 7%, respectively.


INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

     PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

     UNDERWRITING

         The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     INVESTING IN REAL ESTATE

         The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES

         The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

     INVESTING IN RESTRICTED SECURITIES

         The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

     LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

     DEALING IN PUTS AND CALLS

         The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     CONCENTRATION OF INVESTMENTS

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.


     INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain
restricted securities.      Except with respect to borrowing money, if
a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities or invest in repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

MICHIGAN INVESTMENT RISKS

Michigan continues to benefit from the prolonged national economic expansion. Durable goods orders have remained strong and the auto industry has restructured and reinvested to improve its competitive position. In addition, the state continues to diversify its economic base away from manufacturing to trade and services. All of these factors have stabilized Michigan's traditionally cyclical economy resulting in historically low unemployment figures and strong growth in per capita income.

Michigan's fiscal position has been prudently managed. The state has demonstrated an ability to achieve balanced budgets, high reserves and low debt levels. Spending controls and higher than budgeted revenues have resulted in a budget stabilization fund of about $1.1 billion. These reserve funds are at their highest level in the state's history. The enduring effectiveness of state financial management will ultimately be tested by the next economic downturn.

The state's fiscal and economic health are reflected in its current credit ratings. Michigan is rated Aa and AA by Moody's and S&P, respectively.

MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers,
Federated Management, and Federated Research; President and Director,
Federated Research Corp. and Federated Global Research Corp.;
President, Passport Research, Ltd.; Trustee, Federated Shareholder
Services Company, and Federated Shareholder Services; Director,
Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds.
Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or
Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


          * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

          @    Member of the Executive Committee. The Executive
               Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.


FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding Shares.


As of October 6, 1997, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: Enbanco, Traverse City, MI, owned approximately 2,333,703 Shares (37.08%); First Mar & Co., Marquette, MI, owned approximately 854,493 Shares (13.57%); Shoreline Co., South Haven, MI, owned approximately 459,375 Shares (7.30%); Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 457,093 Shares (7.26%); and First Mar and Company, Marquette, MI, owned approximately 337,849 Shares (5.36%).

TRUSTEES COMPENSATION


                                      AGGREGATE
NAME,                               COMPENSATION
POSITION WITH                           FROM               TOTAL COMPENSATION PAID
TRUST                                  TRUST*#             FROM FUND COMPLEX

John F. Donahue                          $-0-              $-0- for the Trust and
Trustee and Chairman                                       56 other investment companies in the Fund Complex


Thomas G. Bigley                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John T. Conroy                        $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

William J. Copeland                   $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

J. Christopher Donahue                  $ -0-              $ -0- for the Trust and
Trustee and Executive                                      18 other investment companies in the Fund Complex
  Vice President

James E. Dowd                         $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.               $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.               $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Peter E. Madden                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Gregor F. Meyer                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John E. Murray, Jr.                   $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Wesley W. Posvar                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Marjorie P. Smuts                     $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex




*   Information is furnished for the fiscal year ended August 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

    The information is provided for the last calendar year.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

     The Fund's investment adviser is Federated Advisers (the
"Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES


For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996 and 1995, the Adviser earned advisory fees of $257,217, $248,517, and $233,527, respectively, all of which were voluntarily waived.


OTHER SERVICES
FUND ADMINISTRATION


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1997, 1996 and 1995, the Administrators earned $125,000, $125,000 and $125,000.


CUSTODIAN AND PORTFOLIO ACCOUNTANT


State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated
Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT


Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS


The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, PA.


SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder record-keeping systems; and (4) responding promptly to shareholder's requests and inquiries concerning their accounts. For the fiscal year ended August 31, 1997, the Fund paid shareholder service fees in the amount of $160,761, of which $115,748 were voluntarily waived.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES
Except under certain circumstances described in the prospectus, Shares are sold at their NAV plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases reduce or eliminate the sales charge paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.50%, not 3.00%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction or elimination, a shareholder has the privilege of combining concurrent purchases of Fund Shares or Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $600,000 in this Fund, the sales charge would be eliminated.

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 3.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent.
The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.


CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.


PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Shares at NAV without a sales charge:

          o Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities
               Corp. and its affiliates;

          o    Federated Life Members; and

          o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE
The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

NAV is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


VALUING MUNICIPAL BONDS

The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


REDEEMING SHARES
The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1.00% of the respective class's NAV, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that NAV is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:


          o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

          o    invest in securities within certain statutory limits;
               and

          o distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS

     CAPITAL GAINS

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares. Any loss by a shareholder on Fund Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

TOTAL RETURN

The Fund's average annual total returns for the one-year and five-year periods ended August 31, 1997, and for the period from September 18, 1991 (date of initial public investment) to August 31, 1997, were 3.40%, 5.44% and 6.17%, respectively.


The average annual total return of the Fund is the average compounded rate of return for a given period of time that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000 less any applicable sales charge, adjusted over the period by any additional Shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.

YIELD

The Fund's yield for the thirty-day period ended August 31, 1997 was 3.98%.


The yield for the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assume to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to Shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1997 was 5.53%.


The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and the income taxes imposed by the state of Michigan. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.





                   TAXABLE YIELD EQUIVALENT FOR 1997

                                                               STATE OF MICHIGAN
            COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                            19.40%        32.40%             35.40%               40.40%              44.00%


        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050            $271,050

        TAX-EXEMPT
        YIELD                               TAXABLE YIELD EQUIVALENT

           1.50%            1.86%          2.22%             2.32%               2.52%               2.68%
           2.00%            2.48%          2.96%             3.10%               3.36%               3.57%
           2.50%            3.10%          3.70%             3.87%               4.19%               4.46%
           3.00%            3.72%          4.44%             4.64%               5.03%               5.36%
           3.50%            4.34%          5.18%             5.42%               5.87%               6.25%
           4.00%            4.96%          5.92%             6.19%               6.71%               7.14%
           4.50%            5.58%          6.66%             6.97%               7.55%               8.04%
           5.00%            6.20%          7.40%             7.74%               8.39%               8.93%
           5.50%            6.82%          8.14%             8.51%               9.23%               9.82%
           6.00%            7.44%          8.88%             9.29%              10.07%              10.71%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.

*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS
The Fund's performance depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund's expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

          o LEHMAN BROTHERS SEVEN YEAR STATE GENERAL OBLIGATION BOND INDEX is an index of general obligation bonds rated A or better with 6-8 years to maturity.


   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.


          o MORNINGSTAR, INC. an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in Shares based on monthly reinvestment of dividends over a specific period of time.


Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.


The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.


MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS


Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES


Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.


*  Source: Investment Company Institute

I

APPENDIX

STANDARD & POOR'S RATINGS SERVICES MUNICIPAL BOND RATINGS


AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS


AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


FITCH INVESTORS SERVICE, L.P. LONG-TERM DEBT RATINGS


AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


STANDARD & POOR'S RATINGS SERVICES MUNICIPAL NOTE RATINGS


SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc. Short-Term Loan Ratings

MIG1/VMIG1--This designation denotes best quality. The re is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATINGS


     F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.


STANDARD & POOR'S RATINGS SERVICES COMMERCIAL PAPER RATINGS


A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.






FEDERATED NEW YORK MUNICIPAL INCOME FUND     (A Portfolio of Municipal
Securities Income Trust) Class F Shares

PROSPECTUS


The Class F Shares of Federated New York Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. The Fund invests primarily in a portfolio of New York municipal securities.



The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Class F Shares. Keep this prospectus for future reference.




The Fund has also filed a Statement of Additional Information for Class F Shares dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated October 31, 1997

                               TABLE OF CONTENTS




Summary of Fund Expenses.............................. 1
Financial Highlights.................................. 2
General Information................................... 3
 Calling the Fund..................................... 3
Investment Information................................ 3
 Investment Objective................................. 3
 Investment Policies.................................. 3
 New York Municipal Securities........................ 5
 Investment Risks..................................... 6
 Non-Diversification.................................. 6
 Investment Limitations............................... 6
Net Asset Value....................................... 6
Investing in the Fund................................. 6
Purchasing Shares..................................... 7
 Purchasing Shares through a Financial Intermediary... 7
 Purchasing Shares by Wire............................ 7
 Purchasing Shares by Check........................... 7
 Systematic Investment Program........................ 7
 Eliminating the Sales Charge......................... 7
Redeeming and Exchanging Shares....................... 8
 Redeeming or Exchanging Shares Through
 a Financial Intermediary............................. 8
 Redeeming or Exchanging Shares by Telephone.......... 8
 Redeeming or Exchanging Shares by Mail............... 9
 Requirements for Redemption.......................... 9
 Requirements for Exchange............................ 9
 Systematic Withdrawal Program........................ 9
 Contingent Deferred Sales Charge..................... 9


Account and Share Information.........................10
 Confirmations and Account Statements.................10
 Dividends and Distributions..........................10
 Accounts with Low Balances...........................10
Trust Information.....................................10
 Management of the Trust..............................10
 Distribution of Shares...............................11
 Administration of the Fund...........................12
Shareholder Information...............................12
Tax Information.......................................12
 Federal Income Tax...................................12
 New York Taxes.......................................13
 State and Local Taxes................................13
Performance Information...............................13
Financial Statements..................................15
Independent Auditors' Report..........................23




                           SUMMARY OF FUND EXPENSES




                                 CLASS F SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).... 1.00%
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)..............................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)(1).................................. 1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............... None
Exchange Fee..................................................................... None


                           ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee (after waiver)(2)................................................ 0.00%
12b-1 Fee (after waiver)(3)..................................................... 0.02%
Total Other Expenses (after expense reimbursement).............................. 0.68%
 Shareholder Services Fee (after waiver)(4)..................................... 0.23%
   Total Operating Expenses(5)*................................................. 0.70%

(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge."
(2) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.
(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.50%.
(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder services provider can terminate the voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.
(5) The total operating expenses in the table above are based on expenses expected during the fiscal year ending August 31, 1998. The total operating expenses were 0.66% for the fiscal year ended August 31, 1997, and would have been 2.41% absent the voluntary waivers of the management fee and portions of the 12b-1 fee and the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

 .   Total Class F Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending August 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Trust Information." Wire- transferred redemptions of less than $5,000 may be subject to additional fees.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


EXAMPLE                                                                                1 year  3 years  5 years  10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time period;
and (3) payment of the
maximum sales charge..................................................................... $27      $43      $49       $96
You would pay the following expenses on the same investment,
assuming no redemption................................................................... $17      $32      $49       $96

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                             FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 23.

                                                                                           YEAR ENDED AUGUST 31,
                                                                              ------------------------------------------------
                                                                                1997      1996      1995      1994      1993(a)
                                                                              -------   -------   -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $ 10.17   $ 10.13   $ 10.10   $ 10.92    $ 10.04
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                           0.56      0.58      0.57      0.57       0.44
 Net realized and unrealized gain (loss) on
  investments                                                                    0.45      0.04      0.03     (0.82)      0.88
                                                                              -------   -------   -------   -------    -------
 Total from investment operations                                                1.01      0.62      0.60     (0.25)      1.32
                                                                              -------   -------   -------   -------    -------
LESS DISTRIBUTIONS
 Distributions from net investment income                                       (0.56)    (0.58)    (0.57)    (0.57)     (0.44)
                                                                              -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD                                                $ 10.62   $ 10.17   $ 10.13   $ 10.10    $ 10.92
                                                                              -------   -------   -------   -------    -------
TOTAL RETURN(B)                                                                 10.13%     6.18%     6.41%    (2.31%)    13.38%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                                        0.66%     0.60%     0.59%     0.39%    0.25%*
 Net investment income                                                           5.34%     5.62%     5.94%     5.49%    5.53%*
 Expense waiver/reimbursement(C)                                                 1.75%     1.93%     1.74%     2.07%    1.91%*
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                                      $22,386   $21,932   $21,600   $23,152    $14,495
 Portfolio turnover                                                                59%       11%       55%       37%         0%

*Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)


                              GENERAL INFORMATION


The Trust was established as a Massachusetts business trust on August 6, 1990. Class F Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in New York municipal securities. The Fund is not likely to be a suitable investment for non-New York taxpayers or retirement plans since New York municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

The Fund's current net asset value ("NAV") and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.



                            INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.


The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than New York.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in securities which are exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of New York, its political subdivisions, or agencies. Unless indicated otherwise, investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS
The securities in which the Fund invests include:

 . obligations issued by or on behalf of the state of New York, its political subdivisions, or agencies;

 . debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

 . participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of New York and New York municipalities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS


The New York municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc., ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Services ("S&P") or by Fitch Investors Service, L.P. ("Fitch"). Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as the investment grade bonds described above. If a bond is rated below investment grade according to the characteristics set forth here after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider appropriate action. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.


PARTICIPATION INTERESTS
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in New York municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet
the prescribed quality standards for the Fund.      VARIABLE RATE
MUNICIPAL SECURITIES Some of the New York municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including repurchase agreements providing for settlement in more than seven days after
notice, to 15% of its net assets.     WHEN-ISSUED AND DELAYED DELIVERY
TRANSACTIONS The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may
vary from the purchase prices.      The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVERSE FLOATERS


The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

FINANCIAL FUTURES
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take
delivery of the instrument at the specified future time.     As a
matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.
 RISKS
 When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

TEMPORARY INVESTMENTS
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. This policy cannot change without shareholder approval. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term, non-New York municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of New York or New York municipalities.

NEW YORK MUNICIPAL SECURITIES
New York municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS
Yields on New York municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state or city of New York could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in New York municipal securities which meet the Fund's quality standards may not be possible if the state and city of New York do not maintain their current credit ratings.

A further discussion of the risks of a portfolio which invests largely in New York municipal securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to
secure such borrowings.     The above investment limitation cannot be
changed without shareholder approval.

                                NET ASSET VALUE

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                             INVESTING IN THE FUND

This prospectus offers Class F Shares with the characteristics described below.


                                            Class F
------------------------------------------------------
Minimum and Subsequent
Investment Amount                          $1,500/$100
Minimum and Subsequent Investment
Amount for Retirement Plans                NA
Maximum Sales Charge                       1.00%*
Maximum Contingent Deferred
Sales Charge**                             1.00%**


* This is 1.01% of the net amount invested. There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Eliminating the Sales Charge."

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.


   The following contingent deferred sales charge schedule applies to Class F Shares:


                                                   Contingent
                                                    Deferred
Amount of Purchase             Shares Held        Sales Charge
------------------          ------------------    ------------
Up to $1,999,999            Four Years or less        1.00%
$2,000,000 to $4,999,999    Two Years or less          .50%
$5,000,000 or more           One Year or less          .25%


                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A
FINANCIAL INTERMEDIARY
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM
Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

ELIMINATING THE SALES CHARGE
Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES
PURCHASED:

 . through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;

 .  by sales representatives, Trustees, and employees of the Fund, Federated
   Advisers, Federated Securities Corp. or their affiliates and their immediate family members; or

 .  by any investment dealer who has a sales agreement with Federated Securities
   Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons.

In addition, the sales charge can be eliminated by:

 .  purchasing in quantity and accumulating purchases;

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION
For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

                        REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for shares of New York Municipal Cash Trust or Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A
FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY
TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days, after the redemption request. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE
Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM
Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing a total or partial distribution from an Individual Retirement
   Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 701U2;

 . representing a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement;

 .  which are involuntary redemptions of shareholder accounts that do not comply

 .  with the minimum balance requirements;

 .  which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
Shareholders will receive detailed confirmations of transactions
(except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.
The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



                               TRUST INFORMATION

MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Board of Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.


INVESTMENT ADVISER
Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.
 ADVISORY FEES
 The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

 ADVISER'S BACKGROUND
 Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and trustee of Federated Investors.

 Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,500 financial institutions nationwide.

 J. Scott Albrecht has been a portfolio manager of the Fund since March 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

 Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.50% of the average daily NAV of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made
by the Fund under the Distribution Plan.     In addition, the Fund has
entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      SUPPLEMENTAL
PAYMENTS TO FINANCIAL INSTITUTIONS Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:


   MAXIMUM                  AVERAGE AGGREGATE
ADMINISTRATIVE FEE          DAILY NET ASSETS
--------------------------------------------------------
   0.150%              on the first $250 million
   0.125%              on the next $250 million
   0.100%              on the next $250 million
   0.075%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                            SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 6, 1997, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Shares for its clients), Jacksonville, FL, owned approximately 854,884 Shares (40.40%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
                                TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

NEW YORK TAXES
Under existing New York laws, distributions made by the Fund will not be subject to New York state or New York City personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code, and represent interest income attributable to obligations of the state of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York state and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York state and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York state and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York state or New York City franchise taxes on corporations or financial institutions.

STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax- equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of the maximum sales charge and other similar non-recurring changes, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax- equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.



                           PORTFOLIO OF INVESTMENTS



                   FEDERATED NEW YORK MUNICIPAL INCOME FUND
                                AUGUST 31, 1997



PRINCIPAL                                                                                             CREDIT
 AMOUNT                                                                                               RATING*         VALUE
---------                                                                                            --------     ------------
(a) LONG-TERM MUNICIPALS_100.2%
NEW YORK_100.2%
$     500,000                Albany County Airport Authority, NY, Airport Revenue Bonds
                             (Series 1997), 5.375% (FSA INS)/(Original Issue Yield: 5.72%),
                             12/15/2017                                                                  AAA       $   485,235
      500,000                Essex County, NY IDA, PCR Refunding Revenue Bonds (Series
                             1997C), 5.70% (International Paper Co.), 7/1/2016                           A-            513,555
      500,000                Essex County, NY IDA, Solid Waste Disposal Revenue Bonds
                             (Series A), 5.80% (International Paper Co.), 12/1/2019                      A-            507,010
      305,000                Nassau County, NY IDA, Civic Facility Revenue Bonds, 6.85%
                             (Hofstra University), 1/1/2012                                              A             342,524
      330,000                Nassau County, NY IDA, Civic Facility Revenue Bonds, 6.85%
                             (Hofstra University), 1/1/2013                                              A             369,518
    1,000,000                Nassau County, NY, Refunding UT GO Bonds (Series 1997A),                    AAA         1,095,190
                             6.00% (FGIC INS), 7/1/2013
    1,000,000                New York City Municipal Water Finance Authority, Water &
                             Sewer System Revenue Bonds (Series A), 5.125% (Original Issue
                             Yield: 5.50%), 6/15/2021                                                    A-            942,900
    1,000,000                New York City, NY IDA, (Series 1995)
                             Civic Facility Revenue Bonds, 6.30%
                             (College of New Rochelle)/(Original Issue
                             Yield:
                             6.45%), 9/1/2015                                                            Baa         1,023,830
      500,000                New York City, NY IDA, Civic Facility Revenue Bonds, 7.00%
                             (Mt. St. Vincent College, NY), 5/1/2008                                     NR            536,860
      400,000                New York City, NY IDA, Civic Facilities Revenue Bonds,
                             5.80% (YMCA of Greater NY)/ (Original Issue Yield: 6.10%),
                             8/1/2016                                                                    Baa           404,004
      750,000                New York City, NY IDA, Special Facilities Revenue Bonds,
                             6.90% (American Airlines), 8/1/2024                                         BBB-          822,675
      500,000                New York City, NY, GO UT Bonds, 7.25% (Original Issue
                             Yield: 7.55%), 8/15/2019                                                    BBB+          568,985
      900,000                New York State Dormitory Authority,
                             Revenue Bonds (Series A), 6.50%
                             (University of Rochester, NY)/(Original
                             Issue Yield:
                             6.582%), 7/1/2019                                                           A+            985,203
      500,000                New York State Dormitory Authority, Revenue Bonds (Series
                             F), 5.375% (City University of New York)/(FGIC
                             INS)/(Original Issue Yield: 5.55%), 7/1/2007                                AAA           523,500
    1,000,000                New York State Dormitory Authority, Revenue Bonds, 5.50%
                             (Long Island University)/(Asset Guaranty INS)/(Original
                             Issue Yield: 5.75%), 9/1/2020                                               AA           972,040
      500,000                New York State Dormitory Authority, Revenue Bonds, 6.25%
                             (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013                    Baa          521,920
    1,000,000                New York State Environmental Facilities Corp., Solid Waste
                             Disposal Revenue Bonds, 6.10% (Occidental Petroleum
                             Corp.)/(Original Issue Yield: 6.214%), 11/1/2030                            BBB+       1,019,400
      900,000                New York State Environmental Facilities Corp., Water
                             Facilities Revenue Refunding Bonds (Series A), 6.30%
                             (Spring Valley Water Co.)/(AMBAC INS), 8/1/2024                             AAA          952,785
    1,000,000                New York State HFA, (Series 1995A) Service Contract
                             Obligation Revenue Bonds, 6.375% (Original Issue Yield:
                             6.45%), 9/15/2015                                                           BBB+       1,074,800
     $915,000                New York State Local Government Assistance Corp., Refunding
                             Revenue Bonds (Series A), 6.00% (AMBAC INS), 4/1/2008                       AAA      $ 1,006,070
    1,000,000                New York State Medical Care Facilities Finance Agency,
                             FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport
                             Memorial Hospital, NY)/(FHA GTD), 2/15/2035                                  AA        1,087,960
    1,000,000                New York State Medical Care Facilities Finance Agency,
                             Revenue Bonds (Series B), 6.60% (FHA GTD)/(Original
                             Issue Yield: 6.625%), 8/15/2034                                              AA        1,089,950
    2,000,000                New York State Mortgage Agency, Revenue Bonds (Series 40A),                  Aa        2,119,160
                             6.70%, 4/1/2025
    1,000,000                New York State Thruway Authority, Local Highway and Bridge
                             Service Contract Revenue Bonds (Series 1995), 6.25% (Original
                             Issue Yield: 6.435%), 4/1/2014                                               BBB+      1,063,680
      500,000                Port Authority of New York and New
                             Jersey, Revenue Bonds (Series 96), 6.60%
                             (FGIC INS)/(Original Issue Yield:
                             6.65%), 10/1/2023                                                            AAA         546,995
      700,000                Port Authority of New York and New Jersey, Special Project
                             Bonds (Series 6), 6.00% (JFK International Air Terminal
                             LLC)/(MBIA INS), 12/1/2006                                                   AAA         759,129
    1,000,000                Suffolk County, NY IDA, Southwest Sewer System Revenue
                             Bonds, 6.00% (FGIC INS), 2/1/2007                                            AAA       1,086,109
                                                                                                                  -----------
                               TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $21,237,036)                            22,420,987
                                                                                                                  -----------
SHORT-TERM MUNICIPALS_3.1%
PUERTO RICO_3.1%
      700,000                Puerto Rico Government Development Bank Weekly VRDNs
                             (Credit Suisse, Zurich LOC) (at amortized cost)                              AA+         700,000
                                                                                                                  -----------
                                TOTAL INVESTMENTS (IDENTIFIED COST $21,937,036)(b)                                $23,120,987
                                                                                                                  -----------

  * Please refer to the Appendix of the Statement of Additional
    Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) At August 31, 1997, 29.3% of the total investments at market value were subject to alternative minimum tax.

(b) The cost of investments for federal tax purposes amounts to $21,937,036. The net unrealized appreciation of investments on a federal tax basis amounts to $1,183,951 which is comprised of $1,200,027 appreciation and $16,076 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets ($22,386,472) at August 31, 1997.


The following acronyms are used throughout this portfolio:


AMBAC_American Municipal Bond Assurance Corporation FGIC_Financial Guaranty Insurance Company FHA_Federal Housing Administration FSA_Financial Security Assurance GO_General Obligation GTD_Guaranty HFA_Housing Finance Authority IDA_Industrial Development Authority INS_Insured LOC_Letter of Credit MBIA_Municipal Bond Investors Assurance PCR_Pollution Control Revenue UT_Unlimited Tax VRDNs_Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES
                    FEDERATED NEW YORK MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

ASSETS:
Total investments in securities, at value (identified and tax cost $21,937,036)    $23,120,987
Cash                                                                                    34,370
Income receivable                                                                      344,333
Receivable for shares sold                                                             126,949
Deferred expenses                                                                          599
                                                                                   -----------
 Total assets                                                                       23,627,238
LIABILITIES:
Payable for investments purchased                               $ 1,110,170
Payable for shares redeemed                                          45,569
Income distribution payable                                          68,725
Accrued expenses                                                     16,302
                                                                -----------
 Total liabilities                                                                   1,240,766
                                                                                   -----------
NET ASSETS for 2,107,392 shares outstanding                                        $22,386,472
                                                                                   -----------
NET ASSETS CONSIST OF:
Paid in capital                                                                    $22,336,454
Net unrealized appreciation of investments                                           1,183,951
Accumulated net realized loss on investments                                        (1,133,933)
                                                                                   -----------
 Total Net Assets                                                                  $22,386,472
                                                                                   -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($22,386,472 O 2,107,392 shares outstanding)             $     10.62
                                                                                   -----------
Offering Price Per Share (100/99.00 of $10.62)*                                    $     10.73
                                                                                   -----------
Redemption Proceeds Per Share (99.00/100 of $10.62)**                              $     10.51
                                                                                   -----------

*See "Investing in the Fund" in the Prospectus.
** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                    FEDERATED NEW YORK MUNICIPAL INCOME FUND
                           YEAR ENDED AUGUST 31, 1997


INVESTMENT INCOME:
Interest                                                                             $1,370,576
EXPENSES:
Investment advisory fee                                     $   91,304
Administrative personnel and services fee                      125,000
Custodian fees                                                   7,619
Transfer and dividend disbursing agent fees and expenses        27,692
Directors'/Trustees' fees                                        3,010
Auditing fees                                                   15,004
Legal fees                                                       4,016
Portfolio accounting fees                                       50,754
Distribution services fee                                      114,130
Shareholder services fee                                        57,065
Share registration costs                                        14,003
Printing and postage                                            15,229
Insurance premiums                                               2,714
Miscellaneous                                                   22,233
                                                            ---------
 Total expenses                                                549,773
Waivers and reimbursements--
 Waiver of investment advisory fee                          $  (91,304)
Waiver of distribution services fee                           (109,565)
 Waiver of shareholder services fee                             (4,565)
 Reimbursement of other operating expenses                    (193,364)
                                                             ---------
   Total waivers and reimbursements                                       (398,798)
                                                                          --------
     Net expenses                                                                       150,975
                                                                                     ----------
      Net investment income                                                           1,219,601
                                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                        566,956
Net change in unrealized appreciation of investments                                    432,403
                                                                                     ----------
 Net realized and unrealized gain on investments                                        999,359
                                                                                     ----------
   Change in net assets resulting from operations                                    $2,218,960
                                                                                     ----------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                    Federated New York Municipal Income Fund

                                                                                                           Year Ended August 31,
                                                                                                      --------------------------
                                                                                                           1997         1996
                                                                                                      ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                                                  $ 1,219,601   $ 1,220,549
Net realized gain on investments ($566,956 and $983,796, respectively, as computed for
federal tax purposes)                                                                                      566,956        56,947
Net change in unrealized appreciation/depreciation                                                         432,403        69,892
                                                                                                       -----------   -----------
 Change in net assets resulting from operations                                                          2,218,960     1,347,388
                                                                                                       -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                                                (1,219,601)   (1,220,549)
Share Transactions--
Proceeds from sale of shares                                                                             3,711,284     3,274,016
Net asset value of shares issued to shareholders in payment of distributions declared                      532,033       522,759
Cost of shares redeemed                                                                                 (4,787,869)   (3,592,219)
                                                                                                      ------------   -----------
 Change in net assets resulting from share transactions                                                   (544,552)      204,556
                                                                                                      ------------   -----------
   Change in net assets                                                                                    454,807       331,395
NET ASSETS:
Beginning of period                                                                                     21,931,665    21,600,270
                                                                                                      ------------   -----------
End of period                                                                                          $22,386,472   $21,931,665
                                                                                                      ------------   -----------

(See Notes which are an integral part of the Financial Statements)



                         NOTES TO FINANCIAL STATEMENTS

                    FEDERATED NEW YORK MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

On June 2, 1997 the Fund acquired all the net assets of The William Penn New York Tax-Free Income Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 26,036 shares of the Fund (valued at $271,302) for the 26,795 shares of the Acquired Fund outstanding on June 2, 1997. The Acquired Fund's net assets of $270,336 which consisted of $268,620 of Paid in Capital and $2,117 of unrealized appreciation, and $401 of net realized loss on investments at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $22,867,645 and $270,336, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $1,133,933, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


EXPIRATION YEAR       EXPIRATION AMOUNT
---------------       -----------------
     2003                 $149,736
     2004                 $983,796
     2005                 $    401



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES
The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in Class F Shares were as follows:




                                                                      YEAR ENDED AUGUST 31,
                                                                      ---------------------
                                                                        1997        1996
                                                                      --------   ---------
Shares sold                                                            356,926     319,948
Shares issued to shareholders in payment of distributions declared      51,006      50,930
Shares redeemed                                                       (456,448)   (348,051)
                                                                       -------     -------
 Net change resulting from share transactions                          (48,516)     22,827
                                                                       -------     -------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class F Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund shares, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay FSS up to 0.25% of average daily net assets of the Fund Class F Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES
Organizational and/or start-up administrative service expenses of $79,004 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and/or start-up administrative expenses during the five year period following effective date. For the period ended August 31, 1997, the Fund paid $21,068 pursuant to this agreement.

INTERFUND TRANSACTIONS
During the period ended August 31, 1997, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $6,150,000 and $6,150,000, respectively.

GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:



PURCHASES                    $13,781,707
SALES                        $13,129,674


6. CONCENTRATION OF CREDIT RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1997, 45.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 14.06% of total investments.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Municipal Securities Income Trust and
Shareholders of Federated New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated New York Municipal Income Funds as of August 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated New York Municipal Income Fund as of August 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
October 13, 1997


                                     NOTES


Federated New York                    Transfer Agent and
Municipal Income Fund                 Dividend
Class F Shares                        Disbursing Agent
Federated Investors Tower             Federated Shareholder
Pittsburgh, PA 15222-3779             Services Company
                                      P.O. Box 8600
Distributor                           Boston, MA 02266-8600
Federated Securities Corp.
Federated Investors Tower             Independent Auditors
Pittsburgh, PA 15222-3779             Deloitte & Touche LLP
                                      2500 One PPG Place
Investment Adviser                    Pittsburgh, PA 15222-5401
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600



Federated Securities Corp., Distributors             [LOGO]

Cusip 625922208
2092919A-FS (10/97)




[LOGO] FEDERATED INVESTORS


       Federated New York
       Municipal Income Fund


       (A Portfolio of Municipal Securities
        Income Trust)

        Class F Shares




Prospectus
October 31, 1997

A Non-Diversified Portfolio of
Municipal Securities Income Trust,


An Open-End, Management
Investment Company








               FEDERATED NEW YORK MUNICIPAL INCOME FUND

          (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                            CLASS F SHARES



                  STATEMENT OF ADDITIONAL INFORMATION












This Statement of Additional Information should be read with the prospectus of Federated New York Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated October 31, 1997

[GRAPHIC OMITTED]

        Cusip 625922208
        2092919B (10/97)

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUND                           1

INVESTMENT OBJECTIVE AND POLICIES                            1
   Acceptable Investments                                    1
   When-Issued and Delayed Delivery Transactions             2
   Futures Transactions                                      2
   Temporary Investments                                     3
   Portfolio Turnover                                        3
   Investment Limitations                                    3
   New York Investment Risks                                 5

MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT                 5
   Fund Ownership                                            9
   Trustees Compensation                                    10
   Trustee Liability                                        10

INVESTMENT ADVISORY SERVICES                                10
   Adviser to the Fund                                      10
   Advisory Fees                                            11

OTHER SERVICES                                              11
   Fund Administration                                      11
   Custodian and Portfolio Accountant                       11
   Transfer Agent                                           11
   Independent Auditors                                     11

BROKERAGE TRANSACTIONS                                      12

PURCHASING SHARES                                           12
   Quantity Discounts and Accumulated Purchases             12
   Concurrent Purchases                                     12
   Letter of Intent                                         13
   Reinvestment Privilege                                   13
   Distribution Plan and Shareholder Services Agreement     13
   Conversion to Federal Funds                              13
   Purchases by Sales Representatives, Fund Trustees, and Employees    14



DETERMINING NET ASSET VALUE                                 14
   Valuing Municipal Bonds                                  14
   Use of Amortized Cost                                    14

REDEEMING SHARES                                            14
   Redemption in Kind                                       14
   Contingent Deferred Sales Charge                         15
   Massachusetts Partnership Law                            15

TAX STATUS                                                  15
   The Fund's Tax Status                                    15

TOTAL RETURN                                                15

YIELD                                                       16

TAX-EQUIVALENT YIELD                                        16
   Tax-Equivalency Table                                    16

PERFORMANCE COMPARISONS                                     17
   Economic and Market Information                          18

ABOUT FEDERATED INVESTORS                                   18
   Mutual Fund Market                                       18
   Institutional Clients                                    19
   Bank Marketing                                           19
   Broker/Dealers and Bank Broker/
      Dealer Subsidiaries                                   19

APPENDIX                                                    20

20


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Municipal Securities Income Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from New York Municipal Income Fund to Federated New York Municipal Income Fund and also approved change the name of the Fund's presently offered shares from Fortress Shares to Class F Shares ("Shares").


INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. The investment objective cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in New York municipal securities.

     CHARACTERISTICS


         The New York municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.


     TYPES OF ACCEPTABLE INVESTMENTS

         Examples of New York municipal securities include:

          o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;

          o    municipal notes and tax-exempt commercial paper;

          o    serial bonds;

          o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;

          o bond anticipation notes sold in anticipation of the issuance of long-term bonds;

          o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

          o    general obligation bonds.

     PARTICIPATION INTERESTS

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     VARIABLE RATE MUNICIPAL SECURITIES

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations. Many municipal securities with variable-interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     MUNICIPAL LEASES

         The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

         In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

         o  whether the lease can be terminated by the lessee;

         o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

         o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

         o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an
           "event of non-appropriation"); and

         o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

FUTURES TRANSACTIONS

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     "MARGIN" IN FUTURES TRANSACTIONS


         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.


TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

     REPURCHASE AGREEMENTS

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

         From time to time, such as when suitable New York municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in New York municipal bonds and thereby reduce the Fund's yield.

     REVERSE REPURCHASE AGREEMENTS

         The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER


The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the Fund's portfolio turnover rates were 59% and 11%, respectively.


INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

     PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

     UNDERWRITING

         The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     INVESTING IN REAL ESTATE

         The Fund will not purchase or sell real estate including limited partnership interests although it may invest in municipal bonds secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES

         The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

     LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

     DEALING IN PUTS AND CALLS

         The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     CONCENTRATION OF INVESTMENTS

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.


     RESTRICTED AND ILLIQUID SECURITIES

         The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.


NEW YORK INVESTMENT RISKS

The Fund invests in obligations of New York issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within the state. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the state's financial status. This information is based on official statements relating to securities that have been offered by New York issuers and from other sources believed to be accurate but should not be relied upon as a complete description of all relevant information.


     This year, New York state was an improving credit and was awarded with an upgrade from S&P. The state is currently rated A by both
Moody's and S&P.

The upgrade on New York state's bonds reflects improved financial operations through fiscal 1997. The state has more conservatively estimated revenues in recent years. In addition, New York's monitoring and management of the budget during the fiscal year has improved, thereby reducing the risk of budget imbalance. These factors, combined with increased expenditure restraint and an improved economic climate fueled by the financial services sector, have contributed to year-end surpluses in five of the past six years.

Although the state has a diverse economy that continues to expand modestly and relatively high income, further rating upgrades will be precluded until significant financial and budgetary reform is implemented. This would include on-time budget adoption, ongoing structurally balanced financial operations, elimination of the state's generally accepted accounting principals-based deficit, and continued improvement in debt management policies.


The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.


MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers,
Federated Management, and Federated Research; President and Director,
Federated Research Corp. and Federated Global Research Corp.;
President, Passport Research, Ltd.; Trustee, Federated Shareholder
Services Company, and Federated Shareholder Services; Director,
Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds.
Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or
Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


          * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

          @    Member of the Executive Committee. The Executive
               Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.


FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding Shares.


As of October 6, 1997, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 854,884 Shares (40.40%); and North Fork Bank, Mattituck, NY, owned approximately 150,763 Shares (7.12%).


TRUSTEES COMPENSATION


                                      AGGREGATE
NAME,                               COMPENSATION
POSITION WITH                           FROM                                 TOTAL COMPENSATION PAID
TRUST                                  TRUST*#                                  FROM FUND COMPLEX

John F. Donahue                         $ -0-              $ -0- for the Trust and
Trustee and Chairman                                       54 other investment companies in the Fund Complex


Thomas G. Bigley                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John T. Conroy                        $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

William J. Copeland                   $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

J. Christopher Donahue                  $ -0-               $ -0- for the Trust and
Trustee and Executive                                      18 other investment companies in the Fund Complex
   Vice President

James E. Dowd                         $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.               $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.               $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Peter E. Madden                       $1,217               $108,725 for the Trust and
Trustee                                                     56 other investment companies in the Fund Complex

Gregor F. Meyer                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John E. Murray, Jr.                   $1,217                $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Wesley W. Posvar                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Marjorie P. Smuts                     $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex



*  Information is furnished for the fiscal year ended August 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

   The information is provided for the last calendar year.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

     The Fund's investment adviser is Federated Advisers (the
"Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996 and 1995, the Adviser earned advisory fees of $91,304, $86,941 and $87,317, respectively, all of which were voluntarily waived.


OTHER SERVICES
FUND ADMINISTRATION


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1997, 1996 and 1995, the Administrators earned $125,000, $125,000 and $125,000.


CUSTODIAN AND PORTFOLIO ACCOUNTANT


State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated
Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT


Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS


The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, PA.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES
Except under certain circumstances described in the prospectus, Shares are sold at their NAV plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

     As described in the prospectus, there is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase.

The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Share redemptions. For example, if a shareholder already owns Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Shares.

To receive the sales charge elimination and/or contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter, the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated.

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $1 million of Class F Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

     The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

The letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

If Shares have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge and would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal years ended August 31, 1997, 1996 and 1995, payments in the amount of $114,130, $108,676 and $109,146, respectively, were made pursuant to the Distribution Plan, of which $109,565, $104,329 and $104,780, respectively, were waived. In addition, for the fiscal year ended August 31, 1997, the Fund paid shareholder service fees in the amount of $57,065, of which $4,565 were waived.


CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

 PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES


The following individuals and their immediate family members may buy Shares at NAV without a sales charge:

          o Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities
               Corp. and its affiliates; and

          o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE
The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

NAV is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


VALUING MUNICIPAL BONDS

The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


REDEEMING SHARES
The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1.00% of the respective class's NAV, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that NAV is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Share purchases occurring prior to the number of years necessary to satisfy the applicable holding period; and (3) Share purchases occurring within the current holding period. For accounts with Shares subject to multiple Share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second on a first-in, first-out basis.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:


o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.


     CAPITAL GAINS

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

TOTAL RETURN

The Fund's average annual total returns for the one-year period ended August 31, 1997, and for the period from December 2, 1992 (date of initial public investment) to August 31, 1997 were 8.04% and 6.86%, respectively.


The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price per Share of redeemed Shares at the time of purchase or the offering price per Share of Shares redeemed.

YIELD

The Fund's yield for the thirty-day period ended August 31, 1997 was 4.62%.


The yield for the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1997 was 6.42%.


The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a tax rate of 28% and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax,* and the income taxes imposed by the state of New York. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.







                   TAXABLE YIELD EQUIVALENT FOR 1997
                           STATE OF NEW YORK


        TAX BRACKET:
        FEDERAL             15.00%        28.00%             31.00%               36.00%              39.60%

        COMBINED FEDERAL
        AND STATE           21.850%       34.850%            37.850%              42.850%             46.450%


        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050            $271,050

        TAX-EXEMPT
        YIELD                               TAXABLE YIELD EQUIVALENT

           1.50%            1.92%          2.30%             2.41%               2.62%               2.80%
           2.00%            2.56%          3.07%             3.22%               3.50%               3.73%
           2.50%            3.20%          3.84%             4.02%               4.37%               4.67%
           3.00%            3.84%          4.60%             4.83%               5.25%               5.60%
           3.50%            4.48%          5.37%             5.63%               6.12%               6.54%
           4.00%            5.12%          6.14%             6.44%               7.00%               7.47%
           4.50%            5.76%          6.91%             7.24%               7.87%               8.40%
           5.00%            6.40%          7.67%             8.05%               8.75%               9.34%
           5.50%            7.04%          8.44%             8.85%               9.62%              10.27%
           6.00%            7.68%          9.21%             9.65%              10.50%              11.20%



Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS
The performance of Shares depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund's expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.


   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "New York Municipal Bond Funds" category in advertising and sales literature.


o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.


The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS


Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES


Federated mutual funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.


*  Source: Investment Company Institute

                           TABLE OF CONTENTS
26

APPENDIX

STANDARD & POOR'S RATINGS SERVICES MUNICIPAL BOND RATINGS


AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATINGS


AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


FITCH INVESTORS SERVICE, L.P. LONG-TERM DEBT RATINGS


AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


STANDARD & POOR'S RATINGS SERVICES MUNICIPAL NOTE RATINGS


SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM LOAN RATINGS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATINGS


F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.


STANDARD & POOR'S RATINGS SERVICES COMMERCIAL PAPER RATINGS DEFINITIONS


A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.





FEDERATED OHIO MUNICIPAL INCOME FUND

(A Portfolio of Municipal Securities Income Trust)
Class F Shares



PROSPECTUS

The Class F Shares of Federated Ohio Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund invests primarily in a portfolio of Ohio municipal securities.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in Class F Shares. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information for Class F Shares dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997



                               TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES................................... 1
Financial Highlights....................................... 2
General Information........................................ 3
Calling the Fund........................................... 3
Investment Information..................................... 3
 Investment Objective...................................... 3
 Investment Policies....................................... 3
 Ohio Municipal Securities................................. 5
 Investment Risks.......................................... 6
 Non-Diversification....................................... 6
 Investment Limitations.................................... 6
Net Asset Value............................................ 6
Investing in the Fund...................................... 6
Purchasing Shares.......................................... 7
 Purchasing Shares Through a
 Financial Intermediary.................................... 7
 Purchasing Shares By Wire................................. 7
 Purchasing Shares By Check................................ 7
 Systematic Investment Program............................. 7
 Eliminating the Sales Charge.............................. 7
Redeeming and Exchanging Shares............................ 8
 Redeeming and Exchanging Shares
 Through a Financial Intermediary.......................... 8

 Redeeming and Exchanging Shares By Telephone.............. 8

 Redeeming and Exchanging Shares By Mail................... 9
 Requirements for Redemption............................... 9
 Requirements for Exchange................................. 9
 Systematic Withdrawal Program............................. 9
 Contingent Deferred Sales Charge.......................... 9
Account and Share Information..............................10
 Confirmations and Account Statements......................10
 Dividends and Distributions...............................10
 Accounts with Low Balances................................10
Shareholder Information....................................10
Trust Information..........................................11
 Management of the Trust...................................11
 Administration of the Fund................................12
Shareholder Information....................................12
 Voting Rights.............................................12
Tax Information............................................13
 Federal Income Tax........................................13
 State of Ohio Income Taxes................................13
 State and Local Taxes.....................................14
Performance Information....................................14
Financial Statements.......................................15
Independent Auditors' Report...............................26


                           SUMMARY OF FUND EXPENSES


                                 CLASS F SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................. 1.00%
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)........................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1).............................................. 1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)............................ None
Exchange Fee.................................................................................. None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (2)............................................................. 0.07%
12b-1 Fee (after waiver) (3).................................................................. 0.16%
Total Other Expenses.......................................................................... 0.67%
 Shareholder Services Fee (after waiver) (4).......................................... 0.24%
   Total Operating Expenses (5)............................................................... 0.90%



(1) The contingent deferred sales charge is assessed 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge".

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(3) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.40%.

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses would have been 1.48% absent the voluntary waivers of portions of the management fee, the 12b-1 fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Trust Information". Wire- transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.


Example                                                                         1 year  3 years  5 years  10 years
---------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time period; and
(3) payment of the maximum sales charge.......................................    $29      $50      $59      $120
You would pay the following expenses on the same investment, assuming
no redemption.................................................................    $19      $38      $59      $120


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                             FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Auditors' Report on page 26.



                                                                               Year Ended August 31,
                                                        1997     1996       1995     1994       1993         1992     1991(a)
                                                     --------  -------   --------  --------   -------      -------   --------
NET ASSET VALUE, BEGINNING
 OF PERIOD                                           $ 11.21   $ 11.22   $ 11.01   $ 11.65    $ 10.89      $ 10.40   $ 10.00
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                                  0.59      0.60      0.60      0.56       0.57         0.61      0.57
 Net realized and
  unrealized gain (loss)
  on investments                                        0.32     (0.01)     0.20     (0.64)      0.77         0.49      0.41
                                                     -------   -------    ------    ------    -------       ------   -------
 Total from investment
  operations                                            0.91      0.59      0.80     (0.08)      1.34         1.10      0.98
LESS DISTRIBUTIONS
 Distributions from net
  investment income                                    (0.59)    (0.60)    (0.59)    (0.56)     (0.57)       (0.61)    (0.57)
 Distributions in excess
  of net investment income                                 _         _         _         _      (0.01)(b)              (0.01)(b)
                                                     -------   -------    ------    ------    -------       ------   -------
Total distributions                                    (0.59)    (0.60)    (0.59)    (0.56)     (0.58)       (0.61)    (0.58)
                                                     -------   -------    ------    ------    -------       ------   -------
NET ASSET VALUE, END OF
 PERIOD                                              $ 11.53   $ 11.21   $ 11.22   $ 11.01    $ 11.65      $ 10.89   $ 10.40
                                                     -------   -------    ------    ------    -------       ------   -------
TOTAL RETURN(C)                                         8.34%     5.34%     7.65%    (0.72%)    12.69%       10.91%    10.01%
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                                               0.90%     0.90%     0.90%     0.90%      0.87%        0.73%   0.28%*
 Net investment income                                  5.19%     5.28%     5.53%     5.02%      5.13%        5.79%   6.35%*
 Expense
  waiver/reimbursement(d)                               0.58%     0.58%     0.60%     0.55%      0.83%        1.35%   1.66%*
SUPPLEMENTAL DATA
 Net assets, end of period
  (000 omitted)                                      $75,506   $70,568   $70,532   $81,566    $73,973      $28,924   $19,840
 Portfolio turnover                                       38%       11%       33%       20%         0%           0%       11%


*Computed on an annualized basis.

(a) Reflects operations for the period from October 12, 1990 (date of initial public investment) to August 31, 1991.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION


The Trust was established as a Massachusetts business trust on August 6, 1990. Class F Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since Ohio municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

The Fund's current net asset value ("NAV") and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio.

INVESTMENT POLICIES
The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS
The securities in which the Fund invests include:

 . obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

 . debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

 . participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities ("Ohio municipal securities"). At least 80% of the value of the Fund's total assets will be invested in Ohio municipal securities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS


The municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Service ("S&P"), or Fitch Investors Service, L.P. ("Fitch"). In certain cases the Fund's investment adviser may choose bonds which are unrated if it determines such bonds are of comparable quality or have similar characteristics to the investment grade bonds described above. If a bond is rated below investment grade according to the characteristics set forth here after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider appropriate action. Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Ohio municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES
Some of the Ohio municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED AND ILLIQUID SECURITIES
As a matter of fundamental investment policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of non-fundamental investment policy, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVERSE FLOATERS

The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

FINANCIAL FUTURES
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.


As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

 RISKS
 When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

TEMPORARY INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond, or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

OHIO MUNICIPAL SECURITIES
Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS
Yields on Ohio municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.

A further discussion of the risks of a portfolio which invests largely in Ohio municipal securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

                                NET ASSET VALUE

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                             INVESTING IN THE FUND


This prospectus offers Class F Shares with the characteristics described below.


                             Class F
Minimum and Subsequent
 Investment Amount          $1,500/$100
Minimum and Subsequent
 Investment Amount
for Retirement Plans                 NA
Maximum Sales Charge               1.00%*
Maximum Contingent
 Deferred Sales Charge**           1.00%**


* This is 1.01% of the net amount invested. There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Eliminating the Sales Charge."

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

The following contingent deferred sales charge schedule applies to Class F Shares:



                                                                CONTINGENT
                                                                 DEFERRED
 AMOUNT OF PURCHASE                   SHARES HELD              SALES CHARGE
----------------------------------------------------------------------------
 Up to $1,999,999                  Four Years or less             1.00%
 $2,000,000 to $4,999,999          Two Years or less               .50%
 $5,000,000 or more                One Year or less                .25%



                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A
FINANCIAL INTERMEDIARY
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM
Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

ELIMINATING THE SALES CHARGE
Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES
PURCHASED:

 . through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;



 . by sales representatives, Trustees, and employees of the Fund, Federated
  Advisers, Federated Securities Corp. or their affiliates and their immediate family members;

 . by any investment dealer who has a sales agreement with Federated Securities
  Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons.



IN ADDITION, THE SALES CHARGE CAN BE ELIMINATED BY:



 .  purchasing in quantity and accumulating purchases;

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION


For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor.



Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

                        REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for shares of Ohio Municipal Cash Trust or Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A
FINANCIAL INTERMEDIARY
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the share- holder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000, normally within one business day, but in no event more than seven days, after the redemption request. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.



REDEEMING OR EXCHANGING SHARES BY MAIL
Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE
Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM
Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a share- holder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing a total or partial distribution from an Individual Retirement
  Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 701/2;


 . representing a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement;

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 . which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
Shareholders will receive detailed confirmations of transactions
(except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.
The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                            SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 6, 1997, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (as record owner holding Shares for its clients), owned approximately 2,074,679 Shares (31.84%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

                               TRUST INFORMATION

MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES


The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.



INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES


 The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion.


ADVISER'S BACKGROUND

 Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

 Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

 J. Scott Albrecht has been a portfolio manager of the Fund since March 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

 Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily NAV of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.


The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of its Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS


Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)


Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates, and not the Fund.

ADMINISTRATION OF THE FUND

Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:



    Maximum               Average Aggregate
Administrative Fee         Daily Net Assets
-----------------------------------------------------
     0.150%           on the first $250 million
     0.125%           on the next $250 million
     0.100%           on the next $250 million
     0.075%      on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                            SHAREHOLDER INFORMATION
VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shares of that fund are entitled to vote. As of October 6, 1997, Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida owned 31.84% of the voting securities of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

                                TAX INFORMATION

Federal Income Tax

The Fund does not expect to pay federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE OF OHIO INCOME TAXES

Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                            PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax- equivalent yield for shares.

Total return represents the change, over a specific period of time, in the value of an investment in shares after reinvesting all income and capital gains distributions. it is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax- equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the fund's performance to certain indices.

                           PORTFOLIO OF INVESTMENTS

                      FEDERATED OHIO MUNICIPAL INCOME FUND
                                AUGUST 31, 1997



   PRINCIPAL                                                                                                    CREDIT
    AMOUNT                                                                                                      RATING*    VALUE
--------------                                                                                                  --------  -------
LONG-TERM MUNICIPALS--99.4%
OHIO--93.2%
$   200,000                  Akron, OH, Various Purpose LT GO, 5.50% (MBIA Insurance Corporation INS),
                             12/1/2005                                                                           AAA   $    211,670
    300,000                  Bellefontaine, OH, Storm Water Utility LT GO Bonds, 7.05%, 6/1/2011                   A        324,030
  2,000,000                  Brecksville-Broadview Heights CSD, OH, UT GO Bonds, 5.25% (FGIC INS)/
                             (Original Issue Yield:  5.825%), 12/1/2021                                                   1,943,720
    500,000                  Brunswick, OH, UT GO Bonds, 7.35% (Original Issue Yield: 7.446%), 12/1/2010           A        552,915
  1,000,000                  Clermont County, OH, Hospital Facilities Refunding & Revenue Bonds (Series B),
                             5.625% (Mercy Health Systems)/(AMBAC INS)/(Original Issue Yield: 5.80%), 9/1/2021   AAA      1,010,000
    200,000                  Cleveland, OH Airport System, Revenue Bonds (Series A), 5.40% (FGIC INS)/
                             (Original Issue Yield: 5.55%), 1/1/2004                                             AAA        208,474
  2,500,000                  Cleveland, OH Airport System, Revenue Bonds (Series A), 6.00% (FGIC INS)/
                             (Original Issue Yield: 6.378%), 1/1/2024                                            AAA      2,565,675
  2,000,000                  Cleveland, OH Public Power System, Revenue Bonds, First Mortgage (Series A),
                             7.00% (MBIA Insurance Corporation INS)/(United States Treasury PRF)/(Original
                             Issue Yield: 7.15%), 11/15/2024                                                     AAA      2,323,740
  1,000,000                  Cleveland, OH, LT GO Bonds, 5.75% (MBIA Insurance Corporation INS), 8/1/2014        AAA      1,064,260
  1,255,000                  Cleveland, OH, LT GO Bonds, 5.75% (MBIA Insurance Corporation INS), 8/1/2015        AAA      1,331,003
    250,000                  Cleveland, OH, LT GO Bonds, 6.00% (MBIA Insurance Corporation INS)/(Original
                             Issue Yield: 6.10%), 11/15/2004                                                     AAA        271,413
  2,600,000                  Columbus, OH Municipal Airport Authority, Improvement Revenue Bonds, 6.25%
                             (Port Columbus Intl Airport )/(MBIA Insurance Corporation INS)/(Original Issue
                             Yield: 6.35%), 1/1/2024                                                             AAA      2,743,026
   500,000                   Columbus, OH Municipal Airport Authority, Revenue Bonds, 5.55% (Port Columbus
                             Intl Airport )/(MBIA Insurance Corporation INS)/(Original Issue Yield: 5.65%),
                             1/1/2004                                                                            AAA        523,030
   100,000                   Columbus, OH Water System, Revenue Refunding Bonds, 6.375%, 11/1/2010               AA-        106,974
   150,000                   Columbus, OH, LT GO Bonds, 5.50% (Original Issue Yield: 5.55%), 5/15/2004           AAA        158,684
 1,500,000                   Cuyahoga County, OH Hospital Authority, Improvement & Refunding Revenue Bonds
                             (Series A), 5.625% (University Hospitals Health System, Inc.)/(MBIA Insurance
                             Corporation LOC)/(Original Issue Yield: 5.90%), 1/15/2026                           AAA      1,513,395
 1,000,000                   Cuyahoga County, OH Hospital Authority, Revenue Bonds, 6.25% (Fairview
                             General Hospital)/(Original Issue Yield: 6.321%), 8/15/2010                          A+      1,059,150
 1,500,000                   Cuyahoga County, OH Hospital Authority, Revenue Bonds, 6.25% (Meridia Health
                             System)/(Original Issue Yield: 6.80%), 8/15/2024                                     A       1,572,465
   500,000                   Cuyahoga County, OH Hospital Authority, Revenue Refunding Bonds, 8.00%
                             (Cleveland Clinic)/(Original Issue Yield: 8.067%), 12/1/2015                       AA-         511,935
 2,000,000                   Forest Hills, OH Local School District, UT GO Bonds, 5.70% (MBIA Insurance
                             Corporation INS), 12/1/2016                                                        AAA       2,061,840
  $500,000                   Franklin County, OH Hospital Facility Authority, Hospital Revenue Refunding &
                             Improvement Bonds, 7.25% (Riverside United Methodist Hospital)/(MBIA Insurance
                             Corporation INS)/(Original Issue Yield: 7.29%),  5/15/2020                         AAA      $  547,245
 2,000,000                   Franklin County, OH Hospital Facility Authority, Revenue Refunding Bonds
                             (Series A), 5.75% (Riverside United Methodist Hospital)/(Original Issue Yield:
                             6.10%), 5/15/2020                                                                  Aa3       2,018,380
   250,000                   Franklin County, OH Mortgage Revenue, Mortgage Revenue Bonds, 5.875%
                             (Seton Square North, OH)/(FHA GTD)/(Original Issue Yield: 6.00%),
                             10/1/2004                                                                           Aa         260,788
   300,000                   Franklin County, OH, Hospital Refunding & Improvement Revenue Bonds
                             (1996 Series A), 5.20% (Children's Hospital)/(Original Issue
                             Yield: 5.30%), 11/1/2004                                                           Aa3        310,407
 1,300,000                   Hamilton County, OH Health System, Revenue Refunding Bonds, Providence Hospital,
                             6.875% (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/
                             (Original Issue Yield: 7.05%), 7/1/2015                                            BBB     1,382,628
   700,000                   Hamilton County, OH Hospital Facilities Authority, Revenue Refunding & Improvement
                             Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012          A-       754,467
 2,000,000                   Hamilton County, OH Hospital Facilities Authority, Revenue Refunding Bonds
                             (Series A), 6.25% (Bethesda Hospital, OH)/(Original Issue  Yield: 6.55%),
                             1/1/2012                                                                            A      2,114,100
 1,580,000                   Hancock County, OH, LT GO Bonds (Series 1997), 5.45%, 12/1/2017                    AA-     1,574,091
   100,000                   Kings Local School District, OH, UT GO Bonds, 6.25%, 12/1/2001                      A+       107,100
   100,000                   Kings Local School District, OH, UT GO Bonds, 6.50%, 12/1/2003                      A+       110,161
   440,000                   Lakewood, OH Hospital Improvement Authority, Revenue Refunding Bonds
                             (Series One), 6.00% (Lakewood Hospital, OH)/(MBIA Insurance Corporation INS)/
                             (Original Issue Yield: 6.90%), 2/15/2010                                           AAA       445,927
 3,000,000                   Lorain County, OH, Hospital Facilities Revenue Bonds (Series 1997B), 5.625%
                             (Catholic Healthcare Partners)/(MBIA Insurance Corporation INS)/(Original
                             Issue Yield: 5.825%), 9/1/2016                                                     AAA     3,061,710
 1,000,000                   Mahoning County, OH Hospital Facilities, Revenue Bonds, 5.50% (Western
                             Reserve Care System)/(MBIA Insurance Corporation INS)/(Original Issue Yield:
                             5.75%), 10/15/2025                                                                 AAA       990,040
 1,000,000                   Marion County, OH Hospital Authority, Hospital Refunding & Improvement
                             Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/
                             (Original Issue Yield: 6.52%), 5/15/2011                                           BBB+    1,042,130
   420,000                   Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011                           A       456,968
 1,000,000                   Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds
                             (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue
                             Yield: 6.62%), 5/15/2026                                                           BBB     1,037,770
   300,000                   Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds
                             (Series 1996B), 5.20% (Upper Valley Medical Center, OH)/(MBIA Insurance
                             Corporation INS)/(Original Issue Yield: 5.30%), 5/15/2004                          AAA       309,921
   150,000                   Miami Valley Regional Transit Authority, OH, LT GO Bonds, 5.40%, 12/1/2004          A2       157,133
$1,000,000                   Moraine, OH Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General
                             Motors Corp.)/(Original Issue Yield: 6.80%), 7/1/2014                               A-  $  1,159,500
   300,000                   Muskingum County, OH, (Series 1995) Hospital Facilities Refunding Revenue Bonds,
                             5.10% (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Connie
                             Lee INS)/(Original Issue Yield: 5.30%), 2/15/2006                                  AAA       305,565
   150,000                   North Canton OH City School District, LT GO Energy Conservation Bonds, 5.50%,
                             12/1/2003                                                                           A1       156,840
   280,000                   Ohio Enterprise Bond Fund, (Series 1995-3) State Economic Development Revenue
                             Bonds, 5.60% (Smith Steelite), 12/1/2003                                            A-       290,427
10,195,000                   Ohio HFA, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL),
                             3/1/2025                                                                           AAA    10,780,295
   580,000                   Ohio HFA, Residential Mortgage Revenue Bonds (Series B-1), 5.80% (GNMA COL),
                             9/1/2005                                                                           AAA       599,598
 1,930,000                   Ohio HFA, SFM Revenue Bonds (Series A), 7.65% (GNMA COL)/(Original Issue
                             Yield: 7.670%), 3/1/2029                                                           AAA     2,029,221
   230,000                   Ohio HFA, SFM Revenue Bonds (Series A), 7.80% (GNMA COL), 3/1/2030                 AAA       241,654
   500,000                   Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series A),
                             7.45% (Ohio Edison Co.)/(FGIC INS), 3/1/2016                                       AAA       543,105
 3,000,000                   Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375%
                             (JMG Funding Limited Partnership)/(AMBAC INS)/(Original Issue Yield: 6.493%),
                             1/1/2029                                                                           AAA     3,203,310
 3,000,000                   Ohio State Turnpike Commission, Revenue Bonds, Series A, 5.75%, 2/15/2024          AA-     3,064,350
 1,500,000                   Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85% (AMBAC INS),
                             12/1/2019                                                                          AAA     1,509,990
   250,000                   Olentangy, OH Local School District, UT GO Bonds (Series A), 5.60% (Original
                             Issue Yield: 5.70%), 12/1/2004                                                     AA-       265,098
 2,250,000                   Olentangy, OH Local School District, UT GO Bonds, 5.25% (Original Issue Yield:
                             5.46%), 12/1/2017                                                                  AA-     2,224,935
   730,000                   Reynoldsburg, OH City School District, UT GO Capital Appreciation Refunding
                             Bonds (FGIC INS)/(Original Issue Yield: 5.30%), 12/1/2011                          AAA       345,348
   195,000                   Stow, OH, LT GO Safety Center Construction Bonds, 7.75%, 12/1/2003                  A1       229,107
   260,000                   Summit County, OH, LT Various Purpose GO Bonds, 5.75% (AMBAC INS), 12/1/2005       AAA       279,955
   500,000                   Tiffin, OH, LT GO Bonds, 7.10%, 12/1/2011                                            A       544,185
   200,000                   Toledo, OH Sewer System, Revenue Bonds, 5.75% (AMBAC INS)/(Original Issue
                             Yield: 5.85%), 11/15/2005                                                         AAA        215,850
 3,500,000                   Toledo-Lucas County, OH Port Authority, Port Facilities Revenue Refunding Bonds,
                             5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015                   Aa3      3,655,084
                                                                                                                      -----------
                               Total                                                                                   70,381,782
                                                                                                                      -----------
PUERTO RICO -- 3.5%
$2,400,000                   Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375% (Original
                             Issue Yield: 6.58%), 7/1/2024                                                     BBB+  $  2,614,440
                                                                                                                      -----------
VIRGIN ISLANDS -- 2.7%
   200,000                   Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 5.70% (GNMA COL),
                             3/1/2004                                                                          AAA        205,270
 1,750,000                   Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.523% (GNMA COL)/
                             (Original Issue Yield: 6.523%), 3/1/2025                                          AAA      1,826,860
                                                                                                                      -----------
                               Total                                                                                    2,032,130
                               TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $70,775,104)(a)                             75,028,352
                                                                                                                      -----------
SHORT-TERM MUNICIPALS--1.2%
PUERTO RICO--1.2%
   900,000                   Puerto Rico Government Development Bank Weekly VRDNs (Credit Suisse,
                             Zurich LOC)                                                                       AA+        900,000
                               TOTAL INVESTMENTS (IDENTIFIED COST $71,675,104)(a)                                    $ 75,928,352
                                                                                                                      -----------



Securities that are subject to Alternative Minimum Tax represent 36.7% of the portfolio as calculated based upon total portfolio market value.

(a) The cost of investments for federal tax purposes amounts to $71,675,104. The net unrealized appreciation of investments on a federal tax basis amounts to $4,253,248 which is comprised of $4,337,244 appreciation and $83,996 depreciation at August 31, 1997.

 *  Please refer to the Appendix of the Statement of Additional
    Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($75,506,340) at August 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
CSD    -- Central School District
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
GTD    -- Guaranty
HFA    -- Housing Finance Authority
INS    -- Insured

LOC    -- Letter of Credit
LT     -- Limited Tax
MBIA -- Municipal Bond Investors Assurance PCR -- Pollution Control Revenue PRF -- Prerefunded SFM -- Single Family Mortgage UT --
Unlimited Tax VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                      FEDERATED OHIO MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

ASSETS:
Total investments in securities, at value (identified and tax cost $71,675,104)    $75,928,352
Cash                                                                                   121,599
Income receivable                                                                    1,199,727
Receivable for shares sold                                                              10,316
                                                                                   -----------
 Total assets                                                                       77,259,994
LIABILITIES:
Payable for investments purchased                        $ 1,580,718
Payable for shares redeemed                                    2,519
Income distribution payable                                  125,927
Accrued expenses                                              44,490
                                                         -----------
 Total liabilities                                                                   1,753,654
                                                                                   -----------
NET ASSETS for 6,548,899 shares outstanding                                        $75,506,340
                                                                                   -----------
NET ASSETS CONSIST OF:
Paid in capital                                                                    $71,410,424
Net unrealized appreciation of investments***                                        4,253,248
Accumulated net realized loss on investments                                          (161,966)
Undistributed net investment income                                                      4,634
                                                                                   -----------
 Total Net Assets                                                                  $75,506,340
                                                                                   -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share ($75,506,340 / 6,548,899 shares outstanding)             $     11.53
                                                                                   -----------
Offering Price Per Share (100 / 99.00 of $11.53)*                                  $     11.65
                                                                                   -----------
Redemption Proceeds Per Share (99.00 / 100 of $11.53)**                            $     11.41
                                                                                   -----------

  * See "Purchasing Shares" in the Prospectus.
 ** See "Contingent Deferred Sales Charge" in the Prospectus.
*** Includes $384,016 of unrealized appreciation at July 14, 1997 related to the Acquired Fund.

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                      FEDERATED OHIO MUNICIPAL INCOME FUND
                           YEAR ENDED AUGUST 31, 1997

INVESTMENT INCOME:
Interest                                                                     $4,217,476
EXPENSES:
Investment advisory fee                                     $  277,606
Administrative personnel and services fee                      125,000
Custodian fees                                                  11,246
Transfer and dividend disbursing agent fees and expenses        49,619
Directors'/Trustees' fees                                        3,255
Auditing fees                                                   13,838
Legal fees                                                       2,977
Portfolio accounting fees                                       53,603
Distribution services fee                                      277,606
Shareholder services fee                                       173,504
Share registration costs                                        14,396
Printing and postage                                            21,526
Insurance premiums                                               3,095
Taxes                                                              432
Miscellaneous                                                    3,755
                                                             ---------
 Total expenses                                              1,031,458
Waivers --
 Waiver of investment advisory fee         $ (230,268)
 Waiver of distribution services fee         (166,564)
 Waiver of shareholder services fee            (6,940)
                                           ----------
   Total waivers                                              (403,772)
                                                             ---------
     Net expenses                                                               627,686
                                                                             ----------
Net investment income                                                         3,589,790
                                                                             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                627,060
Net change in unrealized appreciation of investments                          1,642,169
                                                                             ----------
 Net realized and unrealized gain on investments                              2,269,229
                                                                             ----------
   Change in net assets resulting from operations                            $5,859,019
                                                                             ----------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                      FEDERATED OHIO MUNICIPAL INCOME FUND

                         YEAR ENDED AUGUST 31,
                                                                                                      ----------------------------
                                                                                                          1997            1996
                                                                                                      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                                                 $  3,589,790     $ 3,765,876
Net realized gain (loss) on investments ($627,060 net gain and $230,283 net gain, respectively,
as computed for federal tax purposes)                                                                      627,060         415,434
Net change in unrealized appreciation/depreciation                                                       1,642,169        (528,504)
                                                                                                      ------------      -----------
Change in net assets resulting from operations                                                           5,859,019       3,652,806
                                                                                                      ------------      -----------
NET EQUALIZATION CREDITS (DEBITS)--                                                                         13,748          (4,115)
                                                                                                      ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                                                (3,614,135)     (3,771,215)
                                                                                                      ------------      -----------
 Change in net assets resulting from distributions to shareholders                                      (3,614,135)     (3,771,215)
                                                                                                      ------------      -----------
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                                             4,590,738       7,290,549
Proceeds from shares issued in connection with the acquisition                                           9,320,692(a)
Net asset value of shares issued to shareholders in payment of distributions declared                    2,243,948       2,308,433
Cost of shares redeemed                                                                                (13,475,385)     (9,440,266)
                                                                                                      ------------      -----------
 Change in net assets resulting from share transactions                                                  2,679,993         158,716
                                                                                                      ------------      -----------
   Change in net assets                                                                                  4,938,625          36,192
NET ASSETS:
Beginning of period                                                                                     70,567,715      70,531,523
                                                                                                      ------------      -----------
End of period (including undistributed net investment income of $12,505 and $55,769, respectively)    $ 75,506,340     $70,567,715
                                                                                                      ------------      -----------

(a) Includes $384,016 of unrealized appreciation.

(See Notes which are an integral part of the Financial Statements)



                         NOTES TO FINANCIAL STATEMENTS

                      FEDERATED OHIO MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

1. ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

On July 14, 1997, the Fund acquired all the net assets of Federated Ohio Intermediate Municipal Trust ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 804,896 shares of the Fund (valued at $9,320,692) for the 928,818 shares of the Acquired Fund outstanding on July 14, 1997. The Acquired Fund's net assets of $9,320,894 which consisted of $9,163,409 of Paid in Capital, $384,016 of Unrealized Appreciation on investments, and $226,531 of Net Realized Loss on investments at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $66,554,852 and $9,320,894, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. These distributions from net investment income do not represent a return of capital for federal tax purposes.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards acquired through a merger and accumulated equalization. The following reclassifications have been made to the financial statements.


                                           UNDISTRIBUTED NET
                                              INVESTMENT
                        ACCUMULATED       INCOME/ACCUMULATED
                       NET REALIZED    DISTRIBUTIONS IN EXCESS OF
 PAID-IN CAPITAL        GAIN/LOSS         NET INVESTMENT INCOME
--------------------------------------------------------------------
   $267,069              ($226,531)             ($40,538)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES
It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $195,499 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
Pursuant to the Code, such capital loss carryforward will expire as follows:





EXPIRATION YEAR    EXPIRATION AMOUNT
--------------------------------------
     2002              $148,031
     2003              $ 14,757
     2004              $ 32,711

EQUALIZATION
The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                      YEAR ENDED AUGUST 31,
                                                                    -------------------------
                                                                         1997        1996
                                                                    ------------   ----------
Shares sold                                                              438,606    641,518
Shares issued in connection with the acquisition                         804,896         --
Shares issued to shareholders in payment of distributions declared       197,577    204,123
Shares redeemed                                                       (1,187,600)  (835,151)
                                                                    ------------   --------
 Net change resulting from share transactions                            253,479     10,490


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES
FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS
During the year ended August 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to 16,150,000 and 15,750,000 respectively.

GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:



Purchases                                                 $33,867,993
Sales                                                     $31,502,719


6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1997, 39.23% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.91% of total investments.

                         INDEPENDENT AUDITORS' REPORT

To the Board of
TRUSTEES OF MUNICIPAL SECURITIES INCOME TRUST and Shareholders of
FEDERATED OHIO MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund as of August 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended august 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at august 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Ohio Municipal Income Fund as of August 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in confirmity with generally accepted accounting principles.


Pittsburgh, Pennsylvania
October 13, 1997




FEDERATED OHIO MUNICIPAL                    TRANSFER AGENT AND
INCOME FUND                                 DIVIDEND DISBURSING AGENT
CLASS F SHARES                              Federated Shareholder
Federated Investors Tower                   Services Company
Pittsburgh, Pennsylvania                    P.O. Box 8600
15222-3779                                  Boston, Massachusetts
                                            02266-8600
DISTRIBUTOR
Federated Securities Corp.                  INDEPENDENT AUDITORS
Federated Investors Tower                   Deloitte & Touche LLP
Pittsburgh, Pennsylvania                    2500 One PPG Place
15222-3779                                  Pittsburgh, Pennsylvania
                                            15222-5401
INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, Pennsylvania
15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, Massachusetts
02266-8600


[logo] FEDERATED INVESTORS

Federated Ohio
Municipal Income Fund

(A Portfolio of Municipal Securities
Income Trust)
Class F Shares




Prospectus
October 31, 1997


A Non-Diversified Portfolio of
Municipal Securities Income Trust,


An Open-End Management
Investment Company



Federated Securities Corp., Distributor             [LOGO]
                                                   RECYCLED
Cusip 625922307                                      PAPER
0090702A-F (10/97)










                 FEDERATED OHIO MUNICIPAL INCOME FUND
            (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                            CLASS F SHARES


                  STATEMENT OF ADDITIONAL INFORMATION











         This Statement of Additional Information should be read with the prospectus of Federated Ohio Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

         FEDERATED INVESTORS TOWER
         PITTSBURGH, PENNSYLVANIA 15222-3779
                   Statement dated October 31, 1997













[GRAPHIC OMITTED]

        Cusip 625922307
        0090702B (10/97)

   TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUND                        1

INVESTMENT OBJECTIVE AND POLICIES                         1
   Acceptable Investments                                 1
   When-Issued and Delayed Delivery Transactions          2
   Futures Transactions                                   2
   Temporary Investments                                  3
   Portfolio Turnover                                     3
   Investment Limitations                                 3
   Ohio Investment Risks                                  5

MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT              6
   Fund Ownership                                        10
   Trustees Compensation                                 10
   Trustee Liability                                     11

INVESTMENT ADVISORY SERVICES                             11
   Adviser to the Fund                                   11
   Advisory Fees                                         11

OTHER SERVICES                                           11
   Fund Administration                                   11
   Custodian and Portfolio Accountant                    11
   Transfer Agent                                        11
   Independent Auditors                                  11

BROKERAGE TRANSACTIONS                                   12

PURCHASING SHARES                                        12
   Quality Discounts and Accumulated Purchases           12
   Concurrent Purchases                                  12
   Letter of Intent                                      13
   Reinvestment Privilege                                13
   Purchases by Sales Representatives, Fund
      Trustees, and Employees                            13





DETERMINING NET ASSET VALUE                              13
   Valuing Municipal Bonds                               14
   Use of Amortized Cost                                 14

REDEEMING SHARES                                         14
   Redemption in Kind                                    14
   Contingent Deferred Sales Charge                      14
   Massachusetts Partnership Law                         14

TAX STATUS                                               15
   The Fund's Tax Status                                 15
   Shareholders' Tax Status                              15

TOTAL RETURN                                             15

YIELD                                                    15

TAX-EQUIVALENT YIELD                                     16
   Tax-Equivalency Table                                 16

PERFORMANCE COMPARISONS                                  17
   Economic and Market Information                       17

ABOUT FEDERATED INVESTORS                                18
   Mutual Fund Market                                    18
   Institutional Clients                                 18
   Bank Marketing                                        18
   Broker/Dealers and Bank Broker/Dealer
     Subsidiaries                                        18

APPENDIX                                                 19

GENERAL INFORMATION ABOUT THE FUND


The Fund is a portfolio of Municipal Securities Income Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On February 26, 1996 (effective date March 31, 1996), the Board of Trustees ("Trustees") approved changing the name of the Fund from Ohio Municipal Income Fund to Federated Ohio Municipal Income Fund and also approved changing the name of the Fund's presently offered shares from Fortress Shares to Class F Shares ("Shares").



INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide current income exempt from federal regular income and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The investment objective cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in Ohio municipal securities.

     CHARACTERISTICS

            The Ohio municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch Investors Service, L.P. change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.



     TYPES OF ACCEPTABLE INVESTMENTS

         Examples of Ohio municipal securities are: governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain non-appropriation clauses; municipal notes and tax-exempt commercial paper; serial bonds; tax anticipation notes sold to finance working capital needs of municipalities; bond anticipation notes sold in anticipation of the issuance of long-term bonds; pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and general obligation bonds.

     PARTICIPATION INTERESTS

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     VARIABLE RATE MUNICIPAL SECURITIES

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     MUNICIPAL LEASES

         The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

         o  whether the lease can be terminated by the lessee:

             the potential recovery, if any, from a sale of the leased property upon termination of the lease;

         o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

         o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation "); and

         o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



FUTURES TRANSACTIONS

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     "MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in MUNICIPAL SECURITIES, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

    TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

     REPURCHASE AGREEMENTS

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

From time to time, such as when suitable Ohio municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Ohio municipal bonds and thereby reduce the Fund's yield.

     REVERSE REPURCHASE AGREEMENTS

         The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER



The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual portfolio turnover rate exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the portfolio turnover rates were 38% and 11%, respectively.



INVESTMENT LIMITATIONS

     SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

     PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

     UNDERWRITING

         The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     INVESTING IN REAL ESTATE

         The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES

         The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

     INVESTING IN RESTRICTED SECURITIES

         The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

     LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

     DEALING IN PUTS AND CALLS

         The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

     CONCENTRATION OF INVESTMENTS

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

     The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval.
     Shareholders will be notified before any material change in these limitations becomes effective.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.





         INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

      Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restrictions.




          For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

OHIO INVESTMENT RISKS



The economy of the state of Ohio is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. During the past decade, competition in various industries in the state of Ohio has changed from being domestic to international in nature. In addition, these industries may be characterized as having excess capacity in particular product segments. The steel industry, in particular, and the automobile industry, to a lesser extent, share these characteristics. Because the state of Ohio and certain underlying municipalities have large exposure to these industries and their respective aftermarkets, trends in these industries may, over the long term, impact the demographic and financial position of the state of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases. Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate, in particular, may affect its own credit standing. For both the state of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the rating agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund. As a result of the most recent recession, the state fully depleted the budget stabilization fund that exceeded $300 million. The state acted promptly in addressing the fall in revenue with an expansion of the sales tax and cuts in appropriations. As a result of prudent financial management, the state restored the budget stabilization fund in fiscal 1993. Strong performance in fiscal 1994, 1995, and 1996 resulted in reserve levels that were well above the levels of 1990. Ohio's budget stabilization fund is now above $828 million. The state has relatively modest debt outstanding as compared to its economic base. Economic restructuring continues as the state's traditional manufacturing sectors are gradually replaced by trade and service sectors. This transformation will reduce the state's sensitivity to economic cycles. The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. When these procedures are invoked, the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty-one cities and villages, including the City of Cleveland; in sixteen of these communities, the fiscal situation has been resolved and the procedures terminated. The foregoing discussion only highlights some of the significant financial trends and problems affecting the state of Ohio and underlying municipalities.





Municipal Securities Income Trust Management



Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds.

     Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning; Director or
Trustee of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

    FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding Shares.



As of October 6, 1997, the following shareholder of record owned 5% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce
Fenner & Smith, Jacksonville, Florida, owned approximately 2,074,679 Shares (31.84%).





TRUSTEES COMPENSATION


                                      AGGREGATE
NAME,                               COMPENSATION
POSITION WITH                           FROM                                 TOTAL COMPENSATION PAID
TRUST                                 TRUST*#                                   FROM FUND COMPLEX

John F. Donahue                         $ -0-              $ -0- for the Trust and
Trustee and Chairman                                       56 other investment companies in the Fund Complex

Thomas G. Bigley                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John T. Conroy                        $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

William J. Copeland                   $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

J. Christopher Donahue                  $ -0-              $ -0- for the Trust and
Trustee and Executive                                      18 other investment companies in the Fund Complex
Vice President

James E. Dowd                         $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.               $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.               $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Peter E. Madden                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Gregor F. Meyer                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John E. Murray, Jr.                   $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Wesley W. Posvar                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Marjorie P. Smuts                     $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex



*   Information is furnished for the fiscal year ended August 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

    The information is provided for the last calendar year.





TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

     The Fund's investment adviser is Federated Advisers (the
"Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES



For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned $277,606, $285,381, and $291,144, respectively, of which $230,268, $233,662, and
$256,279, were voluntarily waived.



     Other Services

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators collectively earned $125,000, $125,000, and $125,000, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated
Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, PA.



BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.





PURCHASING  SHARES
Except under certain circumstances described in the prospectus, Shares are sold at their NAV plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

     As described in the prospectus, there is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase.

The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Share redemptions. For example, if a shareholder already owns Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Shares.

To receive the sales charge elimination and/or contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter, the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated.

To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase at least $1 million of Class F Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

     The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

The letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

If Shares have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge and would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Shares at net asset value without a sales charge:

   o Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates; and

   o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

DETERMINING NET ASSET VALUE
The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



    VALUING MUNICIPAL BONDS

The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.



REDEEMING SHARES
The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire- transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the NAV of the respective class, NAV whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that NAV is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

CONTINGENT DEFERRED SALES CHARGE

In computing the amount of the applicable contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Share purchases occurring prior to the number of years necessary to satisfy the applicable holding period; and (3) Share purchases occurring within the current holding period. For accounts with Shares subject to multiple Share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second on a first-in, first-out basis.



MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

     CAPITAL GAINS

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

TOTAL RETURN


     The Fund's average annual total returns for the one-year and five-year periods ended August 31, 1997, and for the period from October 12, 1990 (date of initial public investment) to August 31, 1997, were 6.27%, 6.35%, and 7.64%, respectively.



The average annual total return for the Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge will be deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.

YIELD


The Fund's yield for the 30-day period ended August 31, 1997 was 4.46%.

The yield for the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

    TAX-EQUIVALENT YIELD


The Fund's tax-equivalent yield for the 30-day period ended August 31, 1997 was 6.19%.

The tax-equivalent yield for Shares of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that either class would have had to earn to equal its actual yield, assuming a 28% tax rate and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the state of Ohio. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                   TAXABLE YIELD EQUIVALENT FOR 1997
                             STATE OF OHIO  10.53%
        FEDERAL TAX BRACKET:
                            15.00%        28.00%             31.00%               36.00%              39.60%

        COMBINED FEDERAL AND STATE TAX BRACKET:
                            19.857%       34.444%            37.444%              43.004%             46.604%

        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        TAX-EXEMPT
        YIELD                               TAXABLE YIELD EQUIVALENT

           1.50%            1.87%          2.29%             2.40%               2.63%               2.81%
           2.00%            2.50%          3.05%             3.20%               3.51%               3.75%
           2.50%            3.12%          3.81%             4.00%               4.39%               4.68%
           3.00%            3.74%          4.58%             4.80%               5.26%               5.62%
           3.50%            4.37%          5.34%             5.59%               6.14%               6.55%
           4.00%            4.99%          6.10%             6.39%               7.02%               7.49%
           4.50%            5.61%          6.86%             7.19%               7.90%               8.43%
           5.00%            6.24%          7.63%             7.99%               8.77%               9.36%
           5.50%            6.86%          8.39%             8.79%               9.65%              10.30%
           6.00%            7.49%          9.15%             9.59%              10.53%              11.24%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.



         *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

PERFORMANCE COMPARISONS
The performance of Shares depends upon such variables as:

o   portfolio quality;

o   average portfolio maturity;

o   type of instruments in which the portfolio is invested;

o   changes in interest rates and market value of portfolio securities;

o   changes in the Fund's expenses; and

o    various other factors.



The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.



Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o LEHMAN BROTHERS REVENUE BOND INDEX is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in shares based on monthly reinvestment of dividends over a specified period of time.



Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.



In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors.

     The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide - we have over 2,200 broker/dealer and bank broker/dealer relationships across the country - supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.










*source:  Investment Company Institute
APPENDIX


STANDARD & POOR'S RATINGS SERVICES ("S&P") MUNICIPAL BOND RATINGS



AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) OR minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") MUNICIPAL BOND RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



FITCH INVESTORS SERVICE, L.P. ("FITCH") LONG-TERM DEBT RATINGS



AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) OR minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.



STANDARD & POOR'S RATINGS SERVICES  MUNICIPAL NOTE RATINGS



SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



FITCH INVESTORS SERVICE, L.P.  SHORT-TERM DEBT RATINGS



F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.



STANDARD & POOR'S RATINGS SERVICES  COMMERCIAL PAPER RATINGS



A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated "A-1."

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.







Federated Pennsylvania Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
Class A Shares, Class B Shares

PROSPECTUS

The shares of Federated Pennsylvania Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local income tax ("Pennsylvania Municipal Securities"). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, as well as those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN CLASS A SHARES OR CLASS B SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated October 31, 1997


                               TABLE OF CONTENTS

Summary of Fund Expenses-- Class A Shares...................................   1
Summary of Fund Expenses-- Class B Shares...................................   2
Financial Highlights -- Class A Shares......................................   3
General Information.........................................................   4
 Call the Fund..............................................................   4
Investment Information......................................................   4
 Investment Objective.......................................................   4
 Investment Policies........................................................   4
 Pennsylvania Municipal Securities..........................................   6
 Investment Risks...........................................................   7
 Non-Diversification........................................................   7
 Investment Limitations.....................................................   7
Expenses of the Fund........................................................   7
Net Asset Value.............................................................   8
Investing in the Fund.......................................................   8
Purchasing Shares...........................................................   9
 Purchasing Shares through a
 Financial Intermediary.....................................................   9
 Purchasing Shares by Wire..................................................   9
 Purchasing Shares by Check.................................................   9
 Systematic Investment Program..............................................   9
 Class A Shares.............................................................   9
 Class B Shares.............................................................  10
Redeeming and Exchanging Shares.............................................  10
 Redeeming or Exchanging Shares Through a
 Financial Intermediary.....................................................  10
 Redeeming or Exchanging Shares by Telephone................................  10
 Redeeming or Exchanging Shares by Mail.....................................  11
 Requirements for Redemption................................................  11
 Requirements for Exchange..................................................  11
 Systematic Withdrawal Program..............................................  11
 Contingent Deferred Sales Charge...........................................  11
Account and Share Information...............................................  12
 Confirmations and Account Statements.......................................  12
 Dividends and Distributions................................................  12
 Accounts with Low Balances.................................................  12
Shareholder Information.....................................................  12
Trust Information...........................................................  13
 Management of the Trust....................................................  13
 Distribution of Shares.....................................................  13
 Administration of the Fund.................................................  14
Shareholder Information.....................................................  15
 Voting Rights..............................................................  15
Tax Information.............................................................  15
 Federal Income Tax.........................................................  15
 State and Local Taxes......................................................  15
Performance Information.....................................................  16
Financial Highlights -- Class B Shares......................................  17
Financial Statements........................................................  18
Independent Auditors' Report................................................  33
Addresses.............................................................Back Cover


                           SUMMARY OF FUND EXPENSES

                                CLASS A SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................... 4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)............................................................................................ None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................................................................ None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................... None
Exchange Fee................................................................................................ None
                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................... 0.20%
12b-1 Fee (2)............................................................................................... 0.00%
Total Other Expenses........................................................................................ 0.55%
  Shareholder Services Fee (after waiver) (3)....................................................... 0.23%
    Total Operating Expenses (4)............................................................................ 0.75%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%
(2) The Class A Shares has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1998. If the class were paying or accruing the 12b-1 fee, the class would be able to pay up to 0.40% of its average daily net assets for the 12b-1 fee. For more information, see "Trust Information."
(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%
(4) The total operating expenses would have been 0.97% absent the voluntary waivers of portions of the management fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge:

1 year.............. $ 52%
3 years............. $ 68%
5 years............. $ 85%
10 years............ $134%

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                 FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

                                CLASS B SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)............................................................................................ None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1)............................................................ 5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................... None
Exchange Fee................................................................................................ None
                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)*
Management Fee (after waiver) (2)........................................................................... 0.20%
12b-1 Fee................................................................................................... 0.75%
Total Other Expenses........................................................................................ 0.57%
  Shareholder Services Fee......................................................................... 0.25%
    Total Operating Expenses (3) (4)........................................................................ 1.52%

(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (For more information, see "Contingent Deferred Sales Charge.")
(2) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee.
    The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.
(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.
(4) The total operating expenses in the table above are based on expenses expected during the fiscal year ending August 31, 1998.
    The total operating expenses were 1.25% for the fiscal year ended
    August 31, 1997, and would have been 1.72% absent the anticipated voluntary waivers of portions of the management fee, 12b-1 fee, and shareholder services fee.

 .   Total Class B Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending August 31, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return, (2) redemption at the end of each time period;
  and
  (3) payment of the maximum sales charge....................................... $72      $92     $107      $160
You would pay the following expenses on the same investment,
  assuming no redemption........................................................ $15      $48     $ 83      $160

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                    FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 33.

                                                                              YEAR ENDED AUGUST 31,
                                                        1997      1996      1995      1994       1993      1992      1991(a)
NET ASSET VALUE, BEGINNING
 OF PERIOD                                          $  11.35   $ 11.23   $ 10.94   $ 11.68    $ 10.93   $ 10.44      $ 10.00
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                                  0.62      0.65      0.65      0.60       0.60     0.627        0.588
 Net realized and
  unrealized gain
 (loss) on investments                                  0.39      0.12      0.27     (0.75)      0.75     0.493        0.456
 Total from investment
  operations                                            1.01      0.77      0.92     (0.15)      1.35     1.120        1.044
LESS DISTRIBUTIONS
 Distributions from net
  investment
 income                                                (0.65)    (0.65)    (0.63)    (0.59)     (0.60)   (0.627)      (0.588)
 Distributions in excess
  of net
 investment income                                        --        --        --        --         --    (0.003)(b)   (0.016)(b)
 Total distributions                                   (0.65)    (0.65)    (0.63)    (0.59)     (0.60)   (0.630)      (0.604)
NET ASSET VALUE, END OF
 PERIOD                                             $  11.71   $ 11.35   $ 11.23   $ 10.94    $ 11.68   $ 10.93      $ 10.44
TOTAL RETURN (C)                                        9.12%     6.99%     8.76%    (1.34%)    12.71%    11.06%       10.60%
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                                               0.75%     0.75%     0.75%     0.75%      0.83%     0.73%      0.26%*
 Net investment income                                  5.34%     5.73%     5.92%     5.27%      5.33%     5.88%      6.45%*
 Expense
  waiver/reimbursement (d)                              0.22%     0.25%     0.28%     0.45%      0.70%     0.97%      1.24%*
SUPPLEMENTAL DATA
 Net assets, end of period
 (000 omitted)                                      $212,792   $84,116   $83,722   $85,860    $69,947   $48,261      $31,067
 Portfolio turnover                                       30%       23%       59%       17%         0%        0%          10%

 .   Computed on an annualized basis.
(a) Reflects operations for the period from October 11, 1990 (date of initial public investment) to August 31, 1991.
(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION


The Trust was established as a Massachusetts business trust on August 6, 1990. Class A Shares and Class B Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio of Pennsylvania Municipal Securities. The Fund is not likely to be a suitable investment for non- Pennsylvania taxpayers or retirement plans since Pennsylvania Municipal Securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

The Fund's current net asset value ("NAV") and offering price may be found in the mutual funds section of newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Pennsylvania.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Pennsylvania Municipal Securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include:

 . obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, or agencies;

 . debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

 . participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. At least 80% of the value of the Fund's total assets will be invested in Pennsylvania Municipal Securities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

CHARACTERISTICS


The municipal securities which the Fund buys are investment grade bonds rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A, or BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch"). In certain cases the Fund's investment adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment grade bonds described above. If the Fund purchases an investment grade bond, and the rating of such bond is subsequently downgraded so that the bond is no longer classified as investment grade, the Fund is not required to drop the bond from the portfolio, but will consider whether such action is appropriate. Bonds rated "BBB" by S&P or Fitch or "Baa" by Moody's have speculative characteristics. Changes in economic or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

PARTICIPATION INTERESTS

The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Pennsylvania Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES

Some of the Pennsylvania Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

RESTRICTED AND ILLIQUID SECURITIES

As a matter of fundamental investment policy, the Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of non-fundamental investment policy, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVERSE FLOATERS


The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

FINANCIAL FUTURES

The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.


As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

 RISKS

 When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

TEMPORARY INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Pennsylvania municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or those which the investment adviser judges to have the same characteristics as such investment grade securities (if unrated).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or the Commonwealth of Pennsylvania personal income taxes.

PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania or its municipalities do not maintain their current credit ratings. In addition, certain Pennsylvania constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Pennsylvania Municipal Securities.

A further discussion of the risks of a portfolio which invests largely in Pennsylvania Municipal Securities is contained in the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the sxsecurities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval.



EXPENSES OF THE FUND

Holders of Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extra-ordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Trust's Shareholder Services Agreement, and the only expenses which are allocated specifically to Class B Shares as a class are expenses under the Trust's Shareholder Services Agreement and Distribution Plan. However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; fees under the Trust's Shareholder Services Agreement; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a
result of issues relating solely to Shares.     NET ASSET VALUE

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

INVESTING IN THE FUND

This prospectus offers two classes of Shares each with the characteristics described below.

                                                                      Class A                      Class B
Minimum and Subsequent                                               $500/$100                     $1500/$100
Investment Amounts

Minimum and Subsequent Investment                                    $50                           $50
Amount for Retirement Plans

Maximum Sales Charge                                                 4.50%*                        None

Maximum Contingent Deferred                                          None                          5.50%+
Sales Charge**

Conversion Feature                                                    No                           Yes++

* Class A Shares are sold at NAV, plus a sales charge as follows:

                                                        Sales Charge                                           Dealer
                                                     as a Percentage of                                     Concession as
                                             Public                              Net                       a Percentage of
                                            Offering                            Amount                     Public Offering
 Amount of Transaction                       Price                             Invested                         Price
 Less than $100,000                          4.50%                              4.71%                            4.00%
 $100,000 but less
 than $250,000                               3.75%                              3.90%                            3.25%
 $250,000 but less
 than $500,000                               2.50%                              2.56%                            2.25%
 $500,000 but less
 than $1 million                             2.00%                              2.04%                            1.80%
 $1 million or greater                       0.00%                              0.00%                            0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

+ The following contingent deferred sales charge schedule applies to Class B Shares:

Year of Redemption         Contingent Deferred
  After Purchase              Sales Charge
First                             5.50%
Second                            4.75%
Third                             4.00%
Fourth                            3.00%
Fifth                             2.00%
Sixth                             1.00%
Seventh and thereafter            0.00%

++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

                               PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

 . through financial intermediaries that do not receive sales charge dealer concessions;

 . by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

 . through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

 . purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

 .  combining concurrent purchases of two or more funds;

 . signing a letter of intent to purchase a specific quantity of shares within 13 months; or

 .  using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.


DEALER CONCESSION


For sales of Class A Shares, the distributor will normally offer to pay a dealer up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Class A Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Class A Shares outstanding at each month end.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Class A Shares.

CLASS B SHARES

Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.



                        REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000, normally within one business day, but in no event more than seven days, after the redemption request. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

 . following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 .  representing minimum required distributions from an Individual Retirement
   Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

 . which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

 .  which are qualifying redemptions of Class B Shares under a Systematic
   Withdrawal Program;

 .  which are reinvested in the Fund under the reinvestment privilege;

 . of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

 . of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.

                         ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions
(except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.
The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

                            SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.


INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


ADVISORY FEES


The Fund's Adviser receives an annual investment advisory fee equal to
 .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

ADVISER'S BACKGROUND


Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

J. Scott Albrecht has been a portfolio manager of the Fund since March 1995. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES


Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily NAV of Class A Shares and 0.75% of the average daily NAV of Class B Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of both Class A Shares and Class B Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS


Federated Securities Corp. may pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to both Class A Shares and Class B Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

    Maximum               Average Aggregate
Administrative Fee         Daily Net Assets
   0.150%             on the first $250 million
   0.125%             on the next $250 million
   0.100%             on the next $250 million
   0.075%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular fund, only shares of that fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.


                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.


The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Fund, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PENNSYLVANIA TAXES

Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.

                            PERFORMANCE INFORMATION


From time to time, the Fund advertises the total return, yield, and tax- equivalent yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class of Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax- equivalent yield.

Total return and yield will be calculated separately for Class A
Shares and Class B Shares.

From time to time, advertisements for Class A Shares and Class B
Shares of the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the performance of Class A Shares and Class B Shares to certain indices.

                    FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(For a share outstanding throughout the period)


Reference is made to the Independent Auditors' Report on page 33.

                                                                        Period Ended
                                                                     August 31, 1997 (a)
Net asset value, beginning of period                                 $ 11.52
Income from investment operations
 Net investment income                                                  0.30
 Net realized and unrealized gain on investments                        0.20
 Total from investment operations                                       0.50
Less distributions
 Distributions from net investment income                              (0.31)
Total distributions                                                    (0.31)
Net asset value, end of period                                       $ 11.71
Total return (b)                                                        4.41%
Ratios to average net assets
 Expenses                                                               1.25%*
 Net investment income                                                  4.62%*
 Expense waiver/reimbursement (C)                                       0.47%*
Supplemental data
 Net assets, end of period (000 omitted)                             $ 7,906
 Portfolio turnover                                                       30%

*   Computed on an annualized basis.
(a) Reflects operations for the period from March 4, 1997 (date of initial public investment) to August 31, 1997.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                           PORTFOLIO OF INVESTMENTS


                  FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

         Principal                                                                          Credit
          Amount                                                                            Rating*              Value
Long-Term Municipal Securities -- 103.7%
Pennsylvania--103.7%

      $590,000               Allegheny County Sanitation Authority, Revenue Bonds
                             (Series B), 7.25%
                             (FGIC INS), 6/1/1999 (@100)                                    AAA                   $    621,782
      2,000,000              Allegheny County, PA HDA, Health & Education Revenue Bonds,
                             7.00%
                             (Rehabilitation Institute of Pittsburgh)/(Original Issue       BBB                      2,135,200
                             Yield: 7.132%), 6/1/2022
      1,500,000              Allegheny County, PA HDA, Hospital Revenue Bonds, Series
                             1997, 5.75%
                             (St. Francis Medical Center, PA)/(Original Issue Yield:        NR                       1,503,660
                             6.00%), 5/15/2017
      1,500,000              Allegheny County, PA HDA, Revenue Bonds, 5.30% (Children's
                             Hospital of
                             Pittsburgh)/(MBIA INS)/(Original Issue Yield: 5.70%),          AAA                      1,450,440
                             7/1/2026
      2,050,000              Allegheny County, PA HDA, Revenue Bonds, 6.00% (University
                             of Pittsburgh
                             Medical Center)/(MBIA INS), 4/1/2006                           AAA                      2,224,393
      4,000,000              Allegheny County, PA HDA, Revenue Bonds, Series 1997A,
                             5.60% (University of
                             Pittsburgh Medical Center)/(MBIA INS)/(Original Issue          AAA                      4,059,760
                             Yield: 5.85%), 4/1/2017
      3,225,000              Allegheny County, PA Housing Development Authority,
                             Refunding Revenue
                             Bonds, 6.625% (Allegheny General Hospital), 7/1/2009           AAA                      3,555,079
      325,000                Allegheny County, PA Housing Development Authority, Revenue
                             Bonds, 7.60%
                             (Presbyterian University Hospital)/(MBIA INS), 3/1/1998        AAA                        337,594
                             (@102)
      500,000                Allegheny County, PA Institution District, GO UT Bonds,
                             7.30% (MBIA INS)/
                             (Original Issue Yield: 7.375%), 4/1/2009                       AAA                        534,835
      430,000                Allegheny County, PA Residential Finance Agency, SFM
                             Revenue Bonds
                             (Series K), 7.75% (GNMA COL), 12/1/2022                        NR                         449,393
      720,000                Allegheny County, PA Residential Finance Agency, SFM
                             Revenue Bonds
                             (Series Q), 7.40% (GNMA COL), 12/1/2022                        NR                         763,135
      3,000,000              Allegheny County, PA, Airport Revenue Refunding Bonds
                             (Series 1997A-1), 5.75%
                             (Pittsburgh International Airport)/(MBIA INS), 1/1/2011        AAA                      3,151,170
      6,000,000              Allegheny County, PA, Airport Revenue Refunding Bonds
                             (Series 1997A-1), 5.75%
                             (Pittsburgh International Airport)/(MBIA INS), 1/1/2014        AAA                      6,245,460
      2,060,000              Allentown, PA Area Hospital Authority, Revenue Bonds
                             (Series B), 6.75%
                             (Sacred Heart Hospital of Allentown), 11/15/2015               BBB                      2,199,626
      3,500,000              Berks County, PA Municipal Authority, Refunding Revenue
                             Bonds, 5.50%
                             (Reading Hospital & Medical Center)/(MBIA INS)/(Original
                             Issue Yield: 5.573%),
                             10/1/2008                                                      AAA                      3,687,040
      1,170,000              Bethlehem, PA, General Obligation Unlimited, 6.15% (MBIA       AAA                      1,255,866
                             INS), 6/1/2002
      4,250,000              Bradford County, PA IDA, Solid Waste Disposal Revenue Bonds
                             (Series A), 6.60%
                             (International Paper Co.), 3/1/2019                            A-                       4,607,298
      1,000,000              Bucks County, PA Community College Authority, College
                             Building Revenue Bonds
                             (Series 1996), 5.50% (Original Issue Yield: 5.70%),            NR                       1,005,930
                             6/15/2017
      $595,000               Bucks County, PA Water & Sewer Authority, Special
                             Obligations Bonds,
                             5.50%, 2/1/2008                                                NR                     $   625,327
      2,150,000              Chartiers Valley, PA, Refunding Revenue Bonds, 6.15%,          AAA                      2,202,503
                             3/1/2007
      1,035,000              Chester County, PA, General Obligation Unlimited, 6.40%,       NR                       1,106,280
                             12/15/2001
      745,000                Cocalico Lancaster County, PA School District, GO UT Bonds,
                             6.40%
                             (MBIA INS), 3/1/2001                                           AAA                        794,163
      500,000                Commonwealth of Pennsylvania, GO UT Bonds (Second Series
                             A), 6.875%
                             (United States Treasury PRF), 11/1/1999 (@101.5)               AAA                        535,655
      1,700,000              Commonwealth of Pennsylvania, GO UT Bonds, 5.375% (FGIC        AAA                      1,778,659
                             INS), 5/15/2006
      1,575,000              Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original
                             Issue Yield: 6.15%), 7/1/2007                                  AA-                      1,717,837
      1,100,000              Dauphin County, PA General Authority, Hospital Revenue
                             Bonds (Series A1),
                             5.50% (Hapsco-Western PA Hospital)/(MBIA INS)/(Original
                             Issue Yield: 5.85%), 7/1/2023                                  AAA                      1,077,626
      1,000,000              Delaware County Authority, PA, Revenue Bonds (Series 1996),
                             5.50
                             (Elwyn, Inc.)/(Connie Lee INS)/(Original Issue Yield:          AAA                        983,340
                             5.69%), 6/1/2020
      1,750,000              Delaware County, PA Authority, Hospital Revenue Bonds,
                             5.30% (Crozer-
                             Chester Medical Center)/(MBIA INS)/(Original Issue Yield:      AAA                      1,688,610
                             5.55%), 12/15/2020
      200,000                Delaware River Joint Toll Bridge, Revenue Bonds, 7.40%,        NR                         209,694
                             7/1/2002
      10,000,000             Delaware Valley, PA Regional Finance Authority, Local
                             Government Revenue
                             Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017              AAA                     10,228,600
      500,000                Erie County, PA Prison Authority, Lease Revenue Bonds,
                             6.45% (MBIA INS)/
                             (Original Issue Yield: 6.50%), 11/1/2001                       AAA                        540,125
      1,000,000              Fayette County, PA Hospital Authority, Healthcare Facility
                             Revenue Bonds
                             (Series 1996A), 6.00% (Mount Macrina Manor)/(National City,
                             Pennsylvania LOC),
                             9/1/2018                                                       NR                       1,013,810
      2,000,000              Fayette County, PA Hospital Authority, Hospital Revenue
                             Bonds (Series 1996A),
                             5.75% (Uniontown Hospital)/(Connie Lee INS)/(Original Issue
                             Yield: 6.05%),
                             6/15/2015                                                      AAA                      2,008,580
      1,000,000              Geisinger Authority, PA Health System, Revenue Bonds,
                             7.625% (United States
                             Treasury PRF)/(Original Issue Yield: 7.697%), 7/1/1999         AA                       1,080,400
                             (@102)
      2,750,000              Harrisburg, PA Authority, Pooled Bond Program Revenue Bonds
                             (Series I),
                             5.625% (MBIA INS)/(Original Issue Yield: 5.98%), 4/1/2015      AAA                      2,803,708
      750,000                Harrisburg, PA Water Authority, Revenue Bonds, 6.65% (FGIC     AAA                        811,590
                             LOC), 7/15/2001
      800,000                Jeannette Health Services Authority, PA, Hospital Revenue
                             Bonds (Series A of
                             1996), 6.00% (Jeannette District Memorial
                             Hospital)/(Original Issue Yield: 6.15%),
                             11/1/2018                                                      BBB+                       817,632
      2,915,000              Jim Thorpe Area School District, PA, UT GO Bonds (Series
                             A), 5.75% (MBIA INS),
                             3/15/2017                                                      AAA                      2,993,209
      $1,000,000             Lackawanna Trail School District, PA, UT GO Refunding
                             Bonds, 6.90%
                             (AMBAC INS), 3/15/2010                                         AAA                    $ 1,085,130
      3,000,000              Lancaster, PA School District, GO Bonds (Series 1997),
                             5.40% (FGIC INS)/
                             (Original Issue Yield: 5.50%), 2/15/2014                       AAA                      3,007,410
      1,380,000              Latrobe, PA Industrial Development Authority, College
                             Revenue Bonds, 6.75%
                             (St. Vincent College, PA)/(Original Issue Yield: 7.00%),       NR                       1,482,299
                             5/1/2024
      1,500,000              Lebanon County, PA Good Samaritan Hospital Authority,
                             Hospital Revenue Bonds,
                             6.00% (Good Samaritan Hospital)/(Original Issue Yield:         BBB+                     1,521,765
                             6.10%), 11/15/2018
      1,000,000              Lehigh County, PA General Purpose Authority, Hospital
                             Refunding Revenue Bonds
                             (Series 1996A), 5.75% (Muhlenberg Hospital
                             Center)/(Original Issue Yield: 5.85%),
                             7/15/2010                                                      A                        1,003,540
      2,500,000              Lehigh County, PA General Purpose Authority, Hospital
                             Revenue Bonds
                             (Series B), 5.625% (Lehigh Valley Hospital Inc.)/(MBIA
                             INS)/(Original Issue Yield:
                             5.775%), 7/1/2025                                              AAA                      2,505,050
      1,000,000              Luzerne Co, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original
                             Issue Yield: 5.78%),
                             12/15/2021                                                     AAA                      1,009,630
      2,500,000              Luzerne County, PA IDA, Revenue Refunding Bonds (Series A),
                             7.00%
                             (Pennsylvania Gas & Water Co.)/(AMBAC INS), 12/1/2017          AAA                      2,807,325
      4,000,000              Lycoming County PA Authority, Hospital Lease Revenue Bonds
                             (Series B), 6.50%
                             (Divine Providence Hospital, PA)/(Original Issue Yield:        A-                       4,277,280
                             6.70%), 7/1/2022
      1,000,000              Lycoming County PA Authority, Hospital Revenue Bonds, 5.50%
                             (Divine
                             Providence Hospital, PA)/(Connie Lee INS)/(Original Issue      AAA                        972,020
                             Yield: 5.90%), 11/15/2022
      1,000,000              Manheim, PA Central School District, GO UT Bonds, 6.40%        AAA                      1,066,990
                             (FGIC INS), 3/1/2001
      1,200,000              McKeesport, PA Area School District, GO UT Bonds (FSA
                             INS)/(Original Issue
                             Yield: 6.30%), 10/1/2017                                       AAA                        397,212
      1,375,000              McKeesport, PA Area School District, GO UT Bonds (FSA
                             INS)/(Original Issue
                             Yield: 6.35%), 10/1/2021                                       AAA                        360,443
      1,000,000              McKeesport, PA Area School District, GO UT Bonds, 6.25%
                             accrual (FSA INS)/
                             (Original Issue Yield: 6.25%), 10/1/2016                       AAA                        353,000
      1,440,000              McKeesport, PA Area School District, GO UT, 6.30% accrual
                             (FSA INS)/(Original
                             Issue Yield: 6.30%), 10/1/2018                                 AAA                        451,123
      2,000,000              McKeesport, PA Area School District, GO UT, 6.30% accrual
                             (FSA INS)/(Original
                             Issue Yield: 6.30%), 10/1/2019                                 AAA                        593,020
      1,000,000              McKeesport, PA Area School District, GO UT, 6.35% accrual
                             (FSA INS)/(Original
                             Issue Yield: 6.35%), 10/1/2020                                 AAA                        277,500
      2,360,000              Monroe County, PA Hospital Authority, Hospital Revenue
                             Bonds, 5.125% (Pocono
                             Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.40%),     AAA                      2,265,222
                             7/1/2015
      3,250,000              Montgomery County, PA IDA, Retirement Community Revenue
                             Bonds (Series
                             1996B), 5.75% (Adult Communities Total Services,
                             Inc)/(Original Issue Yield: 5.98%),
                             11/15/2017                                                     A-                       3,263,000
      $1,000,000             Montgomery County, PA IDA, Retirement Community Revenue
                             Refunding Bonds
                             (Series 1996A), 5.875% (Adult Communities Total Services,
                             Inc)/(Original Issue
                             Yield: 6.125%), 11/15/2022                                     A-                     $ 1,014,250
      1,250,000              North Penn, PA School District, Refunding Revenue Bonds,       NR                       1,327,213
                             6.20%, 3/1/2007
      500,000                Northern Cambria, PA School District, GO UT Bonds, 7.10%
                             (AMBAC INS),
                             1/15/2000 (@100)                                               AAA                        534,020
      500,000                Pennsylvania Convention Center Authority, Refunding Revenue
                             Bonds (Series A),
                             6.25%, 9/1/2004                                                BBB                        529,145
      1,000,000              Pennsylvania Convention Center Authority, Revenue Bonds,
                             6.70% (FGIC INS)/
                             (Original Issue Yield: 6.843%), 9/1/2016                       AAA                      1,150,950
      4,000,000              Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series
                             A), 6.40%
                             (Northampton Generating), 1/1/2009                             NR                       4,104,680
      2,000,000              Pennsylvania EDFA, Revenue Bonds, 7.60% (Macmillan Bloedel
                             LTD Partnership)/
                             (Original Issue Yield: 7.65%), 12/1/2020                       BBB-                     2,306,060
      1,750,000              Pennsylvania Housing Finance Authority, Refunding Revenue
                             Bonds, 5.35%,
                             10/1/2008                                                      AA+                      1,790,110
      875,000                Pennsylvania Housing Finance Authority, Refunding Revenue
                             Bonds, 5.375%
                             (FHA INS), 10/1/2028                                                                      887,740
      1,000,000              Pennsylvania Housing Finance Authority, Revenue Bonds,         AA+                      1,015,280
                             5.375%, 10/1/2016
      1,000,000              Pennsylvania Housing Finance Authority, Revenue Bonds,         AA+                      1,011,600
                             5.40%, 10/1/2027
      580,000                Pennsylvania Housing Finance Authority, Revenue Bonds,
                             5.55% (FHA/VA mtgs
                             GTD), 10/1/2012                                                AA+                        590,191
      1,000,000              Pennsylvania Housing Finance Authority, Revenue Bonds,         AA+                      1,022,740
                             5.65%, 4/1/2020
      1,000,000              Pennsylvania Housing Finance Authority, SFM Revenue Bond
                             Bonds
                             (Series 39B), 6.875%, 10/1/2024                                AA+                      1,078,680
      625,000                Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                             (Series 33), 6.90%,
                             4/1/2017                                                       AA+                        662,444
      1,000,000              Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                             (Series 34-B),
                             7.00% (FHA GTD), 4/1/2024                                      AA+                      1,059,730
      3,685,000              Pennsylvania Housing Finance Authority, SFM Revenue Bonds
                             (Series 28), 7.65%
                             (FHA GTD), 10/1/2023                                           AA+                      3,885,353
      450,000                Pennsylvania Housing Finance Authority, Single Family
                             Mortgage Revenue
                             Bonds, 7.90% (FHA/VA mtgs COL), 10/1/2007                      AA+                        459,441
      750,000                Pennsylvania Intergovernmental Coop Authority, City of
                             Philadelphia Funding
                             Program, 6.00% (FGIC LOC)/(Original Issue Yield: 6.125%),      AAA                        797,145
                             6/15/2002
      2,000,000              Pennsylvania Intergovernmental Coop Authority, Special Tax
                             Revenue Bonds,
                             5.625% (MBIA INS)/(Original Issue Yield: 97.245%), 6/15/2023   AAA                      2,012,080
      850,000                Pennsylvania Intergovernmental Coop Authority, Special Tax,
                             7.00% (FGIC INS),
                             6/15/2005                                                      AAA                        979,574
      $3,000,000             Pennsylvania State Higher Education Facilities Authority,
                             Health Services
                             Revenue Bonds (Series A of 1996), 5.75% (University of
                             Pennsylvania)/(Original
                             Issue Yield: 6.035%), 1/1/2022                                 AA                     $ 3,044,100
      1,000,000              Pennsylvania State Higher Education Facilities Authority,
                             Hospital Revenue
                             Bonds (Series A), 7.25% (Allegheny General
                             Hospital)/(Original Issue Yield:
                             7.40%), 9/1/2017                                               A+                       1,100,620
      500,000                Pennsylvania State Higher Education Facilities Authority,
                             Refunding Revenue
                             Bonds (Series A), 6.00% (University of Pennsylvania),          AA                         541,510
                             1/1/2006
      2,000,000              Pennsylvania State Higher Education Facilities Authority,
                             Revenue Bonds
                             (Series 1996), 7.20% (Thiel College ), 5/15/2026               NR                       2,056,800
      4,000,000              Pennsylvania State Higher Education Facilities Authority,
                             Revenue Bonds
                             (Series A), 7.375% (Medical College of
                             Pennsylvania)/(United States Treasury
                             PRF)/(Original Issue Yield: 7.45%), 3/1/2021                   AAA                      4,464,400
      2,000,000              Pennsylvania State Higher Education Facilities Authority,
                             Revenue Bonds
                             (Series N), 5.875% (MBIA INS)/(Original Issue Yield:           AAA                      2,055,760
                             5.913%), 6/15/2021
      2,000,000              Pennsylvania State Higher Education Facilities Authority,
                             Revenue Bonds, 6.375%
                             (Drexel University)/(Original Issue Yield: 6.415%), 5/1/2017   A-                       2,117,120
      750,000                Pennsylvania State Higher Education Facilities Authority,
                             Revenue Bonds, 6.80%
                             (MBIA LOC)/(Original Issue Yield: 6.85%), 6/15/2001            AAA                        800,340
      500,000                Pennsylvania State IDA, Economic Development Revenue Bonds
                             (Series A),
                             6.80% (Original Issue Yield: 6.85%), 1/1/2001                  NR                         536,605
      1,105,000              Pennsylvania State School Finance Authority, Refunding
                             Revenue Bonds
                             (Series A), 6.00% (Cornell School District), 9/1/2002          A                        1,177,278
      1,000,000              Pennsylvania State Turnpike Commission, Refunding Revenue
                             Bonds (Series L),
                             6.00% (MBIA INS)/(Original Issue Yield: 6.85%), 6/1/2015       AAA                      1,031,240
      1,000,000              Pennsylvania State Turnpike Commission, Turnpike Revenue
                             Bonds (Series P),
                             5.45%, 12/1/2002                                               A                        1,043,950
      460,000                Pennsylvania State University, Refunding Revenue Bonds
                             (Series A), 4.80%
                             (Original Issue Yield: 4.90%), 3/1/2003                        AA-                        465,768
      1,000,000              Pennsylvania State University, Refunding Revenue Bonds,
                             5.20% (Original
                             Issue Yield: 5.30%), 8/15/2002                                 AA-                      1,033,490
      505,000                Pennsylvania State University, Revenue Bonds (Series B),
                             5.20% (Original Issue
                             Yield: 5.30%), 8/15/2002                                       AA-                        521,912
      500,000                Pennsylvania State University, Series A Revenue Bonds,
                             4.70% (Go of University
                             LOC)/(Original Issue Yield: 4.80%), 3/1/2002                                              505,255
      1,500,000              Philadelphia, PA Gas Works, Revenue Bonds, 5.80% (Original
                             Issue Yield: 5.90%),
                             7/1/2001                                                       BBB                      1,557,240
      500,000                Philadelphia, PA Gas Works, Revenue Bonds, 7.40%, 6/15/2000    BBB                        536,405
      $2,565,000             Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Hospital
                             Revenue Bonds (Series 1997), 5.50% (Temple University
                             Hospital )/(Original Issue
                             Yield: 5.85%), 11/15/2015                                      A-                     $ 2,518,497
      1,655,000              Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Hospital
                             Revenue Bonds (Series 1997), 5.75% (Jeanes Hospital,
                             PA)/(Original Issue Yield:
                             5.80%), 7/1/2008                                               BBB                      1,680,868
      1,700,000              Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Hospital
                             Revenue Bonds (Series 1997), 5.875% (Jeanes Hospital,
                             PA)/(Original Issue Yield:
                             6.10%), 7/1/2017                                               BBB                      1,710,370
      325,000                Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Refunding
                             Revenue Bonds, 6.15% (Pennsylvania Hospital)/(Original
                             Issue Yield: 6.25%),
                             7/1/2005                                                       BBB+                       341,549
      1,375,000              Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Revenue
                             Bonds (Series B), 5.00% (Nazareth Hospital)/(MBIA
                             INS)/(Original Issue Yield:
                             5.25%), 7/1/2006                                               AAA                      1,386,646
      250,000                Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Revenue
                             Bonds, 7.75% (Children's Seashore House, PA)/(AMBAC INS),      AAA                        274,135
                             8/15/2000 (@100)
      150,000                Philadelphia, PA Municipal Authority, Refunding Revenue
                             Bonds, 7.50%
                             (FGIC INS), 4/1/1998 (@102)                                    AAA                        156,180
      905,000                Philadelphia, PA Municipal Authority, Refunding Revenue
                             Bonds, 7.80%
                             (FGIC INS), 4/1/2000 (@100)                                    AAA                        980,387
      1,300,000              Philadelphia, PA School District, GO UT Bonds, 5.20% (MBIA
                             INS)/(Original Issue
                             Yield: 5.35%), 7/1/2003                                        AAA                      1,338,792
      1,000,000              Philadelphia, PA Water & Sewer, Revenue Bonds, 7.40%,          BBB                      1,054,480
                             8/1/1999
      1,500,000              Philadelphia, PA Water & Wastewater System, Refunding
                             Revenue Bonds, 5.20%
                             (FGIC INS), 6/15/2005                                          AAA                      1,549,350
      4,000,000              Philadelphia, PA, (Series 1995A) Airport Revenue Bonds,
                             6.10% (Philadelphia
                             Airport System)/(AMBAC INS)/(Original Issue Yield: 6.40%),     AAA                      4,151,880
                             6/15/2025
      9,500,000              Philadelphia, PA, Airport Revenue Bonds (Series 1997B),
                             5.50% (Philadelphia
                             Airport System)/(AMBAC INS)/(Original Issue Yield: 5.65%),     AAA                      9,453,830
                             6/15/2017
      800,000                Philadelphia, PA, GO UT Bonds, 5.125% (FGIC INS)/(Original
                             Issue Yield: 5.25%),
                             5/15/2003                                                      AAA                        822,848
      300,000                Philadelphia, PA, GO UT Bonds, 6.25% (FGIC INS), 11/15/2004    AAA                        329,289
      1,860,000              Philadelphia, PA, GO UT Refunding Bonds, 5.40% (FGIC
                             INS)/(Original Issue Yield:
                             5.50%), 11/15/2003                                             AAA                      1,944,574
      960,000                Philadelphia, PA, Revenue Bonds, 10.875%, 7/1/2008             NR                       1,243,440
      265,000                Pittsburgh, PA Staduim Authority, Lease Revenue Bonds,         AAA                        287,703
                             6.50%, 4/1/2011
      1,000,000              Pittsburgh, PA Urban Redevelopment Authority, Mortgage
                             Revenue Bonds
                             (Series 1997A) , 6.15%, 10/1/2016                              AAA                      1,031,730
      $1,500,000             Pittsburgh, PA Urban Redevelopment Authority, Mortgage
                             Revenue Bonds
                             (Series 1997C), 5.90%, 10/1/2022                               AAA                    $ 1,503,765
      1,000,000              Pittsburgh, PA Water & Sewer Authority, Series A Revenue
                             Bonds, 6.50%
                             (FGIC LOC)/(Original Issue Yield: 6.60%), 9/1/2001             AAA                      1,079,210
      80,000                 Ringgold, PA School District, GO UT Bonds, 7.20% (MBIA         AAA                         80,119
                             INS), 8/1/2006
      1,000,000              Schuylkill, PA Redevelopment Authority, Revenue Bonds,
                             6.75% (FGIC LOC),
                             6/1/2002                                                       AAA                      1,096,700
      2,500,000              Scranton-Lackawanna, PA Health & Welfare Authority, Revenue
                             Bonds
                             (Series 1994-A), 7.60% (Allied Services Rehabilitation         NR                       2,727,350
                             Hospitals, PA), 7/15/2020
      85,000                 Scranton-Lackawanna, PA Health & Welfare Authority, Revenue
                             Bonds, 7.25%
                             (Community Medical Center)/(BIG LOC)/(Original Issue Yield:    AAA                         88,779
                             7.384%), 7/1/1999
      2,245,000              Shaler, PA School District Authority, GO UT Bonds, 6.25%,      AAA                      2,404,934
                             4/15/2008
      2,650,000              Sharon, PA General Hospital Authority, Hospital Revenue
                             Bonds, 6.875%
                             (Sharon Regional Health System), 12/1/2022                     BBB+                     2,820,740
      2,000,000              Southeastern, PA Transportation Authority, Special Revenue
                             Bonds, 5.375%
                             (FGIC INS)/(Original Issue Yield: 5.70%), 3/1/2017             AAA                      1,982,120
      8,000,000              Southeastern, PA Transportation Authority, Special Revenue
                             Bonds, 5.375%
                             (FGIC INS)/(Original Issue Yield: 5.75%), 3/1/2022             AAA                      7,876,800
      500,000                State Public School Building Authority, PA, College Revenue
                             Bonds, 6.50%
                             (Harrisburg Area Community College-D)/(MBIA INS LOC),          AAA                        542,745
                             4/1/2002
      1,000,000              University of Pittsburgh, Higher Education Refunding
                             Revenue Bonds (Series A),
                             6.40% (MBIA INS), 4/1/2000                                     AAA                      1,052,390
      9,000,000              University of Pittsburgh, University Refunding Revenue
                             Bonds (Series 1997B),
                             5.00% (MBIA INS)/(Original Issue Yield: 5.287%), 6/1/2017      AAA                      8,565,300
      1,000,000              Warren County, PA Hospital Authority, Revenue Bonds (Series
                             A), 7.00% (Warren
                             General Hospital, PA)/(Original Issue Yield: 7.101%),          BBB+                     1,076,030
                             4/1/2019
      680,000                Washington County, PA Authority, Lease Revenue Bonds, 7.00%
                             (AMBAC INS),
                             6/15/2000 (@103)                                               AAA                        737,412
      400,000                Washington County, PA Authority, Lease Revenue Bonds,          AAA                        526,784
                             7.875%, 12/15/2018
      2,850,000              Washington County, PA IDA Pollution Control, Refunding
                             Revenue Bonds, 4.95%
                             (West Penn Power Co.), 3/1/2003                                A                        2,886,281
      1,000,000              West View, PA Municipal Authority, Special Obligation          AAA                      1,408,940
                             Bonds, 9.50%, 11/15/2014
      1,000,000              Westmoreland County, PA Municipal Authority, Refunding
                             Revenue Bonds
                             (Series K), 2.00% (FGIC INS)/(Original Issue Yield: 8.50%),    AAA                        768,730
                             7/1/2007
      890,000                Westmoreland County, PA Municipal Authority, Special
                             Obligation Bonds,
                             9.125%, 7/1/2010                                               AAA                      1,085,124
                             Total Long-Term Municipal Securities  (identified cost
                             $218,727,466)                                                                         228,878,988
         Principal                                                                          Credit
          Amount                                                                            Rating*              Value
Short-Term Municipal Securities -- 0.9%
Pennsylvania--0.8%
      500,000                New Castle, PA Area Hospital Authority, (Series 1996)
                             Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/
                             (PNC Bank, N.A. LIQ)                                           AAA                     $  500,000
      1,200,000              Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Hospital Revenue Bonds (Series A of 1996) Daily
                             VRDNs (Children's Hospital of Philadelphia)/(Morgan
                             Guaranty Trust Co., New York LIQ)                              AA                       1,200,000
                             Total                              1,700,000
Puerto Rico -- 0.1%
      200,000                Puerto Rico Government Development Bank Weekly VRDNs
                             (Credit Suisse, Zurich LOC)                                    AA+                        200,000
                             Total Short-Term Municipal Securities  (at amortized cost)                              1,900,000
                             Total Investments  (identified cost $220,627,466) (a)                                $230,778,988

Securities that are subject to Alternative Minimum Tax represent 16.8% of the portfolio as calculated based upon total portfolio market value.

(a) The cost of investments for federal tax purposes amounts to $220,627,466. The net unrealized appreciation of investments on a federal tax basis amounts to $10,151,522 which is comprised of $10,427,549 appreciation and $276,027 depreciation at August 31, 1997.

*   Please refer to the Appendix of the Statement of Additional
    Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($220,697,861) at August 31, 1997.

The following acronyms are used throughout this portfolio: AMBAC --American Municipal Bond Assurance Corporation BIG --Bond Investors Guaranty COL --Collateralized EDFA --Economic Development Financing Authority FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FHA/VA --Federal Housing Administration/Veterans Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HDA --Hospital Development Authority IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES


                  FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

ASSETS:
Total investments in securities, at value (identified and tax
  cost $220,627,466)                                                                                  $230,778,988
Cash                                                                                                       120,228
Income receivable                                                                                        3,552,718
Receivable for investments sold                                                                             40,000
Receivable for shares sold                                                                                 601,239
                                                                                                      ------------
  Total assets                                                                                         235,093,173
LIABILITIES:
Payable for investments purchased                                                   $13,802,528
Payable for shares redeemed                                                              65,405
Income distribution payable                                                             424,658
Accrued expenses                                                                        102,721
                                                                                    -----------
  Total liabilities                                                                                     14,395,312
                                                                                                      ------------
NET ASSETS for 18,853,507 shares outstanding                                                          $220,697,861
                                                                                                      ------------
NET ASSETS CONSIST OF:
Paid in capital                                                                                       $210,266,286
Net unrealized appreciation of investments                                                              10,151,522
Accumulated net realized gain on investments                                                               280,530
Distributions in excess of net investment income                                                              (477)
                                                                                                      ------------
  Total Net Assets                                                                                    $220,697,861
                                                                                                      ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
CLASS A SHARES:
Net Assets Value Per Share ($212,791,813 O 18,178,135 shares
  outstanding)                                                                                              $11.71
                                                                                                      ------------
Offering Price Per Share (100  O 95.50 of $11.71)                                                           $12.26
                                                                                                      ------------
Redemption Proceeds Per Share                                                                               $11.71
                                                                                                      ------------
CLASS B SHARES:
Net Asset Value Per Share ($7,906,048 O 675,372 shares
  outstanding)                                                                                              $11.71
                                                                                                      ------------
Offering Price Per Share                                                                                    $11.71
                                                                                                      ------------
Redemption Proceeds Per Share (94.50 O 100 of $11.71)**                                                     $11.07
                                                                                                      ------------

*   See "Investing in the Fund".
**  See "Contingent Deferred Sales Charge".

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS


                  FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
                           YEAR ENDED AUGUST 31, 1997

INVESTMENT INCOME:
Interest                                                                                                               $ 7,163,487
EXPENSES:
Investment advisory fee                                                                   $   470,040
Administrative personnel and services fee                                                     141,863
Custodian fees                                                                                 14,264
Transfer and dividend disbursing agent fees and expenses                                       51,423
Directors'/Trustees' fees                                                                       3,026
                                                                                          -----------
Auditing fees                                                                                  16,504
Legal fees                                                                                      3,019
Portfolio accounting fees                                                                      67,340
Distribution services fee -- Class B Shares                                                    12,001
Shareholder services fee -- Class A Shares                                                    289,775
Shareholder services fee -- Class B Shares                                                      3,995
Share registration costs                                                                       54,584
Printing and postage                                                                           28,181
Insurance premiums                                                                              3,216
Miscellaneous                                                                                   2,670
 Total expenses                                                                             1,161,901
                                                                                          -----------
Waivers --
 Waiver of investment advisory fee                          $  (239,908)
 Waiver of distribution services fee -- Class B Shares           (4,390)
 Waiver of shareholder services fee -- Class A Shares           (23,182)
 Waiver of shareholder services fee -- Class B Shares               (64)
                                                            -----------
   Total waivers                                                                             (267,544)
                                                                                          -----------
     Net expenses                                                                                                          894,357
                                                                                                                       -----------
      Net investment income                                                                                              6,269,130
                                                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                                         2,211,019
Net change in unrealized appreciation of investments                                                                     5,539,761
                                                                                                                       -----------
 Net realized and unrealized gain on investments                                                                         7,750,780
                                                                                                                       -----------
   Change in net assets resulting from operations                                                                      $14,019,910
                                                                                                                       -----------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS


                  FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

                                                                                                    Year Ended August 31,
                                                                                                      1997           1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                                             $  6,269,130   $  4,887,004
Net realized gain on investments ($2,211,019 and $881,533, respectively,
as computed for federal tax purposes)                                                                2,211,019        556,055
Net change in unrealized appreciation/depreciation                                                   5,539,761        353,374
                                                                                                  ------------   ------------
 Change in net assets resulting from operations                                                     14,019,910      5,796,433
                                                                                                  ------------   ------------
NET EQUALIZATION CREDITS (DEBITS) --                                                                   126,956         (6,300)
                                                                                                  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income
 Class A Shares                                                                                     (6,501,486)    (4,846,944)
 Class B Shares                                                                                        (91,906)            --
                                                                                                  ------------   ------------
       Change in net assets resulting from distributions to shareholders                            (6,593,392)    (4,846,944)
                                                                                                  ------------   ------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT INCOME) --
Proceeds from sale of shares                                                                        29,680,851     10,957,322
Net asset value of shares issued to shareholders in payment of distributions declared                4,035,972      3,064,941
Net asset value of shares issued in connection with the acquisition of William Penn
Interest Income PATax Free fund                                                                    115,985,657             --
Cost of shares redeemed                                                                            (20,673,623)   (14,571,991)
                                                                                                  ------------   ------------
 Change in net assets resulting from share transactions                                            129,028,857       (549,728)
                                                                                                  ------------   ------------
 Change in net assets                                                                              136,582,331        393,461
NET ASSETS:
Beginning of period                                                                                 84,115,530     83,722,069
                                                                                                  ------------   ------------
End of period (including undistributed net investment income of $0 and $196,829, respectively)    $220,697,861   $ 84,115,530
                                                                                                  ------------   ------------

(See Notes which are an integral part of the Financial Statements)

                         NOTES TO FINANCIAL STATEMENTS


                 FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
                                AUGUST 31, 1997

ORGANIZATION

Municipal Securites Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

Effective March 4, 1997 the Fund added Class B Shares.

On June 2, 1997 the Fund acquired all the net assets of The William Penn Interest Income PA Tax Free Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 10,059,467 Class A shares of the Fund (valued at $115,985,657) for the 10,553,874 shares of the Acquired Fund outstanding on June 2, 1997. The Acquired Fund's net assets of $115,986,881 which consisted of $113,185,261 of Paid in Capital and $2,906,467 of unrealized appreciation, and $104,847 of net realized loss on investments at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $93,222,578 and $115,986,881, respectively. Immediatley after the acquisition, the combined aggregate net assets of the Fund were $209,209,459.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $109,853, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR    EXPIRATION AMOUNT
   2004               $37,020(a)
   2004               $72,833

(a) Capital loss carryforward is attributable to the acquisiiton of the assets of The William Penn Interest Income PA Tax Free Fund.

EQUALIZATION

The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

                                                                 YEAR ENDED                  YEAR ENDED
                                                              AUGUST 31, 1997             AUGUST 31, 1996
CLASS A SHARES                                             SHARES        AMOUNT        SHARES        AMOUNT
Shares sold                                               2,145,449   $ 21,789,555      965,079   $ 10,957,322
Shares issued to shareholders in payment
of distributions declared                                   343,918      3,979,801      270,041      3,064,941
Shares issued in connection with the acquisition of
William Penn Interest Income PA Tax Free Fund            10,059,467    115,985,657
Shares redeemed                                          (1,779,292)   (20,583,883)  (1,284,868)   (14,571,991)
                                                         ------------------------------------------------------
 Net change resulting from Class A share transactions    10,769,542   $121,171,130      (49,748)  $   (549,728)
                                                         -----------  ------------   --------------------------

                                                                                                    PERIOD ENDED
                                                                                                 AUGUST 31, 1997 (A)
CLASS B SHARES                                                                                   SHARES        AMOUNT
Shares sold                                                                                       678,264   $  7,891,296
Shares issued to shareholders in payment of distributions declared                                  4,825         56,171
Shares redeemed                                                                                    (7,717)       (89,740)
                                                                                               ----------   ------------
 Net change resulting from Class B share transactions                                             675,372   $  7,857,727
                                                                                               ----------   ------------
 Net change resulting from share transactions                                                  11,444,914   $129,028,857
                                                                                               ----------   ------------

(a) For the period from March 4, 1997 (date of initial public offering) to August 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                    % OF AVG. DAILY NET
SHARE CLASS NAME      ASSETS OF CLASS
Class A Shares             0.40%
Class B Shares             0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discrection.

Class A Shares did not incur a distribution services fee for the period ended August 31, 1997, and has no present intention of paying or accruing a distribution service fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended August 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $43,650,000 and $47,364,062, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

Purchases                                                  $98,632,135
                                                           -----------
Sales                                                      $28,806,668
                                                           -----------

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 1997, 59.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.8% of total investments.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustee of
MUNICIPAL SECURITIES INCOME TRUST
and shareholders of
FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Pennsylvania Municipal Income Fund as of August 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibilty of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Pennsylvania Municipal Income Fund as of August 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Pittsburgh, Pennsylvania
October 13, 1997


FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND Class A Shares Class B Shares Federated Investors Tower Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
BOSTON, MA 02266-8600


TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401


Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


Cusip 625922505
Cusip 625922836
G00577-02 (10/97)

[LOGO OF RECYCLED PAPER]


[LOGO] FEDERATED INVESTORS


FEDERATED PENNSYLVANIA
MUNICIPAL INCOME FUND

(A Portfolio of Municipal Securities
Income Trust)

Class A Shares, Class B Shares

Prospectus
October 31, 1997


A Non-Diversified Portfolio of Municipal Securities
Income Trust, an Open-End, Management
Investment Company








             FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
          (A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST)
                            CLASS A SHARES
                            CLASS B SHARES

                  STATEMENT OF ADDITIONAL INFORMATION














        This Statement of Additional Information should be read with the prospectus of Federated Pennsylvania Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.



        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated October 31, 1997






















[GRAPHIC OMITTED]

        Cusip 625922036
        Cusip 625922836
        0090702B (10/97)

GENERAL INFORMATION ABOUT THE FUND                        1

INVESTMENT OBJECTIVE AND POLICIES                         1
   Acceptable Investments                                 1
   When-Issued and Delayed Delivery Transactions          2
   Futures Transactions                                   2
   Temporary Investments                                  3
   Portfolio Turnover                                     3
   Investment Limitations                                 3
   Pennsylvania Investment Risks                          5

MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT              5
   Fund Ownership                                         9
   Trustees Compensation                                 10
   Trustee Liability                                     10

INVESTMENT ADVISORY SERVICES                             11
   Adviser to the Fund                                   11
   Advisory Fees                                         11

OTHER SERVICES                                           11
   Fund Administration                                   11
   Custodian and Portfolio Accountant                    11
   Transfer Agent                                        11
   Independent Auditors                                  11

BROKERAGE TRANSACTIONS                                   11

PURCHASING SHARES                                        12
   Quality Discounts and Accumulated Purchases           12
   Concurrent Purchases                                  12
   Letter of Intent                                      12
   Reinvestment Privilege                                13
   Conversion of Class B Shares                          13
   Purchases by Sales Representatives, Fund
      Trustees, and Employees                            13



DETERMINING NET ASSET VALUE                              13
   Valuing Municipal Bonds                               13
   Use of Amortized Cost                                 14

REDEEMING SHARES                                         14
   Redemption in Kind                                    14
   Contingent Deferred Sales Charge
       Class B Shares                                    14
   Massachusetts Partnership Law                         15

TAX STATUS                                               15
   The Fund's Tax Status                                 15
   Shareholders' Tax Status                              15

TOTAL RETURN                                             15

YIELD                                                    16

TAX-EQUIVALENT YIELD                                     16
   Tax-Equivalency Table                                 17

PERFORMANCE COMPARISONS                                  18
   Economic and Market Information                       18

ABOUT FEDERATED INVESTORS                                19
   Mutual Fund Market                                    19
   Institutional Clients                                 19
   Bank Marketing                                        19
   Broker/Dealers and Bank Broker/Dealer
     Subsidiaries                                        19

APPENDIX                                                 20

                  GENERAL INFORMATION ABOUT THE FUND
The Fund is a portfolio in Municipal Securities Income Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On February 26, 1996 (effective date March 31, 1996), the Board of Trustees ("Trustees") approved changing the name of the Fund from Pennsylvania Municipal Income Fund to Federated Pennsylvania Municipal Income Fund. Shares of the Fund are presently offered in two classes known as Class A Shares and Class B Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to both classes of Shares.






                   INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local tax ("Pennsylvania Municipal Securities"). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, and those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.



      CHARACTERISTICS

         The Pennsylvania Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Investors Service, L.P. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.



      TYPES OF ACCEPTABLE INVESTMENTS

         Examples of Pennsylvania Municipal Securities are:

         o  municipal notes and municipal commercial paper;

         o  serial bonds sold with differing maturity dates;

         o tax anticipation notes sold to finance working capital needs of municipalities;

         o bond anticipation notes sold prior to the issuance of longer-term bonds;

         o  pre-refunded municipal bonds; and

         o general obligation bonds secured by a municipality pledge of taxation.

      PARTICIPATION INTERESTS

         The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

      VARIABLE RATE MUNICIPAL SECURITIES

         Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

      MUNICIPAL LEASES

         The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

         In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

o    whether the lease can be terminated by the lessee;

o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



FUTURES TRANSACTIONS

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     "MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

    TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

      REPURCHASE AGREEMENTS

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

         From time to time, such as when suitable Pennsylvania municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Pennsylvania municipal bonds and thereby reduce the Fund's yield.

      REVERSE REPURCHASE AGREEMENTS

         The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

PORTFOLIO TURNOVER



The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the portfolio turnover rates were 30% and 23%, respectively.



INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

      PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

      UNDERWRITING

         The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      INVESTING IN REAL ESTATE

         The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.

      INVESTING IN COMMODITIES

         The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

      INVESTING IN RESTRICTED SECURITIES

         The Fund will not invest more than 10% of the value of its assets in securities subject to restrictions on resale under the Securities Act of 1933.

      LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

      DEALING IN PUTS AND CALLS

         The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

      CONCENTRATION OF INVESTMENTS

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.

      INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 15% of its net assets in illiquid obligations, including certain restricted securities determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the current fiscal year.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

PENNSYLVANIA INVESTMENT RISKS

The Fund invests in obligations of Pennsylvania issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the Commonwealth. The following information is a brief summary of the prevailing economic and financial conditions of the Commonwealth. The information is based on official statements relating to securities and from other sources believed to be reliable. This should not be considered a complete description of all relevant information.

Pennsylvania's economy performed below the national average and is expected to continue this pattern over the next several years. While job growth has improved since the early 1990's, it still continues to lag well behind the national growth levels. Manufacturing is still an important industry in the Commonwealth, but has been exceeded by employment in both services and trade. Growth in personal income has also lagged behind the national growth rate, but Pennsylvania per capita income exceeds the national average and ranks 19th among the states. Despite the economic challenges, the Commonwealth's financial position remained stable due to improved spending controls and strong fiscal management. In addition, Pennsylvania continued to maintain a moderate debt level.

The overall credit quality of the Commonwealth is demonstrated by its debt ratings. Pennsylvania was recently upgraded to a Aa3 rating by Moody's. S&P rates the Commonwealth AA-.

The Fund's concentration in securities issued by the Commonwealth and its political subdivisions, provides a greater level of risk than a fund whose assets are diversified across numerous states and municipalities.

 The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political, and demographic conditions within the Commonwealth, and the underlying fiscal condition of the Commonwealth, its counties, and municipalities..










             MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.




Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, ED 3000 Group, Inc.;
Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

President and Trustee, Federated Investors, Federated Advisers,
Federated Management, and Federated Research; President and Director,
Federated Research Corp. and Federated Global Research Corp.;
President, Passport Research, Ltd.; Trustee, Federated Shareholder
Services Company, and Federated Shareholder Services; Director,
Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds.
Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


* THIS TRUSTEE IS DEEMED TO BE AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

@ MEMBER OF THE EXECUTIVE COMMITTEE. THE EXECUTIVE COMMITTEE OF THE BOARD OF TRUSTEES HANDLES THE RESPONSIBILITIES OF THE BOARD
     BETWEEN MEETINGS OF THE BOARD.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the outstanding Shares.

As of October 6, 1997, the following shareholder of record owned 5% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce
Fenner & Smith, Jacksonville, Florida, owned approximately 1,479,081 Class A Shares (8.18%).


TRUSTEES COMPENSATION


                                      AGGREGATE
NAME,                               COMPENSATION
POSITION WITH                           FROM                                 TOTAL COMPENSATION PAID
TRUST                                 TRUST*#                                   FROM FUND COMPLEX

John F. Donahue                         $ -0-              $ -0- for the Trust and
Trustee and Chairman                                       56 other investment companies in the Fund Complex

Thomas G. Bigley                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John T. Conroy                        $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

William J. Copeland                   $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

J. Christopher Donahue                  $ -0-              $ -0- for the Trust and
Trustee and Executive                                      18 other investment companies in the Fund Complex
Vice President

James E. Dowd                         $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.               $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.               $1,341               $119,615 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Peter E. Madden                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Gregor F. Meyer                       $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

John E. Murray, Jr.                   $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Wesley W. Posvar                      $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex

Marjorie P. Smuts                     $1,217               $108,725 for the Trust and
Trustee                                                    56 other investment companies in the Fund Complex




*   Information is furnished for the fiscal year ended August 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

    The information is provided for the last calendar year.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.




                     INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES



For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned $470,040, $341,175 and $341,354, respectively, of which $239,900, $195,433 and
$222,052 were voluntarily waived.






                            OTHER SERVICES
FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators collectively earned $141,863, $125,000, and $134,042, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated
Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP,
Pittsburgh, PA.






                        BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.






                           PURCHASING SHARES


Except under certain circumstances described in the prospectus, Shares are sold at their NAV (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares."

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the prospectus, larger purchases reduce or eliminate the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction or elimination, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $80,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in Class A Shares in this Fund, the sales charge would be reduced.

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

If a shareholder intends to purchase a specific dollar amount of Class A Shares over the next 13 months, the sales charge may be reduced if the shareholder signs a letter of intent to that effect. For example, if a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in Class A Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

PURCHASES BY SALES REPRESENTATIVES, FUND TRUSTEES, AND EMPLOYEES

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   o Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;

   o  Federated Life Members; and

   o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.




                      DETERMINING NET ASSET VALUE
The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class.

NAV is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



VALUING MUNICIPAL BONDS

The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.




                           REDEEMING SHARES


The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Shareholder redemption may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1.00% of the NAV of the respective class, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that NAV is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase; (3) Shares held for fewer than six years on a first-in, first-out basis.

     ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

         To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.




                              TAX STATUS
THE FUND'S TAX STATUS



The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

O DERIVE AT LEAST 90% OF ITS GROSS INCOME FROM DIVIDENDS, INTEREST, AND GAINS FROM THE SALE OF SECURITIES; O INVEST IN SECURITIES WITHIN CERTAIN STATUTORY LIMITS; AND O DISTRIBUTE TO ITS SHAREHOLDERS AT
LEAST 90% OF ITS NET INCOME EARNED DURING THE YEAR.


SHAREHOLDERS' TAX STATUS

      CAPITAL GAINS

         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares. Any loss by a shareholder on Fund Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.




                             TOTAL RETURN


The Fund's average annual total return for Class A Shares for the one-year and five-year periods ended August 31, 1997, and for the period from October 11, 1990 (date of initial public investment) to August 31, 1997, were 4.25%, 6.15% and 7.62%, respectively. The Fund's cumulative total return for Class B Shares from March 4, 1997 (date of initial public investment) to August 31, 1997 was (-1.21%). Cumulative total return reflects Class B Shares total performance over a specific period of time. Class B Share total return is representative of only six months of activity.

The Fund's average annual total return for each class of Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a monthly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge will be deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.




                                 YIELD

     The Fund's yields for Class A Shares and Class B Shares for the thirty-day period ended August 31, 1997 were 4.42% and 3.64%, respectively.

The yield for each class of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares of the Fund, performance will be reduced for those shareholders paying those fees.




                         TAX-EQUIVALENT YIELD

     The Fund's tax-equivalent yields for Class A Shares and Class B Shares for the thirty-day period ended August 31, 1997 were 6.39% and 5.26%, respectively.

The tax-equivalent yield for each class of Shares of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that any class would have had to earn to equal its actual yield, assuming a state and federal tax rate of 30.80% and assuming that income is 100% tax-exempt.

TAX-EQUIVALENCY TABLE

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the state of Pennsylvania. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                   TAXABLE YIELD EQUIVALENT FOR 1997
                         STATE OF PENNSYLVANIA
            COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                            17.80%        30.80%             33.80%               38.80%              42.40%


        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER
        RETURN              41,200        99,600             151,750              271,050            $271,050

        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER
        RETURN              24,650        59,750             124,650              271,050            $271,050

        TAX-EXEMPT
        YIELD                               TAXABLE YIELD EQUIVALENT

           1.50%            1.82%          2.17%             2.27%               2.45%               2.60%
           2.00%            2.43%          2.89%             3.02%               3.27%               3.47%
           2.50%            3.04%          3.61%             3.78%               4.08%               4.34%
           3.00%            3.65%          4.34%             4.53%               4.90%               5.21%
           3.50%            4.26%          5.06%             5.29%               5.72%               6.08%
           4.00%            4.87%          5.78%             6.04%               6.54%               6.94%
           4.50%            5.47%          6.50%             6.80%               7.35%               7.81%
           5.00%            6.08%          7.23%             7.55%               8.17%               8.68%
           5.50%            6.69%          7.95%             8.31%               8.99%               9.55%
           6.00%            7.30%          8.67%             9.06%               9.80%              10.42%




        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


        The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Shares. *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                        PERFORMANCE COMPARISONS
The performance of each class of Shares depends upon such variables as:

O        PORTFOLIO QUALITY;
O        AVERAGE PORTFOLIO MATURITY;
O        TYPE OF INSTRUMENTS IN WHICH THE PORTFOLIO IS INVESTED;
O        CHANGES IN INTEREST RATES AND MARKET VALUE OF PORTFOLIO SECURITIES;
O        CHANGES IN THE FUND'S CLASS EXPENSES; AND
O        VARIOUS OTHER FACTORS.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

O Lehman Brothers Revenue Bond Index IS A TOTAL RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT GRADE, REVENUE BOND MARKET. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY. O Lipper Analytical Services, Inc. RANKS FUNDS IN VARIOUS FUND CATEGORIES BY MAKING COMPARATIVE CALCULATIONS USING TOTAL RETURN. TOTAL RETURN ASSUMES THE REINVESTMENT OF ALL CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS AND TAKES INTO ACCOUNT ANY CHANGE IN OFFERING PRICE OVER A SPECIFIC PERIOD OF TIME. FROM TIME TO TIME, THE FUND WILL QUOTE ITS LIPPER RANKING IN THE "GENERAL MUNICIPAL BOND FUNDS" CATEGORY IN ADVERTISING AND SALES LITERATURE. O Morningstar, Inc., AN INDEPENDENT RATING SERVICE, IS THE PUBLISHER OF THE BI-WEEKLY MUTUAL FUND VALUES. MUTUAL FUND VALUES RATES MORE THAN 1,000 NASDAQ-LISTED MUTUAL FUNDS OF ALL TYPES, ACCORDING TO THEIR RISK-ADJUSTED RETURNS. THE MAXIMUM RATING IS FIVE STARS, AND RATINGS ARE EFFECTIVE FOR TWO WEEKS. Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specific period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

                       ABOUT FEDERATED INVESTORS
Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS

Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors.

     The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

BANK MARKETING



Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securites Corp.





*source:  Investment Company Institute












                               APPENDIX


STANDARD & POOR'S RATINGS SERVICES  MUNICIPAL BOND RATINGS



AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



MOODY'S INVESTORS SERVICE, INC.  MUNICIPAL BOND RATINGS



AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



FITCH INVESTORS SERVICE, L.P. LONG-TERM DEBT RATINGS



AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.

The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.



STANDARD & POOR'S RATINGS SERVICES  MUNICIPAL NOTE RATINGS

S

P-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM LOAN RATINGS

MIG1/VMIG1--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



FITCH INVESTORS SERVICE, L.P.  SHORT-TERM DEBT RATINGS



F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.











PART C.         OTHER INFORMATION.

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS:

           (a)    Financial Statements for:
                  (1)   Federated Pennsylvania Municipal Income Fund (Filed in Part A);
                  (2)      Federated Ohio Municipal Income Fund (Filed in Part A);
                  (3)      Federated Michigan Intermediate Municipal Trust (Filed in Part A);
                  (4)      Federated California Municipal Income Fund (Filed in Annual Report to Shareholders dated August
                          31, 1997);
                  (5)      Federated New York Municipal Income Fund (Filed in Part A);
           (b)    Exhibits:
                  (1)      (i)      Paper Copy of Declaration of Trust of the Registrant (1);
                         (ii)       Paper Copy of Amendment No. 1 (dated August 26, 1991) to Declaration of Trust (5);
                        (iii)       Conformed Copy of Amendment No. 2 (dated August 6, 1990) to the Declaration of Trust (6);
                         (iv)       Conformed Copy of Amendment No. 3 (dated August 31, 1992) to the Declaration of Trust (8);
                          (v)       Conformed Copy of Amendment No. 4 (dated September 17, 1992) to the Declaration of Trust (8);
                         (vi)       Conformed Copy of Amendment No. 5 (dated February 4, 1993) to the Declaration of Trust (10);
                           (vii)    Conformed Copy of Amendment No. 6 (dated May 24, 1993) to the Declaration of Trust (13);

+        All exhibits are filed electronically.

1.   Response is incorporated by reference to Registrant's Initial
     Registration Statement on Form N-1A filed August 31, 1990. (File
     Nos. 33-36729 and 811-6165)

5.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 4 on Form N-1A filed on October 28,
     1991. (File Nos. 33-36729 and 811-6165)

6.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 5 on Form N-1A filed on January 24,
     1992. (File Nos. 33-36729 and 811-6165)

8.   Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 7 on Form N-1A filed on September
     25, 1992. (File Nos. 33-36729 and 811-6165)

10.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 10 on Form N-1A filed on March 24,
     1993. (File Nos. 33-36729 and 811-6165)

13.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 13 on Form N-1A filed on July 2,
     1993, (File Nos. 33-36729 and 811-6165)





                  (2)      Copy of By-Laws of the Registrant (1);
                  (3)      Not applicable;
                  (4)      Copy of Specimen Certificate for Shares of Beneficial Interest for:
                          (i)       Federated Pennsylvania Municipal Income Fund-Class A Shares (19);
                         (ii)       Federated Pennsylvania Municipal Income Fund- Class B Shares; +
                        (iii)       Federated Ohio Municipal Income Fund-Class F Shares (19);
                         (iv)       Federated California Municipal Income Fund-Class F Shares (19);
                          (v)       Federated New York Municipal Income Fund-Class F Shares (19);
                         (vi)       Federated Michigan Intermediate Municipal Trust (19);
                  (5)      Conformed copy of new Investment Advisory Contract of the    Registrant (21);
                          (i)       Copy of Amendment to Investment Advisory Contract (12)
                         (ii)       Conformed Copies of Amendments to Investment Advisory Contract (14);
                           (iii) Conformed Copies of Amendments to
                  Investment Advisory Contract (14); (6) (i) Conformed
                  copy of Distributor's Contract of the
                                    Registrant (21);
                         (ii)       Copy of Amendment to Distributor's Contract (12);
                        (iii)       Conformed copy of Amendment to Distributor's Contract (14);
                         (iv)       The Registrant hereby incorporates
                                    the conformed copy of the specimen
                                    Mutual Fund Sales and Service
                                    Agreement; Mutual Funds Service
                                    Agreement; and Plan Trustee/Mutual
                                    Funds Service Agreement from Item
                                    24(b)(6) of the Cash Trust Series
                                    II Registration Statement on Form
                                    N-1A filed with the Commission on
                                    July 24, 1995. (File Number
                                    33-38550 and 811-6269).
                  (7)      Not applicable;
                  (8)       (i)     Conformed Copy of Custodian Contract of the Registrant (18);
                        (ii)        Conformed Copy of Custodian Fee Schedule; +


+        All exhibits are filed electronically.

1.   Response is incorporated by reference to Registrant's Initial
     Registration Statement on Form N-1A filed August 31, 1990. (File
     Nos. 33-36729 and 811-6165)

12.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 12 on Form N-1A filed on May 17,
     1993. (File Nos. 33-36729 and 811-6165)

14.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 14 on Form N-1A filed on October 28,
     1993. (File Nos. 33-36729 and 811-6165)

18.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 19 on Form N-1A filed on October 30,
     1995. (File Nos. 33-36729 and 811-6165)

19.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 21 on Form N-1A filed on October 23,
     1996. (File Nos. 33-36729 and 811-6165)

21.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 23 on Form N-1A filed on October 15,
     1997. (File Nos. 33-36729 and 811-6165)





                  (9)      (i)      Conformed Copy of Amended and Restated Shareholder Services Agreement; +
                          (ii)      Conformed Copy of Agreement for Fund Accounting Services, Administrative Services,
                                    Transfer Agency Services and Custody Services Procurement; (19)
                         (iii)      With regard to Federated Pennsylvania Municipal     Income Fund, Federated Ohio Municipal
                                    Income Fund,   Federated California Municipal Income Fund and
                                    Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed
                                    copy of the Shareholder Services Sub-Contract between        Fidelity and Federated
                                    Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust
                                    Registration Statement on Form N-1A, filed with the Commission on March 25, 1996.
                                    (File Nos. 2-75670 and 811-3375).

                           (iv) The response described in Item
                 24(b)(6)(iv) are hereby incorporated by reference;
                 (10) Conformed Copy of Opinion and Consent of Counsel as to the legality of shares being registered (1);
                 (11) Conformed Copy of Consent of Independent
                 Auditors; + (12) Not applicable; (13) Conformed Copy of Initial Capital Understanding (1); (14) Not applicable; (15) (i) Conformed copy of Rule 12b-1
                 Plan (21);
                      (ii)          Conformed copy of Distribution Plan (21);
                       (iii) The response described in Item
                 24(b)(6)(iv) are hereby incorporated by reference;
                 (16) Copy of Schedule for Computation of Fund
                 Performance Data for:
                       (i)          Ohio Municipal Income Fund (18);
                      (ii)          Pennsylvania Municipal Income Fund (18);
                     (iii)          California Municipal Income Fund (11);
                      (iv)          New York Municipal Income Fund (11);
                       (v)          Michigan Municipal Income Fund (11);
                 (17)      Copy of Financial Data Schedules; +
                 (18)      With regard to Federated Pennsylvania
                           Municipal Income Fund, Federated Ohio
                           Municipal Income Fund, Federated California
                           Municipal Income Fund and Federated New
                           York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item
                           24(b)(18) of the World Investment Series,
                           Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                 (19)      Conformed Copy of Power of Attorney; (19)

+        All exhibits are filed electronically.

1.   Response is incorporated by reference to Registrant's Initial
     Registration Statement on Form N-1A filed August 31, 1990. (File
     Nos. 33-36729 and 811-6165)

11.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 11 on Form N-1A filed on April 28,
     1993. (File Nos. 33-36729 and 811-6165)

18.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 19 on Form N-1A filed on October 30,
     1995. (File Nos. 33-36729 and 811-6165)

19.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 21 on Form N-1A filed on October 23,
     1996, (File Nos. 33-36729 and 811-6165)

21.  Response is incorporated by reference to Registrant's
     Post-Effective Amendment No. 23 on Form N-1A filed on October 15,
     1997. (File Nos. 33-36729 and 811-6165)






Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None

Item 26.          NUMBER OF HOLDERS OF SECURITIES:

                                                    Number of Record Holders
    TITLE OF CLASS                                  AS OF OCTOBER 6, 1997
    --------------                                  ----------------------
    Shares of Beneficial Interest
    (no par value)

    Federated California Municipal Income Fund
      Class A Shares (formerly, Class F Shares)              323
      Class B Shares (not currently effective)                --
    Federated Michigan Municipal Income Trust                323
    Federated New York Municipal Income Fund                 373
    Federated Ohio Municipal Income Fund                   1,537
    Federated Pennsylvania Municipal Income Fund
      Class A Shares                                       5,447
      Class B Shares                                         269

Item 27.          INDEMNIFICATION: (1)

Item 28.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "TRUST INFORMATION -MANAGEMENT OF THE TRUST" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:           William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

              Senior Vice Presidents:              Peter R. Anderson
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Mark E. Durbiano
                                                   J. Alan Minteer
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski

+        All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)

              Vice Presidents:               J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

              Assistant Vice Presidents:     Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

              Secretary:                     Stephen A. Keen

              Treasurer:                     Thomas R. Donahue

              Assistant Secretaries:         Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

              Assistant Treasurer:           Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.          PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Richard B. Fisher                          Director, Chairman, Chief                        President
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President, Federated,                              President
Pittsburgh, PA 15222-3779                  Securities Corp.





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Thomas R. Donahue                          Director, Assistant Secretary                        --
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 BUSINESS ADDRESS                             WITH DISTRIBUTOR                            WITH REGISTRANT

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




      (c) Not applicable.

Item 30.          LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Tower
                                       Pittsburgh, PA  15222-3779

Federated Shareholder
  Services Company                     Federated Investors Tower
("Transfer Agent and Dividend          Pittsburgh, PA  15222-3779
Disbursing Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      Pittsburgh, PA  15222-3779

Federated Advisers                     Federated Investors Tower
("Adviser")                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company    P.O. Box 8600
("Custodian")                          Boston, MA 02266-8600



Item 31.          MANAGEMENT SERVICES:  Not applicable.

Item 32.          UNDERTAKINGS:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of October, 1997.

                           MUNICIPAL SECURITIES INCOME TRUST

                           BY: /s/ J. Crilley Kelly
                           J. Crilley Kelly, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           October 31, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                         TITLE                  DATE

By:   /s/ J. Crilley Kelly      Attorney In Fact          October 31, 1997
      J. Crilley Kelly          For the Persons
      ASSISTANT SECRETARY       Listed Below


      NAME                         TITLE

John F. Donahue*                Chairman and Trustee
                                (Chief Executive Officer)

Richard B. Fisher*              President

J. Christopher Donahue*         Executive Vice President
                                and Trustee

John W. McGonigle *             Treasurer and Executive
                                Vice President
                                (Principal Financial and
                                Accounting Officer)

Thomas G. Bigley*               Trustee

John T. Conroy, Jr.*            Trustee

William J. Copeland*            Trustee

James E. Dowd*                  Trustee

Lawrence D. Ellis, M.D.*        Trustee

Edward L. Flaherty, Jr.*        Trustee

Peter E. Madden*                Trustee

Gregor F. Meyer*                Trustee

John E. Murray, Jr.*            Trustee

Wesley W. Posvar*               Trustee

Marjorie P. Smuts*              Trustee